                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-07064

Exact name of registrant as specified in charter:      The Target Portfolio
                                                       Trust

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Lori E. Bostrom
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-1495

Date of fiscal year end:                               December 31, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

The Target
  Portfolio Trust(R)
  Semiannual Report
  June 30, 2003

                       Target

(GRAPHIC)              A STRUCTURED
                       AND PERSONALIZED
                       INVESTMENT PROGRAM



                                    PRUDENTIAL (LOGO)

Dear Target Shareholder:                    August 15, 2003

Stocks and bonds often move in opposite
directions. However, for a period during the spring of 2003, both markets in the United
States rallied in tandem. Recently, signs of stronger economic growth helped sustain the rise in equities but weighed heavily on bonds.
Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.
Current market activity should have little impact on planning for your long-term investment goals. Target is a comprehensive program that can help you tune out market noise.

In the Target program, you construct a personal plan together with a financial professional who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming.
Whether you are investing for your retirement, your children's education, or some other need, you can find the ingredients for your asset allocation among the Target portfolios.

Our team of experienced analysts selects asset management firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in the Target portfolios. Our analysts continue to monitor their performance and their adherence to the investment processes that earned them their reputations.

I was named president of The Target Portfolio
Trust in March 2003. Thank you
for your continued confidence in us. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
The Target Portfolio Trust
                                           1

Equity Portfolios as of 6/30/03

                                              Six-Month         Average Annual Total Returns1
                                             Total Return    One Year    Five Years   Ten Years
Large Capitalization Growth Portfolio           16.95%        -2.92%       -2.29%       7.13%
S&P 500 Index4                                  11.75%         0.25%       -1.61%      10.04%
Russell 1000 Growth Index4                      13.09%         2.94%      -22.76%       8.28%
Lipper Large-Cap Growth Funds Avg.5             12.25%        -0.76%      -19.13%       6.72%

Large Capitalization Value Portfolio            13.46%        -0.12%      -0.74%        7.66%
S&P 500 Index4                                  11.75%         0.25%      -1.61%       10.04%
Russell 1000 Value Index4                       11.57%        -1.02%       1.05%       10.68%
Lipper Multi-Cap Value Funds Avg.5              12.33%        -0.50%       1.64%        9.72%

Small Capitalization Growth Portfolio           13.90%        -8.76%      -7.07%        3.10%
Russell 2000 Index4                             17.88%        -1.64%       0.97%        8.24%
Russell 2000 Growth Index4                      19.33%         0.69%      -4.25%        4.35%
Lipper Small-Cap Growth Funds Avg.5             17.45%        -1.29%       0.02%        7.48%

Small Capitalization Value Portfolio            14.51%         0.94%       5.55%        8.37%
Russell 2000 Index4                             17.88%        -1.64%       0.97%        8.24%
Russell 2000 Value Index4                       16.49%        -3.80%       4.98%       11.34%
Lipper Small-Cap Core Funds Avg.5               15.63%        -2.07%       2.89%        8.90%

International Equity Portfolio                   7.92%        -5.84%      -5.91%        3.95%
MSCI EAFE Index4                                 9.47%        -6.46%      -4.00%        2.78%
Lipper International Funds Avg.5                 8.60%        -7.98%      -3.79%        4.17%

Fixed Income Portfolios as of 6/30/03

                                              Six-Month         Average Annual Total Returns1
                                             Total Return    One Year      Five Years      Ten Years
International Bond Portfolio2                    5.99%        13.37%         2.69%      2.54%  (2.49)3
Citigroup Non-U.S. WGBI-Hedged4                  2.65%         7.69%         6.79%          8.83%
Citigroup Non-U.S. WGBI-Unhedged4                8.09%        17.90%         6.29%          6.20%
Lipper International Income Funds Avg.5          8.24%        16.52%         6.10%          6.81%

Total Return Bond Portfolio                      5.05%        10.71%         6.41%      6.32%  (6.30)3
Lehman Brothers Aggregate Bond Index4            3.93%        10.40%         7.55%          7.21%
Lehman Brothers Govt/Credit Bond Index4          5.23%        13.15%         7.84%          7.35%
Lipper Corporate Debt BBB-Rated Funds Avg.5      6.78%        12.89%         6.14%          6.92%

Intermediate-Term Bond Portfolio                 4.34%         9.11%         6.21%          5.98%
Lehman Brothers Int.Govt/Credit Bond Index4      4.27%        10.84%         7.65%          6.88%
Lipper Int. Inv. Grade Debt Funds Avg.5          4.31%         9.99%         6.48%          6.42%

Mortgage Backed Securities Portfolio             1.44%         4.51%         5.37%      5.63%  (5.61)3
Lehman Brothers Mort.-Backed Securities Index4   1.60%         5.72%         6.97%          6.94%
Citigroup Mortgage Backed Securities Index4      1.59%         5.79%         7.01%          6.95%
Lipper U.S. Mortgage Funds Avg.5                 1.56%         5.48%         6.17%          6.01%

Money Market Portfolio as of 6/30/03

                                                  Six-Month         One Year      Net Asset          7-Day
                                                 Total Return     Total Return   Value (NAV)     Current Yield
U.S. Government Money Market Portfolio6             0.40%             1.08%         $1.00            0.60%
Lipper U.S. Government Money Market Funds Avg.5     0.28%             0.76%          N/A              N/A

Past performance is not indicative of future
results. Principal value and investment return
will fluctuate so that an investor's shares,
when redeemed, may be worth more or less than
their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. Total returns
assume the reinvestment of all dividends and
distributions, and take into account all
charges and expenses applicable to an
investment in each portfolio. The six-month
total returns do not take into account the
annual Target advisory fee. The average annual
total returns for the Target Portfolios assume
the imposition of the maximum Target annual
advisory fee of 1.5% for stock portfolios and
1.0% for the bond portfolios for retail
investors. Returns for retirement accounts will
differ. The maximum advisory fees for these
accounts are 1.25% and 1.35%, of equity
portfolio and bond portfolio assets,
respectively. The returns in the table do not
reflect the deduction of taxes that a
shareholder would pay on fund distributions or
following the redemption of fund shares. 2The
inception date for the International Bond
Portfolio is 5/17/94. Performance for this
portfolio is for the six-month, one-year, five-
year, and since inception periods. The
benchmark data is for the six-month, one-year,
five-year, and closest month-end to inception
(5/31/94) periods. 3Without waiver of fees
and/or expense subsidization, the portfolios'
returns would have been lower, as indicated in
parentheses. 4Investors cannot invest directly
in an index. The returns for the benchmark
indexes would be lower if they included the
effects of sales charges, operating expenses of
a mutual fund, or taxes. The Standard & Poor's
Composite Stock Price Index (S&P 500 Index) is
an unmanaged index of 500 stocks of large U.S.
companies. It gives a broad look at how stock
prices have performed. The Russell 1000 Growth
Index contains those securities in the Russell
1000 Index with an above-average growth
orientation. Companies in this index tend to
exhibit higher price-to-book and price-to-
earnings ratios, lower dividend yields, and
higher forecasted growth rates. The Russell
1000 Value Index contains those securities in
the Russell 1000 Index with a below-average
growth orientation. Companies in this index
generally have low price-to-book and price-to-
earnings ratios, higher dividend yields, and
lower forecasted growth values. The Russell
2000 Index is an unmanaged index of the stocks
of the 2,000 smallest U.S. companies included
in the Russell 3000 Index. It gives a broad
look at how the stock prices of smaller
companies have performed. The Russell 2000
Growth Index contains those securities in the
Russell 2000 Index with an above-average growth
orientation. Companies in this index generally
have higher price-to-book and price-to-earnings
ratios. The Russell 2000 Value Index contains
those securities in the Russell 2000 Index with
a below-average growth orientation. Companies
in this index generally have low price-to-
earnings ratios, higher dividend yields, and
lower forecasted growth values. The Morgan
Stanley Capital International Europe
Australasia, and Far East Index (MSCI EAFE
Index) is an unmanaged, weighted index that
reflects stock price movements in Europe,
Australasia, and the Far East. It gives a broad
look at how foreign stocks have performed. The
Citigroup (formerly Salomon Smith Barney) Non-
U.S. World Government Bond Index (WGBI)-Hedged
is an unmanaged index of approximately 600
high-quality bonds with foreign currency
exposure translated to the U.S. dollar. It
gives a broad look at how foreign bonds have
performed. The Citigroup (formerly Salomon
Smith Barney) Non-U.S. World Government Bond
Index (WGBI)-Unhedged is an unmanaged index of
approximately 600 high-quality bonds issued in
several different currencies. It gives a broad
look at how foreign bonds have performed. The
Lehman Brothers Aggregate Bond Index is an
unmanaged index of investment-grade securities
issued by the U.S. government and its agencies
and by corporations with between 1 and 10 years
remaining to maturity. It gives a broad look at
how bond prices of short and intermediate-term
bonds have performed. The Lehman Brothers
Government/Credit Bond Index (formerly Lehman
Brothers Government/Corporate Bond Index) is an
unmanaged index of publicly traded
intermediate- and long-term government and
corporate debt with an average maturity of 10
years. It gives a broad look at how bonds have
performed. The Lehman Brothers Intermediate
Government/Credit Bond Index (formerly Lehman
Brothers Intermediate Government/Corporate
Bond Index) is an unmanaged index of publicly
traded U.S. government bonds and investment-
grade corporate bonds with maturities of up to
10 years. It gives a broad look at how
intermediate-term bonds have performed. The
Lehman Brothers Mortgage-Backed Securities
Index is a market capitalization-weighted index
of 15- and 30-year fixed-rate securities backed
by GNMA, FNMA, and FHLMC mortgage pools, and
balloon mortgages with fixed-rate coupons. The
Citigroup (formerly Salomon Smith Barney)
Mortgage-Backed Securities Index is an
unmanaged index of 15- and 30-year mortgage
related securities issued by U.S. government
agencies. Each of them gives a broad look at
how mortgage-backed securities have performed.
5The Lipper averages represent returns based on
an average of all funds in the respective
Lipper categories for the periods noted. The
returns for the Lipper averages would be lower
if they included the effects of sales charges.
Large-Cap Growth funds invest at least 75% of
their equity assets in companies with market
capitalizations (on a three-year weighted
basis) greater than 300% of the dollar-weighted
median market capitalization of the middle
1,000 securities of the S&P SuperComposite 1500
Index. Large-Cap Growth funds typically have an
above-average price-to-earnings ratio, and
three-year sales-per-share growth value,
compared with the S&P 500 Index. Multi-Cap
Value funds invest in a variety of market
capitalization ranges without concentrating 75%
of their equity assets in any one market
capitalization range over an extended period of
time. Multi-cap funds typically have between
25% to 75% of their assets invested in
companies with market capitalizations (on a
three-year
                                  3
weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P
SuperComposite 1500 Index. Multi-Cap Value funds typically have a below-average price-to-earnings ratio, and three-year sales-per-share growth value, compared with the S&P 500 Index.
Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500
Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, and three-year sales-per-share growth value, compared with the S&P SmallCap 600 Index.
Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500
Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, and three-year sales-per-share growth value, compared with the S&P SmallCap
600 Index. International funds invest their assets in securities with primary trading markets outside of the United States.
International Income funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades. Intermediate Investment Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 5 to 10 years. U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government or certain federal agencies. U.S. Government
Money Market funds invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. 6An investment in the U.S. Government Money Market
Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this
Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Portfolio.

Portfolio of Investments               Large Capitalization Growth Portfolio
June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS--97.2%
                 Common Stocks
                 Aerospace/Defense--0.9%
    56,000       Lockheed Martin Corp.                                      $  2,663,920
                                                                            ------------
                 Airlines--0.8%
   133,500       Southwest Airlines Co.                                        2,296,200
                                                                            ------------
                 Building & Construction--0.8%
    73,500       Home Depot, Inc. (The)                                        2,434,320
                                                                            ------------
                 Business Services--0.5%
    35,500       First Data Corp.                                              1,471,120
                                                                            ------------
                 Computer Software & Services--12.7%
   180,000       Advent Software, Inc.(a)                                      3,043,800
   642,000       EMC Corp.(a)                                                  6,721,740
   417,500       Microsoft Corp.                                              10,692,175
   240,000       Oracle Corp.(a)                                               2,884,800
   405,000       VERITAS Software Corp.(a)                                    11,611,350
    45,800       Yahoo!, Inc.(a)                                               1,500,408
                                                                            ------------
                                                                              36,454,273
                                                                            ------------
                 Computers & Business Equipment--10.7%
   340,000       Brocade Communications Systems, Inc.(a)                       2,002,600
 1,337,900       Cisco Systems, Inc.(a)                                       22,329,551
   136,500       Dell Computer Corp.(a)                                        4,362,540
    27,000       International Business Machines Corp.                         2,227,500
                                                                            ------------
                                                                              30,922,191
                                                                            ------------
                 Cosmetics & Toiletries--1.5%
    61,500       Estee Lauder Cos., Inc. (Class A shares)                      2,062,095
    67,500       Gillette Co.                                                  2,150,550
                                                                            ------------
                                                                               4,212,645
                                                                            ------------
                 Drugs & Health Care--14.9%
    69,000       Amgen, Inc.(a)                                                4,584,360
    52,000       Boston Scientific Corp.(a)                                    3,177,200
    92,500       Cardinal Health, Inc.                                         5,947,750
    77,500       Caremark Rx, Inc.(a)                                          1,990,200
    48,000       Gilead Sciences, Inc.(a)                                      2,667,840
   205,200       Medtronic, Inc.                                               9,843,444
   301,300       Pfizer, Inc.                                                 10,289,395
    35,000       Teva Pharmaceutical Industries Ltd., ADR (Israel)             1,992,550
    54,500       Wyeth                                                         2,482,475
                                                                            ------------
                                                                              42,975,214
                                                                            ------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                     5

Large Capitalization Growth Portfolio               Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Education--0.8%
    39,000       Apollo Group, Inc. (Class A shares)(a)                   $    2,408,640
                                                                          --------------
                 Electronic Components--3.4%
   620,000       Applied Materials, Inc.(a)                                    9,833,200
                                                                          --------------
                 Financial Services--16.0%
    50,000       Bank of America Corp.                                         3,951,500
    94,500       Capital One Financial Corp.                                   4,647,510
   304,000       Citigroup, Inc.                                              13,011,200
    79,500       J.P. Morgan Chase & Co.                                       2,717,310
   468,150       MBNA Corp.                                                    9,756,246
   194,600       Morgan Stanley Dean Witter & Co.                              8,319,150
    90,000       SLM Corp.                                                     3,525,300
                                                                          --------------
                                                                              45,928,216
                                                                          --------------
                 Food & Beverages--2.2%
    40,500       Anheuser-Busch Cos., Inc.                                     2,067,525
    31,100       General Mills, Inc.                                           1,474,451
                                                                          --------------
                                                                               3,541,976
                                                                          --------------
                 Hotels & Restaurants--0.8%
    60,500       Brinker International, Inc.(a)                                2,179,210
   133,000       McDonald's Corp.                                              2,933,980
                                                                          --------------
                                                                               5,113,190
                                                                          --------------
                 Household Appliances & Home Furnishings--0.8%
    80,500       Newell Rubbermaid, Inc.                                       2,254,000
                                                                          --------------
                 Insurance--3.7%
    59,500       Aetna, Inc.                                                   3,581,900
   126,000       American International Group, Inc.                            6,952,680
                                                                          --------------
                                                                              10,534,580
                                                                          --------------
                 Internet--2.1%
   110,000       Amazon.com, Inc.(a)                                           4,013,900
   163,300       Juniper Networks, Inc.(a)                                     2,020,021
                                                                          --------------
                                                                               6,033,921
                                                                          --------------
                 Media--2.7%
   146,000       AOL Time Warner, Inc.(a)                                      2,349,140
    99,999       Comcast Corp.(Class A shares)(a)                              3,017,970
    71,500       EchoStar Communications Corp. (Class A shares)(a)             2,475,330
                                                                          --------------
                                                                               7,842,440
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
6                                                     THE TARGET PORTFOLIO TRUST

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Oil Field/Equipment & Services--2.0%
    45,200       Apache Corp.                                             $    2,940,712
    77,000       BJ Services Co.(a)                                            2,876,720
                                                                          --------------
                                                                               5,817,432
                                                                          --------------
                 Paper--1.0%
    77,000       International Paper Co.                                       2,751,210
                                                                          --------------
                 Retail Trade--4.2%
    60,000       Costco Wholesale Corp.(a)                                     2,196,000
   175,000       Gap, Inc. (The)                                               3,283,000
   204,000       Staples, Inc.(a)                                              3,743,400
    54,000       Wal-Mart Stores, Inc.                                         2,898,180
                                                                          --------------
                                                                              12,120,580
                                                                          --------------
                 Semiconductors & Equipment--12.3%
   149,000       Intel Corp.                                                   3,096,816
   325,000       Linear Technology Corp.                                      10,468,250
   300,000       Maxim Integrated Products, Inc.                              10,257,000
   453,000       Xilinx, Inc.(a)                                              11,465,430
                                                                          --------------
                                                                              35,287,496
                                                                          --------------
                 Telecommunication--2.4%
   289,000       AT&T Wireless Services, Inc.(a)                               2,372,690
   160,000       Nokia Oyj ADR (Finland)                                       2,628,800
    51,800       UTStarcom, Inc.(a)                                            1,842,526
                                                                          --------------
                                                                               6,844,016
                                                                          --------------
                 Total long-term investments                                 279,740,780
                   (cost $222,293,498)
                                                                          --------------
                 SHORT-TERM INVESTMENTS--3.1%
                 Mutual Fund
 8,822,637       Prudential Core Investment Fund--Taxable Money Market         8,822,637
                   Series
                   (cost $8,822,637; Note 3)
                                                                          --------------
                 Total Investments--100.3%                                   288,563,417
                   (cost $231,116,135; Note 5)
                 Liabilities in excess of other assets--(0.3%)                  (902,399)
                                                                          --------------
                 Net Assets--100%                                         $  287,661,018
                                                                          --------------
                                                                          --------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                     7

Large Capitalization Value Portfolio                Portfolio of Investments
                                                   June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS--98.5%
                 Common Stocks
                 Aerospace/Defense--1.5%
     4,200       Boeing Co.                                                 $    144,144
       400       Goodrich Corp.                                                    8,400
    25,700       Honeywell International, Inc.                                   690,045
     6,400       Lockheed Martin Corp.                                           304,448
     4,500       Northrop Grumman Corp.                                          388,305
    37,100       Raytheon Co.                                                  1,218,364
    13,600       United Technologies Corp.                                       963,288
                                                                            ------------
                                                                               3,716,994
                                                                            ------------
                 Aluminum--2.3%
   233,976       Alcoa, Inc.                                                   5,966,388
                                                                            ------------
                 Apparel--0.6%
    14,500       Jones Apparel Group, Inc.(a)                                    424,270
    18,000       Nike, Inc. (Class B shares)                                     962,820
                                                                            ------------
                                                                               1,387,090
                                                                            ------------
                 Automobiles--0.8%
   154,119       Ford Motor Co.                                                1,693,768
     4,500       General Motors Corp.                                            162,000
     2,200       Harley-Davidson, Inc.                                            87,692
                                                                            ------------
                                                                               1,943,460
                                                                            ------------
                 Automotive Parts--0.7%
   158,962       Delphi Corp.                                                  1,371,842
     6,800       Lear Corp.(a)                                                   312,936
                                                                            ------------
                                                                               1,684,778
                                                                            ------------
                 Banks--7.0%
    12,300       AmSouth Bancorporation                                          268,632
     7,300       Astoria Financial Corp.                                         203,889
    24,600       Bank of America Corp.                                         1,944,138
    18,600       Bank One Corp.                                                  691,548
     4,200       City National Corp.                                             187,152
     4,900       Compass Bancshares, Inc.                                        171,157
     7,300       First Tennessee National Corp.                                  320,543
     4,800       FirstMerit Corp.                                                109,728
    10,000       FleetBoston Financial Corp.                                     297,100
    14,200       GreenPoint Financial Corp.                                      723,348
    13,500       Hibernia Corp. (Class A shares)                                 245,160
    72,500       KeyCorp                                                       1,832,075
    10,200       Marshall & Ilsley Corp.                                         311,916

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
8                                                     THE TARGET PORTFOLIO TRUST

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Banks (cont'd.)
    12,500       MBNA Corp.                                               $      260,500
    16,700       Mellon Financial Corp.                                          463,425
    10,500       National Commerce Financial Co.                                 232,995
    16,300       North Fork Bancorporation, Inc.                                 555,178
    11,300       PNC Financial Services Group                                    551,553
    22,000       SouthTrust Corp.                                                598,400
    19,000       SunTrust Banks, Inc.                                          1,127,460
    92,800       U.S. Bancorp                                                  2,273,600
    33,900       UnionBanCal Corp.                                             1,402,443
    50,400       Wachovia Corp.                                                2,013,984
    20,700       Wells Fargo & Co.                                             1,043,280
                                                                          --------------
                                                                              17,829,204
                                                                          --------------
                 Building & Construction--1.6%
       300       American Standard Companies, Inc.(a)                             22,179
    45,900       Lennar Corp. (Class A shares)                                 3,281,850
     4,590       Lennar Corp. (Class B shares)                                   315,333
    14,700       Masco Corp.                                                     350,595
                                                                          --------------
                                                                               3,969,957
                                                                          --------------
                 Business Services--1.4%
     1,700       BearingPoint, Inc.(a)                                            16,405
   190,600       Cendant Corp.(a)                                              3,491,792
                                                                          --------------
                                                                               3,508,197
                                                                          --------------
                 Cable TV--0.4%
     2,000       Comcast Corp. (Class A shares)(a)                                60,360
    34,700       Comcast Corp. (Special Class A shares)(a)                     1,000,401
                                                                          --------------
                                                                               1,060,761
                                                                          --------------
                 Chemicals--2.2%
    16,600       Air Products & Chemicals, Inc.                                  690,560
    64,771       Dow Chemical Co.                                              2,005,310
    27,500       Eastman Chemical Co.                                            870,925
    29,600       Monsanto Co.                                                    640,544
     7,500       PPG Industries, Inc.                                            380,550
    14,000       Praxair, Inc.                                                   841,400
     8,200       Rohm & Haas Co.                                                 254,446
                                                                          --------------
                                                                               5,683,735
                                                                          --------------
                 Computer Software & Services--1.8%
     6,000       Computer Sciences Corp.(a)                                      228,720
   184,500       Electronic Data Systems Corp.                                 3,957,525
    10,200       EMC Corp.(a)                                                    106,794
    89,300       Sun Microsystems, Inc.(a)                                       410,780
                                                                          --------------
                                                                               4,703,819
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                     9

Large Capitalization Value Portfolio                Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Computers & Business Equipment--2.3%
    38,700       Cisco Systems, Inc.(a)                                   $      645,903
     7,800       Dell, Inc.(a)                                                   249,288
   525,100       Gateway, Inc.(a)                                              1,916,615
    50,300       Hewlett-Packard Co.                                           1,071,390
    21,900       International Business Machines Corp.                         1,806,750
     9,100       NCR Corp.(a)                                                    233,142
                                                                          --------------
                                                                               5,923,088
                                                                          --------------
                 Conglomerates--2.0%
     1,900       ITT Industries, Inc.                                            124,374
   263,300       Tyco International Ltd. (Bermuda)                             4,997,434
                                                                          --------------
                                                                               5,121,808
                                                                          --------------
                 Consumer Products--2.8%
   103,400       Eastman Kodak Co.                                             2,827,990
    46,100       Fortune Brands, Inc.                                          2,406,420
     1,500       Newell Rubbermaid, Inc.                                          42,000
    20,200       Procter & Gamble Co.                                          1,801,436
                                                                          --------------
                                                                               7,077,846
                                                                          --------------
                 Cosmetics & Toiletries--0.2%
    15,800       Gillette Co.                                                    503,388
                                                                          --------------
                 Data Processing Systems--0.1%
     7,300       First Data Corp.                                                302,512
                                                                          --------------
                 Diversified Manufacturing
     1,900       SPX Corp.(a)                                                     83,714
                                                                          --------------
                 Domestic Oil--0.4%
    23,500       Anadarko Petroleum Corp.                                      1,045,045
                                                                          --------------
                 Drugs & Health Care--3.2%
    56,100       Bausch & Lomb, Inc.                                           2,103,750
    35,700       Bristol-Myers Squibb Co.                                        969,255
     1,200       Eli Lilly & Co.                                                  82,764
     3,400       Forest Laboratories, Inc.(a)                                    186,150
     1,500       Gilead Sciences, Inc.(a)                                         83,370
     5,800       Guidant Corp.(a)                                                257,462
     6,000       Human Genome Sciences, Inc.(a)                                   76,320
     2,600       MedImmune, Inc.(a)                                               94,562
    23,100       Merck & Co. Inc.                                              1,398,705
    19,200       Schering-Plough Corp.                                           357,120
   181,500       Tenet Healthcare Corp.(a)                                     2,114,475
     3,200       Watson Pharmaceuticals(a)                                       129,184
     4,200       Wyeth                                                           191,310
                                                                          --------------
                                                                               8,044,427
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
10                                                    THE TARGET PORTFOLIO TRUST

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Electric Utilities--8.2%
     4,500       Ameren Corp.                                             $      198,450
   164,520       American Electric Power Co., Inc.                             4,907,632
    16,200       Cinergy Corp.                                                   595,998
     9,800       Constellation Energy Group, Inc.                                336,140
    10,900       Dominion Resources, Inc./VA                                     700,543
    70,500       DTE Energy Co.                                                2,724,120
    29,700       Edison International(a)                                         487,971
    33,700       Entergy Corp.                                                 1,778,686
    32,500       Exelon Corp.                                                  1,943,825
    35,396       FirstEnergy Corp.                                             1,360,976
     8,900       NiSource Inc.                                                   169,100
    33,800       OGE Energy Corp.                                                722,306
     8,500       Pepco Holdings, Inc.                                            162,860
    33,000       PG&E Corp.(a)                                                   697,950
    16,900       Pinnacle West Capital Corp.                                     632,905
    21,535       PPL Corp.                                                       926,005
     5,300       Progress Energy, Inc.                                           232,670
    39,700       Public Service Enterprise Group, Inc.                         1,677,325
     3,201       SCANA Corp.                                                     109,730
       500       TXU Corp.                                                        11,225
    37,600       Xcel Energy, Inc.                                               565,504
                                                                          --------------
                                                                              20,941,921
                                                                          --------------
                 Electrical Equipment--0.5%
     6,900       Cooper Industries Ltd. (Class A shares)                         284,970
     8,600       Johnson Controls, Inc.                                          736,160
     3,400       W.W. Grainger, Inc.                                             158,984
                                                                          --------------
                                                                               1,180,114
                                                                          --------------
                 Electronics--0.3%
    21,000       Altera Corp.(a)                                                 344,400
    23,800       Motorola, Inc.                                                  224,434
     2,500       QLogic Corp.(a)                                                 120,825
     2,500       Xilinx, Inc.(a)                                                  63,275
                                                                          --------------
                                                                                 752,934
                                                                          --------------
                 Exchange Traded Funds--0.5%
    26,760       iShares Russell 1000 Value Index Fund                         1,353,253
                                                                          --------------
                 Financial Services--10.4%
    19,900       Capital One Financial Corp.                                     978,682
   201,800       CIT Group, Inc.                                               4,974,370
   125,000       Citigroup, Inc.                                               5,350,000
    19,400       Countrywide Credit Industries, Inc.                           1,349,658
    29,700       E*Trade Group, Inc.(a)                                          252,450
       200       Fannie Mae                                                       13,488

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    11

Large Capitalization Value Portfolio                Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Financial Services (cont'd.)
    18,200       Freddie Mac                                              $      924,014
    16,600       Goldman Sachs Group, Inc.                                     1,390,250
    13,700       MBIA, Inc.                                                      667,875
    20,300       Merrill Lynch & Co., Inc.                                       947,604
    47,300       Morgan Stanley                                                2,022,075
   132,800       Principal Financial Group, Inc. (The)                         4,282,800
    83,900       Washington Mutual, Inc.                                       3,465,070
                                                                          --------------
                                                                              26,618,336
                                                                          --------------
                 Food & Beverages--1.7%
    28,900       Albertson's, Inc.                                               554,880
    14,800       Archer-Daniels-Midland Co.                                      190,476
    32,800       Coca-Cola Co.                                                 1,522,248
     1,200       H.J. Heinz Co.                                                   39,576
       200       Hershey Foods Corp.                                              13,932
     9,100       Kellogg Co.                                                     312,767
    12,400       Kraft Foods, Inc. (Class A shares)                              403,620
    16,000       Kroger Co.(a)                                                   266,880
    48,300       Sara Lee Corp.                                                  908,523
     4,800       Sysco Corp.                                                     144,192
                                                                          --------------
                                                                               4,357,094
                                                                          --------------
                 Forest Products--0.9%
     9,600       Georgia-Pacific Corp.                                           181,920
    40,720       Weyerhaeuser Co.                                              2,198,880
                                                                          --------------
                                                                               2,380,800
                                                                          --------------
                 Gas & Pipeline Utilities--0.2%
    18,900       EL Paso Corp.                                                   152,712
     7,000       Valero Energy Corp.                                             254,310
                                                                          --------------
                                                                                 407,022
                                                                          --------------
                 Hotels & Restaurants--3.6%
     2,600       Harrah's Entertainment, Inc.(a)                                 104,624
    72,600       Mandalay Resort Group(a)                                      2,312,310
       300       Marriott International, Inc.                                     11,526
    21,200       McDonald's Corp.                                                467,672
    92,900       Park Place Entertainment Corp.(a)                               844,461
     2,200       Wendy's International, Inc.                                      63,734
   184,700       Yum! Brands, Inc.(a)                                          5,459,732
                                                                          --------------
                                                                               9,264,059
                                                                          --------------
                 Household Appliances & Home Furnishings
     1,600       Black & Decker Corp.                                             69,520
                                                                          --------------
                 Industrial Machinery--0.4%
     5,400       Deere & Co.                                                     246,780
     3,700       Eaton Corp.                                                     290,857
     7,400       Ingersoll-Rand Co. (Class A shares)                             350,168
                                                                          --------------
                                                                                 887,805
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
12                                                    THE TARGET PORTFOLIO TRUST

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Insurance--11.6%
   106,200       Aetna, Inc.                                              $    6,393,240
    70,300       Allmerica Financial Corp.(a)                                  1,264,697
   136,700       Allstate Corp. (The)                                          4,873,355
    12,700       Ambac Financial Group, Inc.                                     841,375
     6,900       American International Group, Inc.                              380,742
     2,200       Anthem,
Inc.(a)                                                 169,730
    25,700       Aon Corp.                                                       618,856
    19,500       CIGNA Corp.                                                     915,330
     7,000       Hartford Financial Services Group, Inc.(The)                    352,520
     4,000       John Hancock Financial Services, Inc.                           122,920
    19,300       Lincoln National Corp.                                          687,659
   228,570       MetLife, Inc.                                                 6,473,102
     7,300       Protective Life Corp.                                           195,275
     2,700       SAFECO Corp.                                                     95,256
   132,700       St. Paul Cos., Inc.                                           4,844,877
     9,500       Torchmark Corp.                                                 353,875
    46,300       Travelers Property Casualty Corp. (Class A shares)(a)           736,170
     6,900       Travelers Property Casualty Corp. (Class B shares)(a)           108,813
    11,900       UnumProvident Corp.                                             159,579
                                                                          --------------
                                                                              29,587,371
                                                                          --------------
                 International Oil--2.6%
    24,700       ChevronTexaco Corp.                                           1,783,340
   134,800       Exxon Mobil Corp.                                             4,840,668
                                                                          --------------
                                                                               6,624,008
                                                                          --------------
                 Media--2.3%
    96,700       AOL Time Warner, Inc.(a)                                      1,555,903
     3,600       Cox Communications, Inc. (Class A shares)(a)                    114,840
     3,000       E.W. Scripps Co. (Class A shares)                               266,160
     7,400       Fox Entertainment Group, Inc. (Class A shares)(a)               212,972
     3,000       Gannett Co., Inc.                                               230,430
     1,300       Knight-Ridder, Inc.                                              89,609
    48,800       Liberty Media Corp. (Class A shares)(a)                         564,128
       400       McGraw-Hill Companies, Inc. (The)                                24,800
    10,700       Tribune Co.                                                     516,810
    35,500       Viacom, Inc. (Class B shares)                                 1,549,930
    30,400       Walt Disney Co.                                                 600,400
                                                                          --------------
                                                                               5,725,982
                                                                          --------------
                 Metals--0.1%
    12,900       United States Steel Corp.                                       211,173
                                                                          --------------
                 Networking Products
     7,100       Juniper Networks, Inc.(a)                                        87,827
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    13

Large Capitalization Value Portfolio                Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Office Equipment & Supplies
     2,500       Pitney Bowes, Inc.                                       $       96,025
                                                                          --------------
                 Oil Field/Equipment & Services--3.2%
       300       Apache Corp.                                                     19,518
    31,600       ConocoPhillips                                                1,731,680
     4,800       Cooper Cameron Corp.(a)                                         241,824
    18,100       Devon Energy Corp.                                              966,540
     2,800       Diamond Offshore Drilling, Inc.                                  58,772
    39,000       Dynegy, Inc. (Class A shares)                                   163,800
       200       ENSCO International, Inc.                                         5,380
    40,700       Occidental Petroleum Corp.                                    1,365,485
    11,000       Rowan Companies, Inc.(a)                                        246,400
    44,228       Sunoco, Inc.                                                  1,669,165
    37,100       Teekay Shipping Corp.                                         1,591,590
     4,700       Transocean, Inc.                                                103,259
                                                                          --------------
                                                                               8,163,413
                                                                          --------------
                 Paper--0.2%
     9,300       Bowater, Inc.                                                   348,285
     3,200       Smurfit-Stone Container Corp.(a)                                 41,696
     3,000       Temple-Inland, Inc.                                             128,730
                                                                          --------------
                                                                                 518,711
                                                                          --------------
                 Pollution Control--2.0%
   207,500       Waste Management, Inc.                                        4,998,675
                                                                          --------------
                 Railroads & Equipment--0.4%
    11,100       Burlington Northern Santa Fe Corp.                              315,684
     5,700       CSX Corp.                                                       171,513
     8,200       Norfolk Southern Corp.                                          157,440
     6,400       Union Pacific Corp.                                             371,328
                                                                          --------------
                                                                               1,015,965
                                                                          --------------
                 Real Estate Investment Trusts--1.3%
     3,300       Archstone-Smith Trust                                            79,200
     2,900       Arden Realty, Inc.                                               75,255
     2,100       Camden Property Trust                                            73,395
     4,700       CarrAmerica Realty Corp.                                        130,707
     1,600       Chelsea Property Group, Inc.                                     64,496
     4,500       Developers Diversified Realty Corp.                             127,980
     8,400       Duke Realty Corp.                                               231,420
    29,400       Equity Office Properties Trust                                  794,094
     7,100       Equity Residential                                              184,245
     4,600       General Growth Properties, Inc.                                 287,224
     2,500       Highwoods Properties, Inc.                                       55,750
    25,585       Plum Creek Timber Co., Inc.                                     663,931
    10,800       ProLogis Trust                                                  294,840
     5,200       Rouse Co. (The)                                                 198,120
     5,900       United Dominion Realty Trust, Inc.                              101,598
                                                                          --------------
                                                                               3,362,255
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
14                                                    THE TARGET PORTFOLIO TRUST

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Retailing--5.6%
    12,900       Abercrombie & Fitch Co. (Class A shares)(a)              $      366,489
    30,500       CVS Corp.                                                       854,915
     2,200       Family Dollar Stores, Inc.                                       83,930
     3,200       Federated Department Stores, Inc.(a)                            117,920
    11,200       Home Depot, Inc. (The)                                          370,944
   200,800       J.C. Penney Co., Inc.                                         3,383,480
     5,200       Kohl's Corp.(a)                                                 267,176
    78,300       May Department Stores Co. (The)                               1,742,958
   211,900       Sears, Roebuck & Co.                                          7,128,316
                                                                          --------------
                                                                              14,316,128
                                                                          --------------
                 Software--2.7%
   287,700       Computer Associates International, Inc.                       6,409,956
     3,300       Electronic Arts, Inc.(a)                                        244,167
     6,100       Microsoft Corp.(a)                                              156,221
    16,000       Siebel Systems, Inc.(a)                                         152,640
                                                                          --------------
                                                                               6,962,984
                                                                          --------------
                 Supplier & Networking Equipment--0.1%
    93,600       Lucent Technologies, Inc.(a)                                    190,008
     4,400       Tellabs, Inc.(a)                                                 28,908
                                                                          --------------
                                                                                 218,916
                                                                          --------------
                 Telecommunications--4.5%
    29,000       ALLTEL Corp.                                                  1,398,380
    18,820       AT&T Corp.                                                      362,285
    46,029       AT&T Wireless Services, Inc.(a)                                 377,898
    40,500       BellSouth Corp.                                               1,078,515
    11,700       General Motors Corp. (Class H)(a)                               149,877
     1,600       QUALCOMM, Inc.                                                   57,200
    11,000       Qwest Communications International, Inc.(a)                      52,580
   122,492       SBC Communications, Inc.                                      3,129,671
    23,000       Sprint Corp. (FON Group)                                        331,200
    15,600       Sprint Corp. (PCS Group)(a)                                      89,700
   115,360       Verizon Communications, Inc.                                  4,550,952
                                                                          --------------
                                                                              11,578,258
                                                                          --------------
                 Tobacco--3.6%
   204,500       Altria Group, Inc.                                            9,292,480
                                                                          --------------
                 Toys & Amusements--0.2%
     6,600       Hasbro, Inc.                                                    115,434
    14,100       Mattel, Inc.                                                    266,772
                                                                          --------------
                                                                                 382,206
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    15

Large Capitalization Value Portfolio                Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Trucking & Freight Forwarding--0.1%
     4,600       FedEx Corp.                                              $      285,338
                                                                          --------------
                 Total long-term investments                                 251,196,784
                   (cost $224,475,946)
                                                                          --------------
                 SHORT-TERM INVESTMENT--1.2%
                 Mutual Fund
 3,078,615       Prudential Core Investment Fund--Taxable Money Market         3,078,615
                   Series
                   (cost $3,078,615; Note 3)
                                                                          --------------
                 Total Investments--99.7%                                    254,275,399
                   (cost $227,554,561; Note 5)
                 Other assets in excess of liabilities--0.3%                     866,571
                                                                          --------------
                 Net Assets--100%                                         $  255,141,970
                                                                          --------------
                                                                          --------------

------------------------------
(a) Non-income producing security.
                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
16                                                    THE TARGET PORTFOLIO TRUST

Portfolio of Investments               Small Capitalization Growth Portfolio
June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------

                 LONG-TERM INVESTMENTS--96.5%
                 Common Stocks
                 Apparel--2.4%
    29,900       K-Swiss, Inc. (Class A shares)                             $  1,032,148
    29,500       Kellwood Co.                                                    933,085
    49,700       Quiksilver, Inc.(a)                                             819,553
                                                                            ------------
                                                                               2,784,786
                                                                            ------------
                 Banks--4.3%
    28,480       CVB Financial Corp.                                             555,930
    16,450       East West Bancorp, Inc.                                         594,503
    12,300       Flagstar Bancorp, Inc.                                          300,735
    22,800       Hudson United Bancorp                                           778,620
    16,900       Southwest Bancorporation of Texas, Inc.(a)                      549,419
    23,142       Texas Regional Bancshares, Inc. (Class A shares)                803,027
    51,400       UCBH Holdings, Inc.                                           1,474,152
                                                                            ------------
                                                                               5,056,386
                                                                            ------------
                 Business Services--4.3%
    62,685       CSG Systems International, Inc.(a)                              885,739
    40,400       Digital Insight Corp.(a)                                        769,620
    10,000       Fair Isaac Corp.                                                514,500
    41,200       Kroll, Inc.(a)                                                1,114,872
    63,501       Pegasus Solutions, Inc.(a)                                    1,031,891
    19,000       Ritchie Bros. Auctioneers, Inc.(a)                              731,690
                                                                            ------------
                                                                               5,048,312
                                                                            ------------
                 Commercial Services--1.4%
    35,500       Alliance Data Systems Corp.(a)                                  830,700
    20,560       Iron Mountain, Inc.(a)                                          762,570
                                                                            ------------
                                                                               1,593,270
                                                                            ------------
                 Computer Services--0.7%
    16,950       Fidelity National Information Solutions, Inc.(a)                442,056
     9,900       SRA International, Inc. (Class A shares)(a)                     316,800
                                                                            ------------
                                                                                 758,856
                                                                            ------------
                 Computers & Business Equipment--1.2%
    29,300       Hutchinson Technology, Inc.(a)                                  963,677
    65,200       Maxtor Corp.(a)                                                 489,652
                                                                            ------------
                                                                               1,453,329
                                                                            ------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    17

Small Capitalization Growth Portfolio               Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Consumer Products--1.3%
    23,400       Jarden Corp.(a)                                          $      647,478
    26,200       LeapFrog Enterprises, Inc.(a)                                   833,422
                                                                          --------------
                                                                               1,480,900
                                                                          --------------
                 Distribution/Wholesale--3.0%
    18,900       Arrow Electronics, Inc.(a)                                      288,036
    20,340       CDW Corp.(a)                                                    931,572
     7,050       Flowers Foods, Inc.                                             139,308
    25,600       Performance Food Group Co.(a)                                   947,200
    42,310       Tech Data Corp.(a)                                            1,130,100
                                                                          --------------
                                                                               3,436,216
                                                                          --------------
                 Diversified Manufacturing--0.7%
    45,000       Maverick Tube Corp.(a)                                          861,750
                                                                          --------------
                 Drugs & Health Care--12.9%
    25,500       aaiPharma, Inc.(a)                                              506,940
    51,920       Abgenix, Inc.(a)                                                544,641
    47,800       Alpharma, Inc. (Class A shares)                               1,032,480
    27,100       AMERIGROUP Corp.(a)                                           1,008,120
    14,100       Centene Corp.(a)                                                548,490
    21,950       Cooper Cos., Inc.                                               763,201
    44,900       Covance, Inc.(a)                                                812,690
    58,800       Endo Pharmaceuticals Holdings, Inc.(a)                          994,896
    14,800       Eon Labs, Inc.(a)                                               520,220
    21,700       IDEXX Laboratories, Inc.(a)                                     727,818
    46,700       Kos Pharmaceuticals, Inc.(a)                                  1,096,049
     5,300       Mid Atlantic Medical Services, Inc.(a)                          277,190
    49,210       Myriad Genetics, Inc.(a)                                        669,748
    47,250       NDCHealth Corp.                                                 867,038
    21,900       Odyssey Healthcare, Inc.(a)                                     810,300
    54,000       Perrigo Co.                                                     844,560
    12,100       Pharmaceutical Product Development, Inc.(a)                     347,633
    24,700       Sierra Health Services, Inc.(a)                                 494,000
    45,200       United Surgical Partners International, Inc.(a)               1,021,068
    52,415       Vertex Pharmaceuticals, Inc.(a)                                 765,259
    14,700       Vistacare, Inc. (Class A shares)(a)                             357,357
                                                                          --------------
                                                                              15,009,698
                                                                          --------------
                 Educational Services--2.3%
    20,700       Corinthian Colleges, Inc.(a)                                  1,005,399
    23,300       ITT Educational Services, Inc.(a)                               681,525
    40,765       Sylvan Learning Systems, Inc.(a)                                931,073
                                                                          --------------
                                                                               2,617,997
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
18                                                    THE TARGET PORTFOLIO TRUST

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Electronics--5.2%
    11,800       Dionex Corp.(a)                                          $      469,050
    48,965       Electronics for Imaging, Inc.(a)                                993,500
    26,150       Engineered Support Systems, Inc.                              1,094,377
    21,400       FLIR Systems, Inc.(a)                                           645,210
    17,100       Gen-Probe, Inc.(a)                                              698,877
    25,860       Mettler-Toledo International, Inc.(a)                           947,769
    24,840       Technitrol, Inc.(a)                                             373,842
    38,500       Trimble Navigation Ltd.(a)                                      882,805
                                                                          --------------
                                                                               6,105,430
                                                                          --------------
                 Environmental Services--0.5%
    31,300       Tetra Tech, Inc.(a)                                             536,169
                                                                          --------------
                 Financial Services--2.5%
    11,000       Affiliated Managers Group, Inc.(a)                              670,450
    72,500       Interactive Data Corp.(a)                                     1,225,250
     5,700       New Century Financial Corp.                                     248,805
    24,600       Portfolio Recovery Associates, Inc.(a)                          767,274
                                                                          --------------
                                                                               2,911,779
                                                                          --------------
                 Home Appliances & Furnishings--0.4%
    14,150       Ethan Allen Interiors, Inc.                                     497,514
                                                                          --------------
                 Hotels & Restaurants--2.0%
    27,300       Applebee's International, Inc.                                  858,039
    11,400       CBRL Group, Inc.                                                443,004
    43,950       Ruby Tuesday, Inc.                                            1,086,884
                                                                          --------------
                                                                               2,387,927
                                                                          --------------
                 Insurance--3.4%
    24,650       Cobalt Corp.(a)                                                 506,558
    34,100       Hilb, Rogal & Hamilton Co.                                    1,160,764
    24,600       Odyssey Re Holdings Corp.                                       519,060
    63,600       ProAssurance Corp.(a)                                         1,716,564
                                                                          --------------
                                                                               3,902,946
                                                                          --------------
                 Internet--4.4%
    60,270       CheckFree Corp.(a)                                            1,677,917
    30,900       Digital River, Inc.(a)                                          596,370
    33,500       DoubleClick, Inc.(a)                                            309,875
   304,125       Hollywood Media Corp.(a)                                        395,363
    26,470       Packeteer, Inc.(a)                                              412,138
    69,850       United Online, Inc.(a)                                        1,769,998
                                                                          --------------
                                                                               5,161,661
                                                                          --------------
                 Leisure Time--2.4%
    53,200       Alliance Gaming Corp.(a)                                      1,006,012
    33,900       GTECH Holdings Corp.                                          1,276,335
    20,500       Station Casinos, Inc.(a)                                        517,625
                                                                          --------------
                                                                               2,799,972
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    19

Small Capitalization Growth Portfolio               Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Manufacturing--0.5%
    21,150       Applied Films Corp.(a)                                   $      547,362
                                                                          --------------
                 Media--3.3%
    95,850       Gray Television, Inc.                                         1,188,539
    52,390       Information Holdings, Inc.(a)                                   956,118
    82,200       Mediacom Communications Corp.(a)                                811,314
    44,050       Salem Communications Corp. (Class A shares)(a)                  881,485
                                                                          --------------
                                                                               3,837,456
                                                                          --------------
                 Medical & Dental Supplies--5.8%
    20,600       Advanced Neuromodulation Systems, Inc.(a)                     1,066,462
    25,100       Cyberonics, Inc.(a)                                             539,901
     4,700       INAMED Corp.(a)                                                 252,343
     8,500       Integra LifeSciences Holdings(a)                                224,230
    52,515       STAAR Surgical Co.(a)                                           609,174
    59,500       Thoratec Corp.(a)                                               886,550
    72,100       VCA Antech, Inc.(a)                                           1,410,997
    27,965       Ventana Medical Systems, Inc.(a)                                760,089
    54,600       Wright Medical Group, Inc.(a)                                 1,037,400
                                                                          --------------
                                                                               6,787,146
                                                                          --------------
                 Metals & Mining--0.2%
    12,450       Arch Coal, Inc.                                                 286,101
                                                                          --------------
                 Office Furnishings--1.5%
    59,900       Falcon Products, Inc.(a)                                        253,377
    62,500       Global Imaging Systems, Inc.(a)                               1,447,500
                                                                          --------------
                                                                               1,700,877
                                                                          --------------
                 Oil & Gas Exploration/Production--3.1%
    29,000       Cimarex Energy Co.(a)                                           688,750
    10,800       Comstock Resources, Inc.(a)                                     147,744
    29,700       Energen Corp.                                                   989,010
    15,160       Newfield Exploration Co.(a)                                     569,258
    18,700       Southwestern Energy Company(a)                                  280,687
    33,700       St. Mary Land & Exploration Co.                                 920,010
                                                                          --------------
                                                                               3,595,459
                                                                          --------------
                 Oil Field/Equipment & Services--4.0%
    22,400       Evergreen Resources, Inc.(a)                                  1,216,544
    48,750       Key Energy Services, Inc.(a)                                    522,600
    38,250       Patina Oil & Gas Corp.                                        1,229,737
    45,350       Unit Corp.(a)                                                   948,269
    33,950       Universal Compression Holdings, Inc.(a)                         708,197
                                                                          --------------
                                                                               4,625,347
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
20                                                    THE TARGET PORTFOLIO TRUST

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Real Estate Investment Trust--1.0%
    46,700       American Financial Realty Trust                          $      696,297
    11,700       Chelsea Property Group, Inc.                                    471,627
                                                                          --------------
                                                                               1,167,924
                                                                          --------------
                 Retail Apparel--3.5%
    15,450       AnnTaylor Stores Corp.(a)                                       447,278
     6,800       Brown Shoe Co., Inc.                                            202,640
    56,450       Finish Line, Inc. (The) (Class A shares)(a)                   1,253,754
    21,450       Men's Wearhouse, Inc. (The)(a)                                  468,683
    51,700       Pacific Sunwear of California, Inc.(a)                        1,245,453
    13,900       Urban Outfitters, Inc.(a)                                       499,010
                                                                          --------------
                                                                               4,116,818
                                                                          --------------
                 Retail Trade--4.2%
    39,100       Claire's Stores, Inc.                                           991,576
    60,900       Guitar Center, Inc.(a)                                        1,766,100
    37,900       PETCO Animal Supplies, Inc.(a)                                  823,946
    11,000       Tractor Supply Co.(a)                                           525,250
    27,720       Tuesday Morning Corp.(a)                                        729,036
                                                                          --------------
                                                                               4,835,908
                                                                          --------------
                 Semiconductors & Equipment--3.1%
    20,400       Cree, Inc.(a)                                                   332,112
    17,000       Entegris, Inc.(a)                                               228,480
     5,291       FormFactor, Inc.(a)                                              93,651
    51,150       GlobespanVirata, Inc.(a)                                        421,988
    14,900       InterDigital Communications Corp.(a)                            348,213
    11,100       International Rectifier Corp.(a)                                297,702
    17,250       OmniVision Technologies, Inc.(a)                                538,200
    40,800       Photronics, Inc.(a)                                             711,959
    24,700       Power Integrations, Inc.(a)                                     600,704
                                                                          --------------
                                                                               3,573,009
                                                                          --------------
                 Software--6.6%
    15,100       Altiris, Inc.(a)                                                302,755
     9,600       Avid Technology, Inc.(a)                                        336,672
    11,000       Hyperion Solutions Corp.(a)                                     371,360
   115,250       Lawson Software, Inc.(a)                                        895,493
    30,750       National Instruments Corp.(a)                                 1,161,734
    27,500       NetScreen Technologies, Inc.(a)                                 620,125
     9,200       Open Text Corp.(a)                                              259,900
    64,050       Pinnacle Systems, Inc.(a)                                       685,335
    14,600       Progress Software Corp.(a)                                      302,658
    54,050       SERENA Software, Inc.(a)                                      1,128,564
    26,700       Verint Systems, Inc.(a)                                         678,447
    22,800       Verity, Inc.(a)                                                 288,648
   118,504       Witness Systems, Inc.(a)                                        612,666
                                                                          --------------
                                                                               7,644,357
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    21

Small Capitalization Growth Portfolio               Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Telecommunications--2.8%
    23,100       Boston Communications Group, Inc.(a)                     $      395,703
   178,970       Enterasys Networks, Inc.(a)                                     542,279
   154,646       LCC International, Inc. (Class A shares)(a)                     423,730
    85,600       Nextel Partners, Inc. (Class A shares)(a)                       624,880
    48,960       Tekelec(a)                                                      553,248
    27,500       West Corp.(a)                                                   732,875
                                                                          --------------
                                                                               3,272,715
                                                                          --------------
                 Transportation--1.6%
    26,750       Knight Transportation, Inc.(a)                                  666,075
    16,000       Pacer International, Inc.(a)                                    301,760
    29,000       UTI Worldwide, Inc.                                             904,510
                                                                          --------------
                                                                               1,872,345
                                                                          --------------
                 Total long-term investments                                 112,267,722
                   (cost $100,355,458)
                                                                          --------------
                 SHORT-TERM INVESTMENT--3.7%
                 Mutual Fund
 4,271,447       Prudential Core Investment Fund -- Taxable Money Market       4,271,447
                   Series
                   (cost $4,271,447; Note 3)
                                                                          --------------
                 Total Investments--100.2%                                   116,539,169
                   (cost $104,626,905; Note 5)
                 Liabilities in excess of other assets--(0.2%)                  (221,245)
                                                                          --------------
                 Net Assets--100.0%                                       $  116,317,924
                                                                          --------------
                                                                          --------------

------------------------------
(a) Non-income producing security.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
22                                                    THE TARGET PORTFOLIO TRUST

Portfolio of Investments                Small Capitalization Value Portfolio
June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS--100.0%
                 Common Stocks
                 Aerospace/Defense--0.8%
    27,500       Moog, Inc. (Class A shares)(a)                             $    955,625
    13,765       United Defense Industries, Inc.(a)                              357,064
                                                                            ------------
                                                                               1,312,689
                                                                            ------------
                 Airlines--0.1%
    16,630       Northwest Airlines Corp.(a)                                     187,753
                                                                            ------------
                 Apparel--0.8%
    93,400       Phillips-Van Heusen Corp.                                     1,273,042
                                                                            ------------
                 Auto Related--3.5%
    20,630       ArvinMeritor, Inc.                                              416,313
     6,035       BorgWarner, Inc.                                                388,654
   149,790       CSK Auto Corp.(a)                                             2,164,466
    11,341       Lear Corp.(a)                                                   521,913
    29,275       Navistar International Corp.(a)                                 955,243
    14,500       Snap-On, Inc.                                                   420,935
    17,500       Winnebago Industries, Inc.                                      663,250
                                                                            ------------
                                                                               5,530,774
                                                                            ------------
                 Banks--4.8%
    30,000       Astoria Financial Corp.                                         837,900
    92,600       BankUnited Financial Corp. (Class A shares)(a)                1,865,889
    15,500       Commerce Bancorp, Inc.                                          575,050
    21,815       First Federal Capital Corp.                                     433,028
    34,287       Fulton Financial Corp.                                          681,283
    21,200       Hibernia Corp. (Class A shares)                                 384,992
    10,446       MAF Bancorp, Inc.                                               387,233
    21,423       Provident Financial Group, Inc.                                 549,071
    30,391       Sky Financial Group, Inc.                                       660,093
    23,365       Trustmark Corp.                                                 595,107
    18,771       Whitney Holding Corp.                                           600,109
                                                                            ------------
                                                                               7,569,755
                                                                            ------------
                 Building & Construction--0.3%
    13,865       Lafarge North America, Inc.                                     428,429
                                                                            ------------
                 Business Services--6.7%
   266,400       Administaff, Inc.(a)                                          2,743,920
   135,800       Allied Waste Industries, Inc.(a)                              1,364,790
    52,320       Aspen Technologies, Inc.(a)                                     251,136
    43,365       BearingPoint, Inc.(a)                                           418,472

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    23

Small Capitalization Value Portfolio                Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Business Services (cont'd.)
    23,920       CDI Corp.(a)                                             $      620,963
    42,700       Kelly Services, Inc. (Class A shares)                         1,001,315
   112,700       Labor Ready, Inc.(a)                                            808,059
    36,860       Moore Wallace, Inc.(Canada) (a)                                 541,105
   108,900       MPS Group, Inc.(a)                                              749,232
    56,600       NDCHealth Corp.                                               1,038,610
    43,000       Republic Services, Inc.(a)                                      974,810
                                                                          --------------
                                                                              10,512,412
                                                                          --------------
                 Chemicals--4.0%
    29,725       Albemarle Corp.                                                 831,408
    23,510       Ferro Corp.                                                     529,680
    18,875       Georgia Gulf Corp.                                              373,725
    47,432       Hercules, Inc.(a)                                               469,577
    27,600       Millennium Chemicals, Inc.                                      262,476
    40,880       Olin Corp.                                                      699,048
    41,690       RPM International, Inc.                                         573,238
    29,400       Scotts Co. (The) (Class A shares)(a)                          1,455,300
    16,600       Spartech Corp.                                                  352,086
    18,400       Valspar Corp. (The)                                             776,848
                                                                          --------------
                                                                               6,323,386
                                                                          --------------
                 Containers & Packaging--0.5%
    40,290       Packaging Corp. of America(a)                                   742,545
                                                                          --------------
                 Cosmetics & Toiletries--0.5%
    40,400       Chattem, Inc.(a)                                                759,520
                                                                          --------------
                 Diversified Manufacturing--1.0%
   128,390       GrafTech International, Ltd.(a)                                 699,725
     9,055       Kaydon Corp.                                                    188,344
    19,485       Maverick Tube Corp.(a)                                          373,138
    21,670       NN, Inc.                                                        274,342
                                                                          --------------
                                                                               1,535,549
                                                                          --------------
                 Drugs & Healthcare--12.2%
    24,901       Advanced Medical Optics, Inc.(a)                                424,562
    17,698       Alpharma, Inc. (Class A shares)                                 382,277
    15,885       AMERIGROUP Corp.(a)                                             590,922
    23,550       Barr Laboratories, Inc.(a)                                    1,542,525
    74,360       Cooper Companies, Inc. (The)                                  2,585,496
    67,300       Covance, Inc.(a)                                              1,218,130
    50,300       Diagnostic Products Corp.                                     2,064,815
    15,280       Health Net, Inc.(a)                                             503,476
    15,700       Invitrogen Corp.(a)                                             602,409
    77,700       K-V Pharmaceutical Co.(a)                                     2,198,910

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
24                                                    THE TARGET PORTFOLIO TRUST

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Drugs & Healthcare (cont'd.)
    38,500       Lincare Holdings, Inc.(a)                                $    1,213,135
    52,000       Pediatrix Medical Group, Inc.(a)                              1,853,800
    82,100       Pharmaceutical Product Development, Inc.(a)                   2,358,733
    39,600       Quintiles Transnational Corp.(a)                                561,924
    75,900       Serologicals Corp.(a)                                         1,034,517
                                                                          --------------
                                                                              19,135,631
                                                                          --------------
                 Electric Utilities--2.0%
    22,586       ALLETE, Inc.                                                    599,658
     6,330       Hawaiian Electric Industries, Inc.                              290,231
    55,300       PNM Resources, Inc.                                           1,479,274
    34,265       Puget Energy, Inc.                                              817,906
                                                                          --------------
                                                                               3,187,069
                                                                          --------------
                 Electrical Components & Equipment--1.0%
    17,475       Anixter International, Inc.(a)                                  409,439
    33,375       Asyst Technologies, Inc.(a)                                     223,279
    30,935       Avnet, Inc.(a)                                                  392,256
    48,373       Brooks Automation, Inc.(a)                                      548,550
                                                                          --------------
                                                                               1,573,524
                                                                          --------------
                 Electronics--2.6%
    14,353       Andrew Corp.(a)                                                 132,048
    68,219       Arris Group, Inc.(a)                                            338,366
    74,200       FLIR Systems, Inc.(a)                                         2,237,130
    31,980       Pioneer Standard Electronics, Inc.                              271,190
   177,600       Sanmina-SCI Corp.(a)                                          1,120,656
                                                                          --------------
                                                                               4,099,390
                                                                          --------------
                 Financial Services--6.2%
    13,799       Affiliated Managers Group, Inc.(a)                              841,049
   148,000       AmeriCredit Corp.(a)                                          1,265,400
    36,200       Eaton Vance Corp.                                             1,143,920
    38,100       Global Payments, Inc.                                         1,352,550
    35,700       Jefferies Group, Inc.                                         1,777,503
     7,590       NCO Group, Inc.(a)                                              135,937
    49,195       Raymond James Financial, Inc.                                 1,625,895
     7,600       Student Loan Corp. (The)                                        957,600
    15,761       Triad Guaranty, Inc.(a)                                         598,130
                                                                          --------------
                                                                               9,697,984
                                                                          --------------
                 Foods--0.9%
    11,505       Performance Food Group Co.(a)                                   425,685
    40,720       Smithfield Foods, Inc.(a)                                       933,302
                                                                          --------------
                                                                               1,358,987
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    25

Small Capitalization Value Portfolio                Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Gas & Pipeline Utilities--3.1%
    26,511       AGL Resources, Inc.                                      $      674,440
    25,375       Equitable Resources, Inc.                                     1,033,778
   106,055       ONEOK, Inc.                                                   2,081,859
    15,546       UGI Corp.                                                       492,808
    20,755       Vectren Corp.                                                   519,913
                                                                          --------------
                                                                               4,802,798
                                                                          --------------
                 Health Care Facilities--0.7%
    16,405       Coventry Health Care, Inc. (a)                                  757,255
    25,135       Province Healthcare Co.(a)                                      278,244
                                                                          --------------
                                                                               1,035,499
                                                                          --------------
                 Home Appliances & Furnishings--0.4%
    31,141       Haverty Furniture Co., Inc.                                     544,968
                                                                          --------------
                 Home Builder--3.8%
    77,000       D.R. Horton, Inc.                                             2,163,700
    65,000       Hovnanian Enterprises, Inc. (Class A shares)(a)               3,831,750
                                                                          --------------
                                                                               5,995,450
                                                                          --------------
                 Hotels & Restaurants--2.5%
    42,500       Brinker International, Inc.(a)                                1,530,850
    10,105       CBRL Group, Inc.                                                392,680
    12,710       RARE Hospitality International, Inc.(a)                         415,363
    21,611       Ruby Tuesday, Inc.                                              534,440
    42,400       Sonic Corp.(a)                                                1,078,232
                                                                          --------------
                                                                               3,951,565
                                                                          --------------
                 Industrial Machinery--0.7%
    66,000       Watsco, Inc.                                                  1,092,960
                                                                          --------------
                 Insurance--6.3%
    20,594       AmerUs Group Co.                                                580,545
    37,800       Commerce Group, Inc. (The)                                    1,368,359
    19,300       Delphi Financial Group, Inc. (Class A shares)                   903,240
     5,947       Everest Re Group, Ltd. (Barbados)                               454,946
    19,737       Harleysville Group, Inc.                                        454,346
    20,076       Odyssey Re Holdings Corp.                                       423,604
    56,800       Philadelphia Consolidated Holding Corp.(a)                    2,294,719
   104,890       Phoenix Companies, Inc.(The)                                    947,157
    22,000       Protective Life Corp.                                           588,500
     7,590       Reinsurance Group of America, Inc.                              243,639
     8,159       RenaissanceRe Holdings, Ltd.(Bermuda)                           371,398
    11,650       Scottish Annuity & Life Holdings, Ltd.(Cayman Islands)          235,447
    17,670       W.R. Berkley Corp.                                              931,209
                                                                          --------------
                                                                               9,797,109
                                                                          --------------
                 Integrated Oil & Gas--0.5%
    47,365       Key Energy Services, Inc.(a)                                    507,753
     9,955       Premcor, Inc.(a)                                                214,530
                                                                          --------------
                                                                                 722,283
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
26                                                    THE TARGET PORTFOLIO TRUST

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Leisure Related--1.9%
    24,185       Brunswick Corp.                                          $      605,109
    26,600       CEC Entertainment, Inc.(a)                                      982,338
    33,645       MTR Gaming Group, Inc.(a)                                       259,739
    71,600       WMS Industries, Inc.(a)                                       1,116,244
                                                                          --------------
                                                                               2,963,430
                                                                          --------------
                 Machinery--2.3%
    33,628       CNH Global NV (Netherlands)                                     320,811
    25,016       Cummins, Inc.                                                   897,824
    48,520       Joy Global, Inc.(a)                                             716,640
    10,020       Tecumseh Products Co. (Class A shares)                          383,866
    68,920       Wabtec Corp.                                                    958,678
    16,315       York International Corp.                                        381,771
                                                                          --------------
                                                                               3,659,590
                                                                          --------------
                 Medical & Dental Supplies--0.4%
    24,890       Owens & Minor, Inc.                                             556,292
                                                                          --------------
                 Mining--0.1%
     7,290       CONSOL Energy, Inc.                                             165,775
                                                                          --------------
                 Multimedia--4.5%
    40,365       Belo Corp. (Class A shares)                                     902,561
    37,500       Harman International Industries, Inc.                         2,967,750
    39,900       Scholastic Corp.(a)                                           1,188,222
   165,000       Sinclair Broadcast Group, Inc. (Class A shares)(a)            1,915,650
                                                                          --------------
                                                                               6,974,183
                                                                          --------------
                 Oil & Gas Exploration/Production--3.9%
    77,665       Chesapeake Energy Corp.                                         784,417
    20,112       Cimarex Energy Co.(a)                                           477,660
    13,035       Frontier Oil Corp.                                              198,132
    22,366       Newfield Exploration Co.(a)                                     839,843
    58,100       Swift Energy Co.(a)                                             639,100
    58,100       Westport Resources Corp.(a)                                   1,321,775
    92,933       XTO Energy, Inc.                                              1,868,882
                                                                          --------------
                                                                               6,129,809
                                                                          --------------
                 Paper & Paper Products--1.0%
    28,541       Kadant, Inc.(a)                                                 535,144
    25,900       Pope & Talbot, Inc.                                             286,195
    23,146       Rayonier, Inc.                                                  763,818
                                                                          --------------
                                                                               1,585,157
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    27

Small Capitalization Value Portfolio                Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts--4.7%
    34,540       Alexandria Real Estate Equities, Inc.                    $    1,554,299
    48,341       Corporate Office Properties Trust                               818,413
    20,965       Developers Diversified Realty Corp.                             596,245
    22,400       Entertainment Properties Trust                                  644,000
    16,150       Forest City Enterprises, Inc., (Class A shares)                 669,418
    28,160       Heritage Property Investment Trust                              762,573
    33,440       Highwoods Properties, Inc.                                      745,712
    20,040       Ramco-Gershenson Properties Trust                               466,932
    23,000       SL Green Realty Corp.                                           802,470
    16,610       Summit Properties, Inc.                                         342,997
                                                                          --------------
                                                                               7,403,059
                                                                          --------------
                 Retail--Apparel 3.1%
    22,970       AnnTaylor Stores Corp.(a)                                       664,982
     9,725       Brown Shoe Co., Inc.                                            289,805
    74,500       Fred's, Inc.                                                  2,769,909
    15,436       Reebok International, Ltd.(a)                                   519,113
    29,555       Wolverine World Wide, Inc.                                      569,229
                                                                          --------------
                                                                               4,813,038
                                                                          --------------
                 Semiconductors & Equipment--3.0%
    50,646       ChipPAC, Inc. (Class A shares)(a)                               388,455
    34,961       Entegris, Inc.(a)                                               469,876
    43,370       Fairchild Semiconductor International, Inc. (Class A            554,702
                   shares)(a)
    99,689       Mykrolis Corp.(a)                                             1,011,844
    43,218       Photronics, Inc.(a)                                             754,154
     7,700       SPSS, Inc.                                                      128,898
    45,860       Standard Microsystems Corp.(a)                                  695,696
    33,300       Ultratech Stepper, Inc.(a)                                      615,717
                                                                          --------------
                                                                               4,619,342
                                                                          --------------
                 Software--3.7%
    31,684       Activision, Inc.(a)                                             409,357
    72,985       Compuware Corp.(a)                                              421,123
    52,204       FileNET Corp.(a)                                                941,760
    19,768       Hyperion Solutions Corp.(a)                                     667,368
    66,310       Keane, Inc.(a)                                                  903,805
    52,279       MRO Software, Inc.(a)                                           451,168
    44,734       Retek, Inc.(a)                                                  286,298
     8,670       Take-Two Interactive Software, Inc.(a)                          245,708
   110,200       Verity, Inc.(a)                                               1,395,132
                                                                          --------------
                                                                               5,721,719
                                                                          --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
28                                                    THE TARGET PORTFOLIO TRUST

SHARES           DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                 Specialty Retail--1.5%
    16,765       Fisher Scientific International, Inc.(a)                 $      585,099
    25,785       Linens 'n Things, Inc.(a)                                       608,784
    38,300       Movie Gallery, Inc.(a)                                          706,634
    24,950       Gymboree Corp. (The)(a)                                         418,661
                                                                          --------------
                                                                               2,319,178
                                                                          --------------
                 Telecommunications--2.0%
   301,800       American Tower Corp. (Class A shares)(a)                      2,670,930
    16,811       Harris Corp.                                                    505,171
                                                                          --------------
                                                                               3,176,101
                                                                          --------------
                 Trucking & Freight Forwarding--1.6%
    15,012       Arkansas Best Corp.                                             357,135
    25,495       Pacer International, Inc.(a)                                    480,836
    19,325       Ryder System, Inc.                                              495,107
    24,280       Swift Transportation Co., Inc.(a)                               452,094
     8,185       USF Corp.                                                       220,749
    23,300       Yellow Corp.(a)                                                 539,395
                                                                          --------------
                                                                               2,545,316
                                                                          --------------
                 Waste Management--0.4%
    76,280       Casella Waste Systems, Inc. (Class A shares)(a)                 688,808
                                                                          --------------
                 Total long-term investments                                 156,491,868
                   (cost $139,860,848)
                                                                          --------------
                 SHORT-TERM INVESTMENT--1.5%
                 Mutual Fund
 2,320,520       Prudential Core Investment Fund--Taxable Money Market         2,320,520
                   Series
                   (cost $2,320,520; Note 3)
                                                                          --------------
                 Total Investments--101.5%                                   158,812,388
                   (cost $142,181,368; Note 5)
                 Liabilities in excess of other assets--(1.5%)                (2,319,387)
                                                                          --------------
                 Net Assets--100%                                         $  156,493,001
                                                                          --------------
                                                                          --------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    29

International Equity Portfolio                      Portfolio of Investments
                                                   June 30, 2003 (Unaudited)

                                                                                US$
                                                                               VALUE
SHARES           DESCRIPTION                                                  (NOTE 1)
----------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS--96.4%
                 Common Stocks
                 Australia--2.1%
   562,381       BHP Billiton, Ltd.                                         $  3,258,671
                                                                            ------------
                 Belgium--1.2%
   106,300       Fortis                                                        1,845,702
                                                                            ------------
                 Denmark--1.2%
    54,100       Novo Nordisk A/S (Class B shares)                             1,893,889
                                                                            ------------
                 Finland--2.6%
   243,200       Nokia Oyj                                                     4,004,878
                                                                            ------------
                 France--8.5%
    45,020       BNP Paribas SA                                                2,287,680
    29,900       Carrefour SA                                                  1,465,454
    74,700       Credit Agricole SA                                            1,419,695
    41,000       Lagardere SCA                                                 1,782,077
    27,200       Schneider Electric SA                                         1,278,773
    31,385       Total SA                                                      4,743,016
                                                                            ------------
                                                                              12,976,695
                                                                            ------------
                 Germany--1.9%
    23,000       Bayerische Motoren Werke (BMW) AG                               883,488
    52,000       Deutsche Telekom AG(a)                                          791,815
    23,300       Siemens AG                                                    1,141,173
                                                                            ------------
                                                                               2,816,476
                                                                            ------------
                 Hong Kong--1.4%
   332,500       CLP Holdings, Ltd.                                            1,453,967
   537,000       Hong Kong & China Gas Co., Ltd                                  678,295
                                                                            ------------
                                                                               2,132,262
                                                                            ------------
                 Ireland--4.0%
   111,226       Allied Irish Banks PLC                                        1,671,451
   209,700       Bank of Ireland                                               2,537,296
   116,051       CRH PLC                                                       1,819,107
                                                                            ------------
                                                                               6,027,854
                                                                            ------------
                 Italy--6.8%
   156,290       Alleanza Assicurazioni SpA                                    1,486,066
   173,600       ENI SpA                                                       2,625,501
   399,700       Snam Rete Gas SpA                                             1,569,773
   515,800       Telecom Italia SpA                                            4,667,498
                                                                            ------------
                                                                              10,348,838
                                                                            ------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
30                                                    THE TARGET PORTFOLIO TRUST

                                                                                US$
                                                                               VALUE
SHARES           DESCRIPTION                                                  (NOTE 1)
----------------------------------------------------------------------------------------------
                 Japan--13.8%
    40,800       Acom Co., Ltd.                                             $  1,474,679
    67,000       Canon, Inc.                                                   3,074,495
       344       East Japan Railway Co.                                        1,529,844
    20,400       Fanuc, Ltd.                                                   1,010,868
    18,200       Honda Motor Co., Ltd.                                           689,652
   118,000       Kao Corp.                                                     2,196,377
   424,000       Nissan Motor Co., Ltd.                                        4,053,733
     1,420       NTT DoCoMo, Inc.                                              3,074,745
    75,300       Takeda Chemical Industries, Ltd.                              2,778,089
   400,000       Tokyo Gas Co., Ltd.                                           1,149,282
                                                                            ------------
                                                                              21,031,764
                                                                            ------------
                 Netherlands--9.1%
   129,400       ABN AMRO Holding NV                                           2,474,145
    63,617       Heineken NV                                                   2,257,398
   269,000       Koninklijke KPN NV(a)                                         1,905,961
    99,519       Philips Electronics NV                                        1,892,531
   114,000       Royal Dutch Petroleum Co.                                     5,291,487
                                                                            ------------
                                                                              13,821,522
                                                                            ------------
                 Norway--0.5%
    92,600       Statoil ASA                                                     788,942
                                                                            ------------
                 Singapore--1.6%
   205,850       Oversea-Chinese Banking Corp., Ltd.                           1,168,938
   179,328       United Overseas Bank, Ltd.                                    1,262,730
                                                                            ------------
                                                                               2,431,668
                                                                            ------------
                 Spain--3.2%
    92,400       Altadis, SA                                                   2,368,333
   150,400       Endesa, SA                                                    2,518,152
                                                                            ------------
                                                                               4,886,485
                                                                            ------------
                 Sweden--1.1%
    60,800       Sandvik AB                                                    1,591,215
                                                                            ------------
                 Switzerland--7.4%
   119,700       Compagnie Financiere Richemont AG                             1,935,277
   112,100       Credit Suisse Group                                           2,950,327
    52,100       Novartis AG                                                   2,061,615
     8,700       Roche Holding AG                                                682,422
    66,300       UBS AG                                                        3,688,092
                                                                            ------------
                                                                              11,317,733
                                                                            ------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    31

International Equity Portfolio                      Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

                                                                                US$
                                                                               VALUE
SHARES           DESCRIPTION                                                  (NOTE 1)
----------------------------------------------------------------------------------------------
                 United Kingdom--30.0%
   559,800       Barclays PLC                                               $  4,156,862
   320,700       Boots PLC                                                     3,439,795
   472,700       BP PLC                                                        3,278,035
    98,620       BT Group PLC                                                    331,576
   257,212       Cadbury Schweppes PLC                                         1,519,478
   297,599       Diageo PLC                                                    3,177,284
   275,300       GlaxoSmithKline PLC                                           5,555,880
   509,405       HSBC Holdings PLC                                             6,018,613
   160,460       Imperial Tobacco Group PLC                                    2,870,227
   616,200       Kingfisher PLC                                                2,819,119
   117,000       Royal Bank of Scotland Group PLC                              3,282,124
   484,100       Tesco PLC                                                     1,751,439
   237,600       Unilever PLC                                                  1,899,592
 2,867,700       Vodafone Group PLC                                            5,607,539
                                                                            ------------
                                                                              45,707,563
                                                                            ------------
                 Total long-term investments                                 146,882,157
                   (cost $135,570,583)
                                                                            ------------
Principal
  Amount
  (000)          SHORT-TERM INVESTMENTS--2.7%
----------
                 U.S. Government Obligations
                 United States Treasury Bills,
$      115       0.97%, 7/3/03                                                   114,995
       620       1.00%, 7/3/03                                                   619,974
       100       1.00%, 7/3/03                                                    99,996
       725       1.01%, 7/3/03                                                   724,970
     1,235       1.03%, 7/3/03                                                 1,234,948
        90       1.06%, 7/3/03                                                    89,996
        45       1.07%, 7/3/03                                                    44,998
       205       1.08%, 7/3/03                                                   204,991
       300       1.11%, 7/3/03                                                   299,988
       595       0.82%, 9/4/03                                                   594,092
        45       0.87%, 9/4/03                                                    44,931
                                                                            ------------
                 Total short-term investments                                  4,073,879
                   (cost $4,073,853)
                                                                            ------------
                 Total Investments--99.1%                                    150,956,036
                   (cost $139,644,436; Note 5)
                 Other assets in excess of Liabilities--0.9%                   1,327,850
                                                                            ------------
                 Net Assets--100%                                           $152,328,886
                                                                            ------------
                                                                            ------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
32                                                    THE TARGET PORTFOLIO TRUST

(a) Non-income producing security

The industry classification of portfolio holdings shown as a percentage of net assets as of June 30, 2003 was as follows:

Banks.................................................................   21.6%
Telecommunication.....................................................   13.4
Oil & Gas.............................................................   12.0
Pharmaceuticals.......................................................    8.5
Food & Beverage.......................................................    5.5
Utilities.............................................................    5.3
Electronics...........................................................    4.0
Automotive............................................................    3.7
Diversified Industries................................................    3.6
Tobacco...............................................................    3.4
Retail................................................................    3.4
Consumer Goods........................................................    2.7
U.S. Government Securities............................................    2.7
Insurance.............................................................    2.2
Mining................................................................    2.1
Financial Services....................................................    1.9
Building & Construction...............................................    1.9
Multimedia............................................................    1.2
                                                                        -----
                                                                         99.1
Other assets in excess of liabilities.................................    0.9
                                                                        -----
                                                                        100.0%
                                                                        -----
                                                                        -----

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    33

International Bond Portfolio                        Portfolio of Investments
                                                   June 30, 2003 (Unaudited)

                                                                                US$
PRINCIPAL                                                                      VALUE
AMOUNT (000)       DESCRIPTION                                                (NOTE 1)
----------------------------------------------------------------------------------------------
                   LONG-TERM INVESTMENTS--90.4%
                   Canada--10.3%
                   Canadian Gov't. Bonds,
  CAD  2,800       5.00%, 12/01/03                                           $  2,076,729
       1,300       3.50%, 6/01/04                                                 961,402
          30       5.25%, 6/01/13                                                  23,333
         470       5.75%, 6/01/29                                                 379,286
                                                                             ------------
                                                                                3,440,750
                                                                             ------------
                   Denmark--0.6%
                   Danish Gov't. Bonds,
  DKK  1,100       6.00%, 11/15/11                                                196,705
                                                                             ------------
                   Eurobonds--49.5%
                   Allied Irish Banks PLC,
  EUR     70       7.50%, 2/29/20(c)                                               94,483
                   Austrian Gov't. Bonds,
       1,000       7.25%, 5/03/07                                                 679,152
         300       5.50%, 10/20/07                                                381,210
                   Bank of Scotland PLC,
          40       6.125%, 2/05/13                                                 52,560
                   Bayerische Hypo-und Vereinsbank AG,
         400       4.75%, 9/19/07                                                 489,200
                   Belgian Gov't. Bonds,
       2,030       5.75%, 3/28/08                                               2,616,600
         500       8.00%, 3/28/15                                                 784,061
         300       5.50%, 3/28/28                                                 383,970
                   British Telecommunications PLC,
         250       6.875%, 2/15/11                                                334,947
                   Credit Suisse Group Capital Guernsey V Ltd.,
         180       6.905%, 11/7/11(c)                                             226,730
                   DEPFA Deutsche Pfandbriefbank AG,
         200       5.00%, 2/03/05                                                 239,662
                   Deutsche Genossenschafts Hypothekebank,
         300       5.75%, 1/22/07                                                 378,062
                   Deutsche Telekom International Finance BV,
         110       7.50%, 1/24/33                                                 148,994
                   Eurohypo AG,
         400       5.75%, 7/05/10                                                 518,781
                   Ford Motor Credit Co.,
         100       6.75%, 1/14/08                                                 119,023
                   French Gov't Bonds,
       1,030       5.75%, 10/25/32                                              1,374,533

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
34                                                    THE TARGET PORTFOLIO TRUST

                                                                                 US$
PRINCIPAL                                                                       VALUE
AMOUNT (000)       DESCRIPTION                                                 (NOTE 1)
----------------------------------------------------------------------------------------------
                   Eurobonds (cont'd.)
                   France Telecom S.A.,
  EUR     90       8.125%, 1/28/33                                          $    130,740
                   Goldman Sachs Group Inc.
         210       5.125%, 4/24/13                                               251,926
                   Hellenic Republic Government Bonds,
         460       5.90%, 10/22/22                                               611,524
                   Hilton Group Finance PLC,
         150       6.50%, 7/17/09                                                191,702
                   HSBC Capital Funding L.P. (Channel Islands),
         140       8.03%, 6/30/12(c)                                             201,025
                   Inter-American Development Bank,
         900       5.50%, 3/30/10                                              1,157,873
                   IntesaBci Capital Trust,
         100       6.988%, 7/12/11(c)                                            127,726
                   Italy Buoni Poliennali de Tesoro,
         280       5.75%, 2/01/33                                                368,750
                   MDP Acquisitions PLC,
          25       10.125%, 10/01/12                                              31,006
                   MunichRe Finance BV,
          80       6.75%, 6/21/23                                                 99,137
                   Petronas Capital Ltd.,
         100       6.375%, 5/22/09                                               126,434
                   Portuguese Gov't. Bonds,
         250       3.00%, 7/17/06                                                291,294
         930       4.875%, 8/17/07                                             1,151,914
       1,950       5.375%, 6/23/08                                             2,485,348
                   RBS Capital Trust, Class A,
         130       6.467%, 6/30/12(c)                                            168,083
                   SanPaolo IMI Capital,
         120       8.126%, 11/10/10(c)                                           167,063
                   Tyco International Group S.A.,
         150       4.375%, 11/19/04                                              171,392
                                                                            ------------
                                                                              16,554,905
                                                                            ------------
                   Japan--12.5%
                   Japanese Gov't. Bonds,
 JPY 452,000       1.50%, 12/20/11                                             4,003,216
      18,000       1.90%, 9/20/22                                                168,749
                                                                            ------------
                                                                               4,171,965
                                                                            ------------
                   Sweden--4.9%
                   Swedish Gov't. Bonds,
  SEK  1,450       8.00%, 8/15/07                                                212,276
      10,790       5.00%, 1/28/09                                              1,430,948
                                                                            ------------
                                                                               1,643,224
                                                                            ------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    35

International Bond Portfolio                        Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

                                                                                US$
PRINCIPAL                                                                      VALUE
AMOUNT (000)       DESCRIPTION                                                (NOTE 1)
----------------------------------------------------------------------------------------------
                   United Kingdom--9.5%
                   European Investment Bank,
  GBP    465       7.625%, 12/07/06                                         $    858,279
                   United Kingdom Treasury Stocks,
       1,120       5.00%, 3/07/08                                              1,942,965
         220       5.00%, 3/07/12                                                385,373
                                                                            ------------
                                                                               3,186,617
                                                                            ------------
                   United States--3.1%
                   DaimlerChrysler Master Owner Trust,
                   Ser. 2002-B, Class A,
  USD    400       1.215%, 11/15/07                                              400,057
                   EQCC Trust,
                   Ser. 2002-1, Class 2A
         250       1.335%, 11/25/3(d)                                            250,048
                   Superior Wholesale Inventory Financing Trust,
                   Ser. 2001-A7, Class A,
         400       1.27%, 3/15/06                                                400,010
                                                                            ------------
                                                                               1,050,115
                                                                            ------------
                   Total long-term investments                                30,244,281
                     (cost US$27,978,963)
                                                                            ------------
                   SHORT-TERM INVESTMENTS--1.0%
                   United States Government Obligation--0.4%
                   United States Treasury Bills,
         150       1.16%(a), 7/24/03(b)                                          149,924
                                                                            ------------
Shares
------------
                   Mutual Fund--0.6%
     190,365       Prudential Core Investment Fund--Taxable Money Market         190,365
                     Series (Note 3)
                                                                            ------------
                   Total short-term investments                                  340,289
                     (cost US$340,253)
                                                                            ------------
                   Total Investments--91.4%                                   30,584,570
                     (cost US$28,319,216; Note 5)
                   Other assets in excess of liabilities--8.6%                 2,873,607
                                                                            ------------
                   Net Assets--100%                                         $ 33,458,177
                                                                            ------------
                                                                            ------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
36                                                    THE TARGET PORTFOLIO TRUST

Portfolio securities are classified according to the securities' currency denomination.

CAD--Canadian Dollar.
DKK--Danish Krone.
EUR--Euro.
GBP--British Pound.
JPY--Japanese Yen.
SEK--Swedish Krona.
USD--United States Dollar.

(a) Rate quoted represents yield-to-maturity as of purchase date.
(b) Security pledged as initial margin for financial futures contracts.
(c) Variable rate instruments without fixed maturity date. Maturity date shown is the next callable date for the instrument.
(d) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed or the next date on which the rate of interest is adjusted.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    37

Total Return Bond Portfolio                         Portfolio of Investments
                                                   June 30, 2003 (Unaudited)

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS--103.9%
                           Corporate Bonds--7.6%
                           Airlines--0.3%
                           Embarcadero Aircraft Securitization Trust, Class
                            A-1,
Ba2          $      700    1.66%, 8/15/25(b)                                  $    278,893
                           United Airlines, Inc.,
Caa1              1,000    10.85%, 2/19/15(d)                                      250,000
                                                                              ------------
                                                                                   528,893
                                                                              ------------
                           Financial Services--4.4%
                           ALLETE, Inc.,
Baa1                700    2.18%, 10/20/03, MTN(b)                                 700,056
                           CIT Group, Inc.,
A2                  500    2.78%, 3/1/04, MTN(b)                                   504,062
                           Ford Motor Credit Co.,
A3                1,200    5.75%, 2/23/04                                        1,225,049
                           General Motors Acceptance Corp.,
A3                1,500    6.875%, 9/15/11                                       1,505,005
A3                1,500    8.00%, 11/1/31                                        1,471,747
                           PEMEX Project Funding Master Trust,
Baa1                500    8.00%, 11/15/11                                         572,500
Baa1                250    9.125%, 10/13/10                                        303,125
                           PP&L Capital Funding, Inc.,
Baa3                600    7.75%, 4/15/05                                          657,691
                                                                              ------------
                                                                                 6,939,235
                                                                              ------------
                           Oil & Gas-Production/Pipeline--1.0%
                           El Paso Corp.,
Caa1                750    7.75%, 1/15/32, MTN                                     631,875
Caa1                500    7.80%, 8/1/31, MTN                                      421,250
                           Williams Companies, Inc.,
B3                  500    7.50%, 1/15/31                                          472,500
                                                                              ------------
                                                                                 1,525,625
                                                                              ------------
                           Telecommunications--1.4%
                           AT&T Corp.,
Baa2                300    7.30%, 11/15/11                                         342,934
Baa2                900    8.00%, 11/15/31                                       1,020,500
                           Qwest Corp.,
Ba3                 250    7.50%, 6/15/23                                          240,000
Ba3                 550    8.875%, 3/15/12                                         614,625
                                                                              ------------
                                                                                 2,218,059
                                                                              ------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
38                                                    THE TARGET PORTFOLIO TRUST

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE  1)
-----------------------------------------------------------------------------------------------
                           Utility--Gas and Electric--0.5%
                           Entergy Gulf States,
Baa3         $      800    1.96%, 6/18/07                                   $      799,042
                                                                            --------------
                           Total corporate bonds
                            (cost $12,649,090)                                  12,010,854
                                                                            --------------
                           U.S. Government Agency Mortgage Backed Securities--53.1%
                           Federal Home Loan Mortgage Corp.,
                    159    4.28%, 1/1/24(b)                                        164,594
                    388    5.50%, 4/1/29 - 6/1/29                                  401,522
                    105    6.50%, 12/15/21, IO                                       1,396
                 12,001    6.50%, 8/1/32                                        12,488,633
                    311    7.50%, 9/1/16 - 7/1/17                                  332,979
                      3    9.25%, 1/1/10                                             3,364
                           Federal National Mortgage Assn.,
                    411    3.66%, 1/1/20(b)                                        420,190
                 15,500    4.00%, TBA(a)                                        15,500,000
                    295    4.18%, 5/1/36(b)                                        302,165
                  1,500    4.50%, TBA(a)                                         1,530,000
                  2,000    5.00%, TBA(a)                                         2,015,624
                  1,142    5.00%, 4/1/14                                         1,181,350
                  3,000    5.50%, 8/1/30                                         3,090,936
                 22,506    6.00%, 1/1/11 - 3/1/18                               23,475,626
                 13,500    6.50%, TBA(a)                                        14,077,962
                  4,500    6.50%, 5/1/32 - 8/1/32                                4,692,256
                           Government National Mortgage Assn.,
                    452    4.375%, 2/20/17 - 2/20/26(b)                            466,220
                    270    5.00%, 11/20/29                                         279,653
                    100    5.375%, 6/20/23(b)                                      103,478
                    453    5.625%, 10/20/26 - 10/20/27(b)                          465,738
                    344    5.75%, 7/20/22 - 9/20/25(b)                             354,792
                  1,250    6.00%, TBA(a)                                         1,307,813
                    463    6.50%, 8/15/32                                          485,743
                    543    8.50%, 6/15/30 - 8/20/30                                584,096
                                                                            --------------
                           Total U.S. Government agency mortgage backed
                            securities
                            (cost $83,525,476)                                  83,726,130
                                                                            --------------
                           Foreign Corporate Bonds--0.6%
                           Hellenic Finance, SCA,
                           2.00%, 7/15/03
A1                  700     (cost $737,625)                                        840,023
                                                                            --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    39

Total Return Bond Portfolio                         Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           Collateralized Mortgage Obligations--4.2%
                           American Housing Trust 1, Series 1-5, Class A,
Aaa          $        6    8.625%, 8/25/18                                  $        6,394
                           Bear Stearns ARM Trust, Series 2001-9,
                    763    5.66%, 2/25/33(b)                                       776,594
Aaa                 311    6.16%, 1/25/32(b)                                       312,508
                           Federal Home Loan Mortgage Corp.,
                     35    1.31%, 9/15/26(b)                                        35,357
                  1,344    5.00%, 9/15/16                                        1,387,420
Aaa                  92    6.50%, 5/15/25                                           92,543
                  1,214    8.00%, 9/15/29                                        1,366,926
                           Federal National Mortgage Assn.,
Aaa               1,095    5.50%, 7/25/29                                        1,104,754
                           Indymac ARM Trust, Series 2001, Class A,
Aaa                 124    6.60%, 1/25/32(b)                                       127,031
                           J.P. Morgan Commercial Mortgage Finance Corp.,
                            Series 2000,
                            Class A,
Aaa                  59    1.46%, 4/15/10                                           58,885
AAA(c)              211    6.50%, 9/25/14                                          215,981
                           Residential Asset Securitization Trust, Series,
                            1999-A8, Class NB1,
AAA(c)              118    7.875%, 1/25/30                                         120,405
                           Residential Funding Mortgage Securities I, Inc.,
                            Series 2003-S9, Class A1,
Aaa                 772    6.50%, 3/25/32                                          795,646
                           Structured Asset Securities Corp., Series 2000-5,
                            Class 2A1,
AAA(c)               47    1.635%, 11/25/30(b)                                      46,788
                           Washington Mutual Mortgage Loan, Trust 2001,
                            Class A,
Aaa                 129    3.96%, 1/25/41(b)                                       130,134
                                                                            --------------
                           Total collateralized mortgage obligations
                            (cost $6,385,018)                                    6,577,366
                                                                            --------------
                           Municipals--4.3%
                           California State Rev., Antic Wts
MIG1              1,300    2.00%, 6/16/04                                        1,310,738
                           Du Page County Illinois, Limited Tax,
Aaa                 500    5.00%, 1/1/31                                           514,375
                           Georgia State Road & Thruway Authority Rev.,
                            Governors Transportation Choices,
Aaa                 500    5.00%, 3/1/21                                           532,875
                           Golden State Tob. Securitization Corp.,
                            California State Tob. Settlement Rev., Series
                            2003, Class A-1
Baa2                500    6.25%, 6/1/33                                           449,225
                           Massachusetts State Water Resources Authority,
                            Series J,
Aaa                 750    5.00%, 8/1/32                                           783,923
                           New York City Trust Cultural Resources, Museum of
                            Modern Art, Series 2001, Class D,
Aaa               1,500    5.125%, 7/1/31                                        1,590,000
                           South Carolina State Highway, Series B,
Aaa               1,100    5.00%, 4/1/17                                         1,197,537

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
40                                                    THE TARGET PORTFOLIO TRUST

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           Municipals (cont'd.)
                           Tobacco Settlement Financing Corp., New Jersey
                            State
Baa2         $      500    6.375%, 6/1/32                                   $      453,940
                                                                            --------------
                           Total municipals
                            (cost $6,577,623)                                    6,832,613
                                                                            --------------
                           U.S. Government Securities--21.7%
                           United States Treasury Bonds,
                  1,024    3.625%, 4/15/28, TIPS                                 1,248,875
                    560    3.875%, 4/15/29, TIPS                                   714,469
                  2,200    6.25%, 8/15/23                                        2,694,828
                  1,900    6.75%, 8/15/26                                        2,475,863
                  2,550    7.50%, 11/15/16                                       3,461,526
                    260    8.125%, 8/15/19                                         376,035
                  3,200    8.875%, 8/15/17                                       4,840,998
                  1,500    10.625%, 8/15/15                                      2,488,476
                           United States Treasury Notes,
                  3,719    3.375%, 1/15/07, TIPS                                 4,083,865
                  1,042    3.50%, 1/15/11, TIPS                                  1,183,120
                  6,268    3.625%, 1/15/08, TIPS                                 7,032,490
                           United States Treasury Strips,
                  8,400    Zero Coupon, 5/15/16 - 2/15/22                        3,543,370
                                                                            --------------
                           Total U.S. Government securities
                            (cost $32,397,111)                                  34,143,915
                                                                            --------------
                           Foreign Government Securities--12.4%
                           Canadian Government,
AAA(c)            2,900    4.50%, 9/1/07                                         2,206,881
Aaa               2,100    6.00%, 6/1/08                                         1,697,310
                           Federal Republic of Brazil,
B1                1,478    8.00%, 4/15/14                                        1,289,286
                           Federal Republic of Germany,
Aaa               1,500    5.25%, 1/4/11                                         1,916,672
Aaa               2,100    5.375%, 1/4/10                                        2,690,082
Aaa               1,700    6.50%, 10/14/05 - 6/1/08                              2,270,841
                           Republic of Panama,
Ba1                 300    8.875%, 9/30/27                                         327,750
BB(c)               450    9.375%, 7/23/12                                         522,000
                           Republic of Peru,
Ba3                 500    9.125%, 1/15/08                                         542,500
                           United Kingdom Treasury Notes,
Aaa               3,000    6.50%, 12/7/03                                        5,012,789
                           United Mexican States,
Baa2              1,000    6.375%, 1/16/13                                       1,060,000
                                                                            --------------
                           Total foreign government securities
                            (cost $19,006,153)                                  19,536,111
                                                                            --------------
                           Total long-term investments
                            (cost $161,278,096)                                163,667,012
                                                                            --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    41

Total Return Bond Portfolio                         Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           SHORT-TERM INVESTMENTS--29.2%
                           Commercial Paper--10.5%
                           Danske Corp.,
P-1          $      200    1.20%, 8/13/03                                   $      199,713
P-1                 100    1.23%, 7/28/03                                           99,908
                           General Electric Capital Corp.,
P-1               1,500    1.20%, 8/21/03                                        1,497,450
                           HBOS Treasury Services PLC,
P-1                 300    1.20%, 8/7/03                                           299,630
P-1                 800    1.21%, 7/10/03                                          799,758
P-1               3,000    1.25%, 7/16/03                                        2,998,438
                           Kraft Foods, Inc.
P-1               1,100    2.08%, 2/27/04                                        1,100,015
                           Royal Bank of Scotland PLC,
P-1                 300    1.21%, 7/8/03                                           299,929
                           Shell Finance UK PLC,
P-1               4,700    1.12%, 7/10/03                                        4,698,684
                           UBS Finance, LLC,
P-1                 500    0.92%, 9/24/03                                          498,914
                           Westpac Capital,
P-1               4,000    1.20%, 7/9/03                                         3,998,933
                                                                            --------------
                           Total commercial paper
                            (cost $16,491,357)                                  16,491,372
                                                                            --------------
                           U.S. Government Agency Mortgage Backed Securities--18.1%
                           Federal Home Loan Mortgage Corp.,
                  1,000    Zero Coupon, 7/9/03                                     999,796
                  1,900    1.14%, 10/30/03(f)                                    1,892,752
                  1,300    1.16%, 9/30/03(f)                                     1,296,845
                  1,500    1.17%, 8/1/03(f)                                      1,498,495
                  5,400    1.17%, 8/25/03(f)                                     5,389,821
                           Federal National Mortgage Assn.,
                 12,300    1.17%, 7/23/03(f)                                    12,291,243
                  1,500    1.17%, 7/31/03(f)                                     1,498,513
                  3,600    1.18%, 8/28/03(f)                                     3,593,510
                                                                            --------------
                           Total U.S. Government agency mortgage backed
                            securities
                            (cost $28,460,280)                                  28,460,975
                                                                            --------------
                           U.S. Government Securities--0.6%
                           United States Treasury Bills,
                    120    1.09%, 8/7/03(e)                                        119,902
                     70    1.09%, 8/7/03(e)                                         69,943
                    205    1.11%, 8/7/03(e)                                        204,833
                    110    1.02%, 8/14/03(e)                                       109,893
                    530    1.07%, 8/14/03(e)                                       529,486
                                                                            --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
42                                                    THE TARGET PORTFOLIO TRUST

            CONTRACTS      DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           Total U.S. Government securities
                            (cost $1,033,725)                               $    1,034,057
                                                                            --------------
                           Total short-term investments
                            (cost $45,985,362)                                  45,986,404
                                                                            --------------
             Options Purchased(a)
                           Put Options
                           United States Treasury Notes 10year Futures,
                            expiring
                    170    8/23/03 @$104                                             2,656
                           EURO, expiring
                     90    9/13/04 @$93.75                                           1,125
                           EURO, expiring
                     60    3/15/04 @$96.25                                             375
                           Euribor Future, expiring
                     20    12/15/03 @$93.50                                            287
                           Euribor Future, expiring
                     68    3/15/04 @$96.625                                            976
            Notional
            Amount (000)
            ------------
                           Interest Rate Swaps,
                           6 month LIBOR over 0.76%,
             $  185,000    expiring 5/31/05                                         32,663
                           6 month LIBOR over 0.76%,
                185,000    expiring 5/31/05                                         32,663
                                                                            --------------
                           Total options purchased
                            (cost $26,777)                                          70,745
                                                                            --------------
                           Total Investments Before Outstanding Options
                            Written and Investments Sold Short--133.1%
                            (cost $207,290,235; Note 5)                        209,724,161
                                                                            --------------
            Contracts      OUTSTANDING OPTIONS WRITTEN(a)--(0.2%)
            ------------
                           Put Options
                           United States Treasury Bills,
                           10year Futures, expiring
                     31    8/23/03 @$108                                            (2,906)
                                                                            --------------
            Notional
            Amount (000)
            ------------
                           Call Options
                           Interest Rate Swaps,
                           3 month LIBOR over 3.0%,
             $    4,000    expiring 11/12/03                                       (54,184)
                           3 month LIBOR over 6.0%,
                  1,200    expiring 10/7/04                                        (15,342)
                           3 month LIBOR over 5.5%,
                  4,100    expiring 12/17/03                                        (3,419)
                           3 month LIBOR over 4.0%,
                  1,200    expiring 10/7/04                                        (30,976)
                           3 month LIBOR over 4.0%,
                    600    expiring 7/22/03                                           (500)
                                                                            --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    43

Total Return Bond Portfolio                         Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

            CONTRACTS      DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           Call Options (cont'd.)
                           Japanese Yen
                      4    expiring 8/29/03 @$145                           $         (666)
                           United States Treasury Notes
                           5yr Futures, expiring
                     11    8/23/03 @$117                                            (2,063)
                           United States Treasury Bills Futures,
                     62    expiring 8/23/03 @$115                                 (178,250)
                                                                            --------------
                                                                                  (285,400)
                                                                            --------------
                           Total outstanding options written
                            (premiums received $332,987)                          (288,306)
                                                                            --------------
            Principal
            Amount (000)   INVESTMENTS SOLD SHORT--(4.8%)
            ------------
                           United States Treasury Notes,
             $    1,750    4.375%, 5/15/07                                      (1,901,210)
                  2,000    4.875%, 2/15/12                                      (2,223,124)
                  3,000    5.50%, 5/15/09                                       (3,455,391)
                                                                            --------------
                           Total investments sold short
                            (proceeds received $7,521,473)                      (7,579,725)
                                                                            --------------
                           Total Investments, Net of Outstanding Options
                            Written and Investments Sold Short--128.1%
                            (cost $199,435,775)                                201,856,130
                           Liabilities in excess of other assets--(28.1%)      (44,262,822)
                                                                            --------------
                           Net Assets--100%                                 $  157,593,308
                                                                            --------------
                                                                            --------------

------------------------------
(a) Non-income producing security.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or of the next date on which the rate of interest is adjusted.
(c) Standard & Poor's rating.
(d) Issuer in bankruptcy.
(e) Rate quoted represents yield-to-maturity as of purchase date.
(f) Discount rate at time of purchase for United States Government Agencies and Obligations.
ARM--Adjustable Rate Mortgage.
IO--Interest only.
MTN--Medium Term Note.
TBA--To be announced. Securities purchased on a forward commitment basis.
TIPS--Treasury Inflation Protection Security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
44                                                    THE TARGET PORTFOLIO TRUST

Portfolio of Investments                    Intermediate-Term Bond Portfolio
June 30, 2003 (Unaudited)

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS--77.3%
                           Asset Backed Securities--1.3%
                           Bayview Financial Acquisition Trust,
Aaa           $    366     1.4125%, 2/25/30(a)                                $    366,678
Aaa                440     1.415%, 7/25/30(a)                                      439,953
                           Conseco Finance Securitizations Corp.,
Aa3              1,925     7.47%, 5/1/32                                         1,957,662
                           Metropolitan Asset Funding, Inc.,
AAA(d)             248     1.495%, 4/25/29(a)                                      248,402
                           Premium Asset Trust
A3               1,500     1.605%, 11/27/04(a)                                   1,504,559
                                                                              ------------
                           Total asset backed securities
                            (cost $4,479,391)                                    4,517,254
                                                                              ------------
                           Corporate Bonds--16.9%
                           Airlines--0.6%
                           American Airlines, Inc.,
Baa2             1,500     7.86%, 10/1/11                                        1,474,102
                           United Air Lines,
B3               1,700     6.83%, 9/1/08(g)                                        255,602
Caa1             1,500     10.85%, 2/19/15(b)(c)(g)                                375,000
                                                                              ------------
                                                                                 2,104,704
                                                                              ------------
                           Auto & Truck--0.4%
                           DaimlerChrysler NA Holding Corp.,
A3               1,500     6.40%, 5/15/06                                        1,638,056
                                                                              ------------
                           Banking--1.8%
                           Export-Import Bank of Korea,
A3                 300     6.50%, 11/15/06                                         332,762
                           J P Morgan Chase & Co.,
A1               3,500     5.625%, 8/15/06                                       3,844,215
                           Wachovia Corp.,
Aa3              2,000     4.95%, 11/1/06                                        2,177,634
                                                                              ------------
                                                                                 6,354,611
                                                                              ------------
                           Cable--0.5%
                           Cox Communications, Inc.,
Baa2               300     6.153%, 8/1/03(a)                                       300,200
Baa2             1,500     7.50%, 8/15/04                                        1,592,022
                                                                              ------------
                                                                                 1,892,222
                                                                              ------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    45

Intermediate-Term Bond Portfolio                    Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                       VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           Electrical Power--2.9%
                           AEP Texas Central Co.,
Baa2          $  3,000     2.54%, 2/15/05(a)                                $    3,001,977
                           Pacific Gas & Electric Co.,
D(d)             2,500     7.958%, 10/31/49(a)(c)                                2,537,500
                           Progress Energy, Inc.,
Baa2             2,000     7.00%, 10/30/31                                       2,207,176
                           Virginia Electric & Power Co.,
A3               2,500     4.75%, 3/1/13                                         2,592,678
                                                                            --------------
                                                                                10,339,331
                                                                            --------------
                           Entertainment--0.6%
                           International Game Technology,
Baa3               200     7.875%, 5/15/04                                         210,277
                           Walt Disney Co.,
Baa1             1,800     3.90%, 9/15/03                                        1,808,566
                                                                            --------------
                                                                                 2,018,843
                                                                            --------------
                           Financial Services--6.0%
                           Bear Stearns Cos., Inc.,
A2               1,200     1.81%, 11/30/04(a)                                    1,205,498
                           Ford Motor Credit Co.,
A3               2,300     1.55%, 6/30/05(a)                                     2,224,891
A3               2,600     7.60%, 8/1/05                                         2,791,589
                           General Motors Acceptance Corp.,
A3                 700     2.05%, 1/20/04(a)                                       699,201
A3               2,500     6.875%, 8/28/12                                       2,494,140
A3               1,200     7.625%, 6/15/04                                       1,258,744
A3                 700     8.00%, 11/1/31                                          686,816
                           Golden West Financial Corp.,
A1               1,500     5.50%, 8/8/06                                         1,653,879
                           Heller Financial, Inc.,
Aaa                500     6.375%, 03/15/06                                        557,645
                           Morgan Stanley,
Aa3              2,300     1.54%, 8/7/03(a)                                      2,301,060
Aa3              3,500     3.625%, 4/1/08                                        3,586,839
                           Unilever Capital Corp.,
A1               1,750     6.875%, 11/1/05                                       1,953,390
                                                                            --------------
                                                                                21,413,692
                                                                            --------------
                           Health Care Services--0.1%
                           HCA, Inc.,
Ba1                300     6.91%, 6/15/05                                          318,267
                                                                            --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
46                                                    THE TARGET PORTFOLIO TRUST

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           Media--0.6%
                           Time Warner, Inc.,
Baa1          $  2,000     7.75%, 6/15/05                                   $    2,195,934
                                                                            --------------
                           Telecommunications--3.4%
                           British Telecom PLC,
Baa1             1,500     2.41%, 12/15/03(b)                                    1,504,857
                           Deutsche Telekom International Finance BV,
Baa3             2,300     8.25%, 6/15/05                                        2,564,794
Baa3             1,400     8.75%, 6/15/30                                        1,783,726
                           France Telecom SA,
Baa3             2,000     8.50%, 3/1/31                                         2,767,470
                           Sprint Capital Corp.,
Baa3             2,000     6.00%, 1/15/07                                        2,149,304
Baa3             1,000     8.375%, 3/15/12                                       1,197,317
                           Worldcom, Inc.,
NR               1,000     7.375%, 1/15/49(b)(c)(g)                                295,000
                                                                            --------------
                                                                                12,262,468
                                                                            --------------
                           Total corporate bonds
                            (cost $61,168,095)                                  60,538,128
                                                                            --------------
                           U.S. Government Agency Mortgage Pass-Through Obligations--38.5%
                           Federal Home Loan Mortgage Corp.,
                 4,400     5.50%, 8/13/33                                        4,526,500
                    16     9.25%, 1/1/10                                            16,986
                           Federal National Mortgage Association,
                   356     3.52%, 7/1/25(a)                                        362,795
                   268     4.75%, 8/1/24(a)                                        273,633
                67,500     5.00%, 7/1/18 TBA                                    69,714,810
                    41     5.22%, 12/1/30(a)                                        42,684
                40,792     6.00%, 11/1/12--8/1/32                               42,495,418
                   226     6.50%, 9/1/05                                           231,830
                    30     7.00%, 8/1/04                                            30,569
                           Government National Mortgage Association,
                 2,266     4.25%, 3/20/30(a)                                     2,342,091
                 1,287     4.50%, 7/20/30(a)                                     1,334,412
                   747     4.375%, 1/20/24--2/20/26(a)                             772,819
                   495     5.375%, 5/20/23--6/20/23(a)                             512,649
                   695     5.375%, 6/20/27(a)                                      719,953
                   157     5.625%, 12/20/26(a)                                     161,037
                   173     5.625%, 10/20/24                                        178,323
                   601     5.75%, 8/20/26(a)                                       620,060
                 2,514     6.00%, 1/15/29--7/15/29                               2,639,021
                 6,942     6.50%, 10/15/25--6/15/32                              7,290,906
                   874     8.00%, 9/20/30--7/20/31                                 934,601
                                                                            --------------
                           Total U.S. Government agency mortgage
                            pass-through obligations
                            (cost $134,909,054)                                135,201,097
                                                                            --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    47

Intermediate-Term Bond Portfolio                    Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           Collateralized Mortgage Obligations--11.0%
                           Bank of America Mortgage Securities, Inc.,
AAA(d)        $  2,944     5.77%, 10/20/32                                  $    3,038,895
                           Bear Stearns ARM Trust,
Aaa                592     6.16%, 1/25/32(a)                                       595,253
Aaa                877     6.27%, 9/25/31(a)                                       879,119
Aaa                510     6.59%, 9/25/31(a)                                       511,807
                           Citicorp Mortgage Securities, Inc.,
AAA(d)             247     4.15%, 12/25/31                                         247,929
                           Credit-Based Asset Servicing and Securitization
Aaa              1,182     1.375%, 8/25/29(a)                                    1,182,690
                           Countrywide Home Loans,
Aaa              2,482     4.86%, 9/19/32                                        2,517,934
Aaa              1,080     5.52%, 3/19/32                                        1,096,943
                           Federal Home Loan Mortgage Corp.,
Aaa              3,312     6.00%, 3/15/30                                        3,351,097
Aaa              2,744     6.50%, 9/25/22                                        2,780,230
Aaa                175     6.50%, 12/15/21, I/O                                      2,327
                           G-Wing Limited,
BBB(d)           1,441     3.96%, 11/6/11(a)                                     1,414,322
                           Government National Mortgage Association,
AAA(d)             744     1.68%, 2/16/30(a)                                       748,005
Aaa                646     1.78%, 2/16/30(a)                                       649,666
Aaa              2,100     7.50%, 2/20/30                                        2,259,238
Aaa                418     8.50%, 2/20/25                                          442,708
                           GS Mortgage Securities Corp. II,
Aa1                866     6.04%, 8/15/18                                          956,854
                           Norwest Asset Securities Corp.,
AAA(d)             791     6.5%, 1/25/29                                           798,603
                           Residential Asset Securitization Trust,
AAA(d)              50     8.0%, 2/25/30                                            50,454
                           Residential Funding Mortgage Securities, Inc.,
AAA(d)             127     7.5%, 12/25/30                                          127,067
                           Superannuation Members Home Loans Global Fund,
Aaa                589     1.37%, 6/15/26(a)                                       589,275
                           Salomon Brothers Mortgage Securities VII,
Aaa              5,000     7.17%, 3/25/25                                        5,452,493
                           Sequoia Mortgage Trust,
Aaa              5,713     1.48%, 10/20/27(a)                                    5,731,164
                           Structured Asset Securities Corp.,
Aaa              2,390     6.25%, 1/25/32                                        2,467,151
                           United Mortgage Securities Corp.,
Aaa              1,125     4.38%, 6/25/32(a)                                     1,140,843
                           Washington Mutual,
AAA(d)             245     6.29%, 10/19/39(a)                                      247,735
                                                                            --------------
                           Total collateralized mortgage obligations
                            (cost $39,140,860)                                  39,279,802
                                                                            --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
48                                                    THE TARGET PORTFOLIO TRUST

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           Municipal Bonds--0.2%
                           Honolulu Hawaii City & County,
                           4.75%, 7/1/28
Aaa           $  1,000      (cost $829,641)                                 $    1,016,250
                                                                            --------------
                           Foreign Bonds--5.4%
                           Federal Republic of Brazil,
B2               1,231     8.00%, 4/15/14                                        1,085,242
B2               2,000     11.50%, 3/12/08                                       2,100,000
                           Republic of Colombia,
Ba2              1,000     10.75%, 1/15/13                                       1,172,500
                           Republic of Panama,
Ba1              1,500     9.375%, 4/1/29                                        1,710,000
                           Republic of Peru,
Ba3                750     9.125%, 1/15/08                                         813,750
Ba3              3,000     9.125%, 2/21/12                                       3,205,500
                           Republic of South Africa,
Baa2               750     9.125%, 5/19/09                                         931,875
                           United Mexican States,
Baa2             1,500     6.375%, 1/16/13                                       1,590,000
Baa2             3,000     8.00%, 9/24/22                                        3,360,000
Baa2             3,000     8.30%, 8/15/31                                        3,462,000
                                                                            --------------
                           Total foreign bonds
                            (cost $17,821,673)                                  19,430,867
                                                                            --------------
                           United States Government and Agency Securities--4.0%
                           Federal Farm Credit Bank,
                 2,300     5.45%, 1/19/05                                        2,449,339
                           United States Treasury Notes, TIPS
                 2,789     3.375%, 1/15/07(f)                                    3,062,899
                 3,647     3.625%, 1/15/08                                       4,091,631
                 6,175     3.875%, 1/15/09                                       7,072,382
                                                                            --------------
                           Total United States Government and agency
                            securities
                            (cost $15,373,238)                                  16,676,251
                                                                            --------------
            Shares
            ------------
                           Warrants(b)
                           Mexico Value, Ser. B, expiring
             2,500,000     6/30/04                                                  26,250
                           Mexico Value, Ser. C, expiring
             2,500,000     6/30/05                                                   7,500
                           Mexico Value, Ser. D, expiring
             2,500,000     6/30/06                                                   2,125
                           Mexico Value, Ser. E, expiring
             2,500,000     6/30/07                                                   1,500
                                                                            --------------
                           Total warrants
                            (cost $6,814)                                           37,375
                                                                            --------------
                           Total long-term investments
                            (cost $273,728,766)                                276,697,024
                                                                            --------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    49

Intermediate-Term Bond Portfolio                    Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           SHORT-TERM INVESTMENTS--46.8%
                           U.S. Government and Agency Securities--34.6%
                           Federal Home Loan Bank,
              $ 20,000     0.95%, 7/1/03(e)                                 $   20,000,000
                 4,000     0.97%, 7/25/03(e)                                     3,997,468
                11,200     1.17%, 8/1/03(e)                                     11,188,764
                 6,500     1.18%, 7/11/03(e)                                     6,497,869
                           Federal Home Loan Mortgage Corp.,
                 9,100     1.08%, 10/30/03(e)                                    9,067,120
                 1,900     1.17%, 7/10/03(e)                                     1,899,444
                12,700     1.19%, 9/3/03(e)                                     12,673,245
                 3,900     1.19%, 9/12/03(e)                                     3,892,407
                           Federal National Mortgage Association,
                13,500     0.89%, 9/24/03(e)                                    13,466,250
                 3,500     0.89%, 10/15/03(e)                                    3,491,250
                 9,800     0.95%, 9/10/03(e)                                     9,775,500
                11,400     1.16%, 7/30/03(e)                                    11,391,279
                14,500     1.17%, 7/23/03(e)                                    14,489,677
                   800     1.24%, 7/01/03(e)                                       800,000
                           United States Treasury Bills,
                 1,055     0.79%, 8/7/03(e)(f)                                   1,054,138
                                                                            --------------
                           Total U.S. Government and agency securities
                            (cost $123,691,447)                                123,684,411
                                                                            --------------
                           Commercial Paper--11.8%
                           ANZ (Delaware) Inc.,
P-1                300     1.23% 7/22/03                                           299,785
                           Danske Corp.,
P-1              2,100     1.23%, 7/7/03                                         2,099,570
P-1              3,500     1.23%, 7/28/03                                        3,496,771
                           EI Dupont de Nemours,
P-1              2,600     1.07%, 8/28/2003                                      2,595,518
                           General Electric Capital Corp.,
P-1              1,900     1.03%, 7/23/03                                        1,898,804
P-1              1,200     1.05%, 8/7/2003                                       1,198,705
P-1              1,400     1.20%, 8/21/2003                                      1,397,620
                           HBOS Treasury Services,
P-1              2,500     1.20%, 8/07/03                                        2,496,917
P-1              1,200     1.21%, 7/10/03                                        1,199,637
P-1              5,100     1.25%, 7/16/03                                        5,097,344
                           Royal Bank of Scotland PLC,
P-1                400     1.23%, 7/15/03                                          399,809
P-1                600     1.25%, 7/3/03                                           599,959
                           Shell Finance UK PLC,
P-1                500     1.12%, 7/10/2003                                        499,860

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
50                                                    THE TARGET PORTFOLIO TRUST

MOODY'S     PRINCIPAL
RATING      AMOUNT (000)   DESCRIPTION                                      VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
                           Commercial Paper (cont'd.)
                           UBS Finance (DE) LLC,
P-1           $  5,400     0.92%, 9/24/2003                                 $    5,388,270
P-1                200     1.03%, 8/29/2003                                        199,662
                           Westpac Trust,
P-1              3,000     1.20%, 7/9/2003                                       2,999,200
P-1                400     1.20%, 7/29/2003                                        399,627
                           World Bank Discount Note,
P-1             10,000     0.99%, 7/21/03                                        9,994,500
                                                                            --------------
                           Total commercial paper
                            (cost $42,261,558)                                  42,261,558
                                                                            --------------
                           Foreign Bond--0.4%
                           Hellenic Finance SCA,
                           2.00%, 7/15/03
A1           EUR 1,200      (cost $1,022,040)                                    1,440,039
                                                                            --------------
                           Total short-term investments
                            (cost $166,975,045)                                167,386,008
                                                                            --------------
                           Total Investments--124.1%
                            (cost $440,703,811)                                444,083,032
                           Liabilities in excess of other assets--(24.1%)      (86,288,439)
                                                                            --------------
                           Net Assets--100.0%                               $  357,794,593
                                                                            --------------
                                                                            --------------

------------------------------
(a) Rate shown reflects current rate on variable rate instruments.
(b )Non-income producing security.
(c) Represents issuer in default on interest payments.
(d) Standard & Poor's rating.
(e) Rate shown reflects yield to maturity on date of purchase.
(f) Portion of security pledged as initial margin for financial futures contracts.
(g) Issuer in bankruptcy.

ARM--Adjustable Rate Mortgage.
I/O--Interest Only Security.
NR--Not Rated by Moody's or Standard & Poor's.
TBA--To be announced. Securities purchased on a forward commitment basis.
TIPS--Treasury Inflation Protection Security.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    51

Mortgage Backed Securities Portfolio                Portfolio of Investments
                                                   June 30, 2003 (Unaudited)

PRINCIPAL
AMOUNT (000)       DESCRIPTION                                              VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                   LONG-TERM INVESTMENTS--96.6%
                   Collateralized Mortgage Obligation--12.0%
                   Bear Stearns Commercial Mortgage Securities Corp.,
$        750       7.32%, 10/15/32                                           $    909,333
                   Chase Commercial Mortgage Securities Corp.,
         300       6.56%, 5/18/30                                                 343,979
                   Federal Home Loan Mortgage Corp.,
          26       9.00%, 10/15/20                                                 25,721
          48       5.50%, 8/15/21, PAC                                             48,769
       3,050       6.00%, 5/15/08 - 9/15/30, PAC                                3,145,112
       1,060       6.50%, 11/15/22, PAC                                         1,081,601
         359       7.00%, 3/15/23, PAC                                            377,539
         766       8.00%, 12/15/06 - 7/15/21, PAC                                 793,335
                   Federal National Mortgage Assn.,
          21       3.13%, 1/25/09(a)                                               20,948
          59       6.00%, 4/01/19                                                  60,629
          89       6.50%, 4/25/22                                                  94,180
         315       6.527%, 5/25/30                                                355,888
         397       7.50%, 5/25/07 - 7/25/22                                       421,352
          88       8.50%, 6/25/21                                                  97,077
         241       6.00%, 4/25/08 - 5/25/10, PAC                                  247,249
         394       6.50%, 12/25/23, PAC                                           400,678
          72       7.00%, 9/25/20, PAC                                             77,476
         446       8.00%, 12/25/21 - 5/25/24, PAC                                 496,319
          82       8.50%, 7/25/18 - 2/25/20, PAC                                   90,704
         970       7.00%, 3/25/23, PAC I/O                                         90,077
         573       6.00%, 9/25/22 - 10/25/22, TAC                                 603,633
                   CS First Boston Mortgage Securities Corp.,
          25       7.15%, 6/20/29                                                  25,854
         191       8.985%, 4/25/17, I/O                                            30,058
         178       Zero Coupon, 4/25/17, P/O                                      163,698
                   Morgan Stanley Dean Witter Commercial Mortgage,
       1,000       6.39%, 7/15/33                                               1,162,628
         807       6.66%, 2/15/33                                                 949,508
         750       7.20%, 10/15/33                                                905,563
                   Nomura Asset Commercial Mortgage,
       1,000       6.69%, 3/15/30                                               1,183,902
                   Salomon Brothers Mortgage Securities,
          86       6.00%, 12/25/11                                                 86,123
                                                                             ------------
                   Total collateralized mortgage obligation
                     (cost $13,089,507)                                        14,288,933
                                                                             ------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
52                                                    THE TARGET PORTFOLIO TRUST

PRINCIPAL
AMOUNT (000)       DESCRIPTION                                             VALUE (NOTE  1)
---------------------------------------------------------------------------------------------
                   U.S. Government Agency Mortgage Pass-Through Obligations--84.2%
                   Federal Home Loan Mortgage Corp.,
$         96       6.00%, 5/01/11                                         $      100,196
       1,091       6.50%, 2/01/04 - 6/01/22                                    1,141,769
         246       7.50%, 3/01/08 - 6/01/28                                      261,804
          12       8.25%, 12/01/05 - 5/01/08                                      12,911
          55       8.50%, 12/01/07 - 7/01/21                                      59,621
          41       8.75%, 12/01/08                                                44,786
         174       9.00%, 10/01/05 - 3/01/11                                     186,387
           1       10.00%, 1/01/04                                                 1,363
          32       11.50%, 3/01/16                                                35,713
          17       13.25%, 5/01/13                                                19,364
           4       14.00%, 6/01/11                                                 4,415
                   Federal National Mortgage Assn.,
       8,500       5.50%, 8/01/33                                              8,757,652
         688       5.78%, 11/01/11(a)                                            778,580
       2,079       6.00%, 8/01/11 - 3/01/23                                    2,168,557
       1,475       6.009%, 11/01/11                                            1,684,209
          79       6.048%, 3/01/12(a)                                             90,422
          85       6.18%, 7/01/08                                                 95,794
          75       6.30%, 1/01/08                                                 84,652
          68       6.34%, 1/01/08                                                 76,653
          75       6.43%, 1/01/08                                                 84,995
         473       6.447%, 1/01/08                                               536,937
          39       6.50%, 2/01/11                                                 40,768
         636       6.55%, 9/01/07                                                718,916
          51       6.837%, 10/01/07                                               56,753
         550       7.00%, 9/01/11 - 7/01/12                                      585,840
         584       7.04%, 3/01/07                                                662,707
          29       7.50%, 2/01/20                                                 30,535
           6       7.75%, 10/01/19                                                 6,171
         207       8.00%, 3/01/07 - 12/01/22                                     226,079
         143       8.50%, 1/01/07                                                147,739
          98       9.75%, 8/01/10 - 11/01/16                                     109,808
                   Government National Mortgage Assn.,
       4,000       5.00%, 7/1/33                                               4,096,248
       1,982       5.50%, 11/15/32 - 1/15/33                                   2,067,819
      39,336       6.00%, 10/15/08 - 6/15/33                                  41,243,665
      13,442       6.50%, 11/01/17 - 5/15/32                                  14,131,817
      10,238       7.00%, 7/15/16 - 1/15/30                                   10,851,193
       5,853       7.50%, 3/15/07 - 10/15/29                                   6,252,512
       1,507       8.00%, 1/15/08 - 11/15/30                                   1,629,876
         215       8.25%, 6/20/17 - 7/20/17                                      234,532
          74       8.50%, 3/15/05 - 4/20/17                                       80,451
         314       9.00%, 7/20/04 - 1/15/20                                      346,678

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    53

Mortgage Backed Securities Portfolio                Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

PRINCIPAL
AMOUNT (000)       DESCRIPTION                                            VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                   U.S. Government Agency Mortgage Pass-Through Obligations (cont'd.)
$        238       9.50%, 4/15/06 - 1/15/21                               $      264,919
          35       13.50%, 6/15/10 - 5/15/11                                      41,202
          38       14.00%, 6/15/11                                                46,216
          19       16.00%, 5/15/12                                                23,546
                                                                          --------------
                   Total U.S. Government agency mortgage pass-through        100,122,770
                     obligations
                     (cost $98,731,031)
                                                                          --------------
                   U.S. Treasury Securities--0.4%
                   United States Treasury Notes,
         500       2.00%, 11/30/04                                               505,937
                     (cost $499,845)
                                                                          --------------
                   Total long-term investments                               114,917,640
                     (cost $112,320,383)
                                                                          --------------
                   SHORT-TERM INVESTMENTS--12.3%
                   Repurchase Agreements
       6,100       Goldman Sachs Group, Inc., 1.21%, dated 6/30/03, due        6,100,000
                     7/01/03 in the amount of $6,100,205 (cost $6,100,000;
                     collateralized by $6,104,622 Federal National
                     Mortgage Assoc., Mortgage Pass-Through, 5.00%,
                     7/1/33; value of the collateral including accrued
                     interest was $6,222,000)
       8,600       UBS Warburg, 1.21%, dated 6/30/03 due 7/01/03 in the        8,600,000
                     amount of $8,600,289 (cost $8,600,000; collateralized
                     by $8,602,818 Federal National Mortgage Assoc.,
                     5.16%, 11/29/17; value of the collateral including
                     interest is $8,774,874)
                                                                          --------------
                   Total repurchase agreements                                14,700,000
                     (cost $14,700,000)
                                                                          --------------
                   Total Investments--108.9%                                 129,617,640
                     (cost $127,020,383; Note 5)
                   Liabilities in excess of other assets--(8.9%)             (10,614,283)
                                                                          --------------
                   Net Assets--100%                                       $  119,003,357
                                                                          --------------
                                                                          --------------

------------------------------
(a)Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
I/O--Interest Only Security.
PAC--Planned Amortization Class.
P/O--Principal Only Security.
TAC--Target Amortization Class.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
54                                                    THE TARGET PORTFOLIO TRUST

Portfolio of Investments              U.S. Government Money Market Portfolio
June 30, 2003 (Unaudited)

PRINCIPAL
AMOUNT (000)       DESCRIPTION                                            VALUE (NOTE 1)
---------------------------------------------------------------------------------------------
                   Federal Farm Credit Bank--4.0%
$      4,000       1.09%, 7/21/03(a)                                         $  3,997,578
                                                                             ------------
                   Federal Home Loan Bank--13.6%
       1,000       1.12%, 10/17/03(a)                                             996,640
       6,000       1.24%, 10/22/03(a)                                           5,976,647
       2,000       6.375%, 11/14/03                                             2,037,389
       3,000       3.75%, 2/13/04                                               3,043,465
       1,500       3.75%, 4/15/04                                               1,529,129
                                                                             ------------
                                                                               13,583,270
                                                                             ------------
                   Federal Home Loan Mortgage Corp.--29.7%
       1,202       1.20%, 7/17/03(a)                                            1,201,359
       3,083       1.13%, 8/25/03(a)                                            3,077,678
       5,000       1.08%, 9/11/03(a)                                            4,989,200
       4,000       1.735%, 10/9/03(a)                                           3,980,722
       3,000       1.10%, 11/7/03(a)                                            2,988,175
       3,750       1.31%, 12/4/03(a)                                            3,728,712
       2,000       1.33%, 1/29/04(a)                                            1,984,336
       2,160       5.25%, 2/15/04                                               2,212,907
       3,000       1.17%, 2/17/04(a)                                            2,977,477
         750       0.93%, 2/26/04(a)                                              744,407
       1,000       1.26%, 2/26/04(a)                                              992,543
         750       5.00%, 5/15/04                                                 774,376
                                                                             ------------
                                                                               29,651,892
                                                                             ------------
                   Federal National Mortgage Association--15.2%
       5,000       0.91%, 8/27/03(a)                                            4,992,796
       2,000       1.55%, 9/19/03(a)                                            1,993,111
       1,500       1.545%, 11/14/03(a)                                          1,491,245
       1,500       4.75%, 11/14/03                                              1,520,216
       2,000       1.37%, 12/12/03(a)                                           1,987,518
       1,500       1.24%, 2/6/04(a)                                             1,488,438
       1,699       1.28%, 2/6/04(a)                                             1,685,905
                                                                             ------------
                                                                               15,159,229
                                                                             ------------
                   Repurchase Agreements--37.9%
       9,500       ABN AMRO, 1.18%, dated 6/30/03, due 7/01/03 in the
                     amount of $9,500,311 (cost $9,500,000; collateralized
                     by $7,846,000 Federal National Mortgage Assoc. Notes,
                     7.125%, 6/15/2010; value of the collateral including
                     accrued interest was $9,691,040)                           9,500,000
      12,000       Deutsche Bank, 1.18%, dated 6/30/03, due 7/01/03 in the
                     amount of $12,000,393 (cost $12,000,000;
                     collateralized by $12,195,000 Federal Home Loan Bank
                     Bonds, 1.25%, 4/15/2004; value of the collateral
                     including accrued interest was $12,242,002)               12,000,000

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    55

U.S. Government Money Market Portfolio               Portfolio of Investments
(cont'd)                                           June 30, 2003 (Unaudited)

PRINCIPAL
AMOUNT (000)       DESCRIPTION                                              VALUE (NOTE  1)
---------------------------------------------------------------------------------------------
                   Repurchase Agreements (cont'd.)
$      9,600       Goldman Sachs, 1.21%, dated 6/30/03, due 7/01/03 in the $    9,600,000
                     amount of $9,600,323 (cost $9,600,000; collateralized
                     by $9,607,274 Federal National Mortgage Assoc.,
                     Mortgage Pass-Through, 6.00%, 7/1/2033; value of the
                     collateral including accrued interest was $9,792,001)
       6,800       UBS Warburg Dillon Read, 1.21%, dated 6/30/03, due           6,800,000
                     7/01/03 in the amount of $6,800,229 (cost $6,800,000;
                     collateralized by $6,883,745 Federal National
                     Mortgage Assoc., 5.30%, 10/28/08; value of collateral
                     including accrued interest was $6,939,698)
                                                                           --------------
                                                                               37,900,000
                                                                           --------------
                   Total Investments--100.4%                                  100,291,969
                     (amortized cost $100,291,969)(b)
                   Liabilities in excess of other assets--(0.4%)                 (382,625)
                                                                           --------------
                   Net Assets--100%                                        $   99,909,344
                                                                           --------------
                                                                           --------------

------------------------------
(a) Rate quoted represents yield-to-maturity as of purchase date.
(b) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
56                                                    THE TARGET PORTFOLIO TRUST

                  Statements of Assets and Liabilities June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                  LARGE           LARGE           SMALL
                              CAPITALIZATION  CAPITALIZATION  CAPITALIZATION
                                  GROWTH          VALUE           GROWTH
                                PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------
Investments, at value*        $ 288,563,417   $ 254,275,399   $ 116,539,169
---------------------------------------------------------------------------------
Receivable for Portfolio
shares sold                       2,292,127       1,942,883         811,112
---------------------------------------------------------------------------------
Dividends and interest
receivable                           49,529         628,541          17,529
---------------------------------------------------------------------------------
Prepaid expenses and other
assets                                2,648           2,636           1,876
---------------------------------------------------------------------------------
Receivable for investments
sold                                565,433       5,990,051       3,458,165
---------------------------------------------------------------------------------
      Total assets              291,473,154     262,839,510     120,827,851
LIABILITIES
---------------------------------------------------------------------------------
Payable for Portfolio shares
reacquired                        1,441,006       1,608,010         937,864
---------------------------------------------------------------------------------
Payable for investments
purchased                         2,006,740       5,723,823       3,254,564
---------------------------------------------------------------------------------
Accrued expenses and other
liabilities                         207,348         223,964         210,015
---------------------------------------------------------------------------------
Management fee payable              143,999         127,055          57,713
---------------------------------------------------------------------------------
Deferred Trustees' fees              12,896          14,688          12,873
---------------------------------------------------------------------------------
Payable to custodian                    147              --          36,898
---------------------------------------------------------------------------------
      Total liabilities           3,812,136       7,697,540       4,509,927
---------------------------------------------------------------------------------
NET ASSETS                    $ 287,661,018   $ 255,141,970   $ 116,317,924
---------------------------------------------------------------------------------
Net assets were comprised of:
 Shares of beneficial
 interest, at par             $      22,292   $      21,434   $      14,479
---------------------------------------------------------------------------------
 Paid-in capital, in excess
 of par                         293,635,745     245,341,654     179,790,088
---------------------------------------------------------------------------------
                                293,658,037     245,363,088     179,804,567
 Accumulated net investment
   income (loss)                   (171,791)      1,863,731        (449,700)
---------------------------------------------------------------------------------
 Accumulated net realized
 losses                         (63,272,510)    (18,805,687)    (74,949,207)
---------------------------------------------------------------------------------
 Net unrealized appreciation     57,447,282      26,720,838      11,912,264
---------------------------------------------------------------------------------
 Net assets, June 30, 2003    $ 287,661,018   $ 255,141,970   $ 116,317,924
---------------------------------------------------------------------------------
Shares of beneficial
interest issued and
outstanding                      22,291,713      21,433,511      14,479,232
---------------------------------------------------------------------------------
 Net asset value, offering
   price and redemption
   price per share                   $12.90          $11.90           $8.03
---------------------------------------------------------------------------------
  *Identified cost of total
   investments                $ 231,116,135   $ 227,554,561   $ 104,626,905
---------------------------------------------------------------------------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    57

--------------------------------------------------------------------------------

                                  SMALL
                              CAPITALIZATION  INTERNATIONAL   INTERNATIONAL    TOTAL RETURN
                                  VALUE           EQUITY           BOND            BOND
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value*        $ 158,812,388   $ 150,956,036   $  30,584,570   $ 209,724,161
-------------------------------------------------------------------------------------
Cash                                 50,759           5,619              --         577,864
-------------------------------------------------------------------------------------
Foreign currency, at value**             --       1,485,146          72,641         692,328
-------------------------------------------------------------------------------------
Receivable for Portfolio
shares sold                         425,867       1,509,200         257,163       2,387,981
-------------------------------------------------------------------------------------
Dividends and interest
receivable                          128,881         294,453         473,678       1,234,972
-------------------------------------------------------------------------------------
Prepaid expenses and other
assets                                1,490           2,947         102,228             679
-------------------------------------------------------------------------------------
Receivable for investments
sold                                582,218         751,741       5,128,872      56,593,629
-------------------------------------------------------------------------------------
Receivable for foreign tax
reclaim                                  --         308,209              --              --
-------------------------------------------------------------------------------------
Due from broker for
variation margin                         --              --           8,498         161,750
-------------------------------------------------------------------------------------
Premium for swaps purchased              --              --              --          45,284
-------------------------------------------------------------------------------------
Unrealized appreciation on
swaps                                    --              --              --         461,892
-------------------------------------------------------------------------------------
Unrealized appreciation on
forward currency contracts               --              --         624,396          13,326
-------------------------------------------------------------------------------------
      Total assets              160,001,603     155,313,351      37,252,046     271,893,866
LIABILITIES
-----------------------------------------------------------------------------------
Payable for Portfolio shares
reacquired                        1,149,789         602,748         121,668       1,033,465
-------------------------------------------------------------------------------------
Payable for investments
purchased                         2,049,033       2,074,412       2,473,323     105,034,936
-------------------------------------------------------------------------------------
Accrued expenses and other
liabilities                         218,384         205,607          82,225          84,209
-------------------------------------------------------------------------------------
Management fee payable               78,614          88,606          13,734          58,219
-------------------------------------------------------------------------------------
Deferred Trustees' fees              12,782          13,092           9,113          11,766
-------------------------------------------------------------------------------------
Payable to custodian                     --              --           2,632              --
-------------------------------------------------------------------------------------
Dividends payable                        --              --              --         101,778
-------------------------------------------------------------------------------------
Outstanding options
written***                               --              --              --         288,306
-------------------------------------------------------------------------------------
Premium for swaps written                --              --              --         103,262
-------------------------------------------------------------------------------------
Unrealized depreciation on
swaps                                    --              --              --           4,892
-------------------------------------------------------------------------------------
Unrealized depreciation on
 forward currency contracts              --              --       1,091,174              --
-------------------------------------------------------------------------------------
Investments sold short, at
value****                                --              --              --       7.579,725
-------------------------------------------------------------------------------------
      Total liabilities           3,508,602       2,984,465       3,793,869     114,300,558
-------------------------------------------------------------------------------------
NET ASSETS                    $ 156,493,001   $ 152,328,886   $  33,458,177   $ 157,593,308
-------------------------------------------------------------------------------------
Net assets were comprised of:
 Shares of beneficial
 interest, at par             $      10,329   $      15,662   $       3,610   $      14,287
-------------------------------------------------------------------------------------
 Paid-in capital, in excess
 of par                         149,126,035     194,591,352      30,228,475     149,774,136
-------------------------------------------------------------------------------------
                                149,136,364     194,607,014      30,232,085     149,788,423
 Accumulated net investment
   income (loss)                     90,953       1,916,985         149,402         (66,095)
-------------------------------------------------------------------------------------
 Accumulated net realized
 gains (losses)                  (9,365,336)    (55,537,570)      1,227,186       4,808,649
-------------------------------------------------------------------------------------
 Net unrealized appreciation     16,631,020      11,342,457       1,849,504       3,062,331
-------------------------------------------------------------------------------------
 Net assets, June 30, 2003    $ 156,493,001   $ 152,328,886   $  33,458,177   $ 157,593,308
-------------------------------------------------------------------------------------
Shares of beneficial
interest issued and
outstanding                      10,329,046      15,661,586       3,609,802      14,287,221
-------------------------------------------------------------------------------------
 Net asset value, offering
   price and redemption
   price per share                   $15.15   $        9.73   $        9.27   $       11.03
-------------------------------------------------------------------------------------
  *Identified cost of total
   investments                $ 142,181,368   $ 139,644,436   $  28,319,216   $ 207,290,235
-------------------------------------------------------------------------------------
  **Identified cost of
   currency                   $          --       1,517,264          74,938         694,773
-------------------------------------------------------------------------------------
  ***Premiums received from
   options written            $          --              --              --         332,987
-------------------------------------------------------------------------------------
 ****Proceeds received from
   short sales                $          --              --              --       7,521,473

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
58                                                    THE TARGET PORTFOLIO TRUST

--------------------------------------------------------------------------------

                                                                   U.S.
                              INTERMEDIATE-      MORTGAGE       GOVERNMENT
                                   TERM           BACKED          MONEY
                                   BOND         SECURITIES        MARKET
                                PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------
Investments, at value*        $ 444,083,032   $  114,917,640  $  62,391,969
---------------------------------------------------------------------------------
Repurchase Agreement*                    --       14,700,000     37,900,000
---------------------------------------------------------------------------------
Cash                                314,293           86,398         82,132
---------------------------------------------------------------------------------
Foreign currency, at value**      4,757,691               --             --
---------------------------------------------------------------------------------
Receivable for Portfolio
shares sold                       2,873,778        3,880,796      1,284,116
---------------------------------------------------------------------------------
Dividends and interest
receivable                        2,067,273          431,384        128,296
---------------------------------------------------------------------------------
Prepaid expenses and other
assets                                1,353            1,651            411
---------------------------------------------------------------------------------
Receivable for investments
sold                             24,858,469        2,075,632             --
---------------------------------------------------------------------------------
Due from broker for
variation margin                    337,660               --             --
---------------------------------------------------------------------------------
Premium for swaps purchased         141,076               --             --
---------------------------------------------------------------------------------
Unrealized appreciation on
swaps                               385,504               --             --
---------------------------------------------------------------------------------
Unrealized appreciation on
forward currency contracts           25,597               --             --
---------------------------------------------------------------------------------
      Total assets              479,845,726      136,093,501    101,786,924
LIABILITIES
---------------------------------------------------------------------------------
Payable for Portfolio shares
reacquired                        2,075,165        1,913,180      1,745,120
---------------------------------------------------------------------------------
Payable for investments
purchased                       119,548,227       14,993,594             --
---------------------------------------------------------------------------------
Accrued expenses and other
liabilities                          91,307           38,947         95,646
---------------------------------------------------------------------------------
Management fee payable              133,925           44,151         21,640
---------------------------------------------------------------------------------
Deferred Trustees' fees              12,789           11,669         13,127
---------------------------------------------------------------------------------
Dividends payable                   189,720           88,603          2,047
---------------------------------------------------------------------------------
      Total liabilities         122,051,133       17,090,144      1,877,580
---------------------------------------------------------------------------------
NET ASSETS                    $ 357,794,593   $  119,003,357  $  99,909,344
---------------------------------------------------------------------------------
Net assets were comprised of:
 Shares of beneficial
 interest, at par             $      33,314   $       11,223  $      99,909
---------------------------------------------------------------------------------
 Paid-in capital, in excess
 of par                         345,035,861      116,786,392     99,809,435
---------------------------------------------------------------------------------
                                345,069,175      116,797,615     99,909,344
 Accumulated net investment
   income (loss)                   (569,988)         120,842             --
---------------------------------------------------------------------------------
 Accumulated net realized
 gains (losses)                   9,684,449         (512,357)            --
---------------------------------------------------------------------------------
 Net unrealized appreciation      3,610,957        2,597,257             --
---------------------------------------------------------------------------------
 Net assets, June 30, 2003    $ 357,794,593   $  119,003,357  $  99,909,344
---------------------------------------------------------------------------------
Shares of beneficial
interest issued and
outstanding                      33,313,989       11,223,019     99,909,344
---------------------------------------------------------------------------------
 Net asset value, offering
   price and redemption
   price per share            $       10.74   $        10.60  $        1.00
---------------------------------------------------------------------------------
  *Identified cost of total
   investments                $ 440,703,811   $  127,020,383  $ 100,291,969
---------------------------------------------------------------------------------
  **Identified cost of
   currency                       4,775,402               --             --
---------------------------------------------------------------------------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    59

Statements of Operations
For The Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                  LARGE            LARGE            SMALL
                              CAPITALIZATION   CAPITALIZATION   CAPITALIZATION
                                  GROWTH           VALUE            GROWTH
                                PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
------------------------------------------------------------------------------------
Income
 Dividends                          970,067        2,835,526          122,188
------------------------------------------------------------------------------------
 Less: Foreign withholding
 taxes                               (7,431)             (44)              --
------------------------------------------------------------------------------------
      Total income                  962,636        2,835,482          122,188
------------------------------------------------------------------------------------
Expenses
 Management fee                     777,115          685,550          307,684
------------------------------------------------------------------------------------
 Transfer agent's fees and
 expenses                           174,000          128,000          118,000
------------------------------------------------------------------------------------
 Custodian's fees and
 expenses                            45,600           63,000           57,000
------------------------------------------------------------------------------------
 Reports to shareholders             78,000           38,000           47,000
------------------------------------------------------------------------------------
 Registration fees                   18,000           17,000           13,000
------------------------------------------------------------------------------------
 Legal fees and expenses             15,000           14,000           11,000
------------------------------------------------------------------------------------
 Trustees' fees                      12,000           10,000            7,000
------------------------------------------------------------------------------------
 Audit fees                           9,000            8,000            8,000
------------------------------------------------------------------------------------
 Miscellaneous                        5,712            7,042            3,204
------------------------------------------------------------------------------------
      Total expenses              1,134,427          970,592          571,888
------------------------------------------------------------------------------------
Net investment income (loss)       (171,791)       1,864,890         (449,700)
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
------------------------------------------------------------------------------------
Net realized loss on:
 Investment transactions         (3,125,499)      (5,789,827)     (17,335,795)
------------------------------------------------------------------------------------
Total net realized loss          (3,125,499)      (5,789,827)     (17,335,795)
------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
 Investments                     44,466,949       33,993,549       32,080,697
------------------------------------------------------------------------------------
Net change in unrealized
appreciation                     44,466,949       33,993,549       32,080,697
------------------------------------------------------------------------------------
Net gain                         41,341,450       28,203,722       14,744,902
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS     $  41,169,659    $  30,068,612    $  14,295,202
------------------------------------------------------------------------------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
60                                                    THE TARGET PORTFOLIO TRUST

                                                        Statements of Operations

--------------------------------------------------------------------------------

                                  SMALL
                              CAPITALIZATION  INTERNATIONAL   INTERNATIONAL    TOTAL RETURN
                                  VALUE           EQUITY           BOND            BOND
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------
Income
 Interest                     $          --   $       5,789   $     564,216   $   2,721,975
-------------------------------------------------------------------------------------
 Dividends                          795,688       3,145,557          16,456              --
-------------------------------------------------------------------------------------
 Less: Foreign withholding
 taxes                               (2,252)       (404,368)        (27,524)            --
-------------------------------------------------------------------------------------
      Total income                  793,436       2,746,978         553,148       2,721,975
-------------------------------------------------------------------------------------
Expenses
 Management fee                     428,358         485,983          75,965         336,384
-------------------------------------------------------------------------------------
 Transfer agent's fees and
 expenses                           123,000         105,000          36,000          89,000
-------------------------------------------------------------------------------------
 Custodian's fees and
 expenses                            58,000         123,000          62,000          61,000
-------------------------------------------------------------------------------------
 Reports to shareholders             48,000          37,000           9,000          14,000
-------------------------------------------------------------------------------------
 Registration fees                   13,000          11,000           9,000          15,000
-------------------------------------------------------------------------------------
 Legal fees and expenses             11,000          11,000          11,000          13,000
-------------------------------------------------------------------------------------
 Trustees' fees                       8,000           7,000           4,000           7,000
-------------------------------------------------------------------------------------
 Audit fees                           8,000          12,000           9,000           8,000
-------------------------------------------------------------------------------------
 Miscellaneous                        5,125           4,869           1,022           6,909
-------------------------------------------------------------------------------------
      Total expenses                702,483         796,852         216,987         550,293
-------------------------------------------------------------------------------------
Net investment income                90,953       1,950,126         336,161       2,171,682
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
-------------------------------------------------------------------------------------
Net realized gain (loss) on:
 Investment transactions         (4,925,645)     (3,134,009)      2,069,765       3,888,065
-------------------------------------------------------------------------------------
 Financial futures contracts             --              --         (31,071)      3,543,256
-------------------------------------------------------------------------------------
 Foreign currency
 transactions                            --        (158,435)       (332,944)     (2,129,881)
-------------------------------------------------------------------------------------
 Options written                         --              --              --         168,753
-------------------------------------------------------------------------------------
Total net realized gain
(loss)                           (4,925,645)     (3,292,444)      1,705,750       5,470,193
-------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation) on:
 Investments                     24,782,237      12,375,639         282,431      (1,500,404)
-------------------------------------------------------------------------------------
 Financial futures contracts             --              --          14,319      (1,005,069)
-------------------------------------------------------------------------------------
 Foreign currencies                      --          (7,847)       (583,894)     1,044,345
-------------------------------------------------------------------------------------
 Options written                         --              --              --          70,473
-------------------------------------------------------------------------------------
 Swaps                                   --              --              --       1,311,962
-------------------------------------------------------------------------------------
 Short sales                             --              --              --          63,174
-------------------------------------------------------------------------------------
Net change in unrealized
appreciation (depreciation)      24,782,237      12,367,792        (287,144)        (15,519)
-------------------------------------------------------------------------------------
Net gain                         19,856,592       9,075,348       1,418,606       5,454,674
-------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS                    $  19,947,545   $  11,025,474   $   1,754,767   $   7,626,356
-------------------------------------------------------------------------------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    61

Statements of Operations
For The Six Months Ended June 30, 2003 (Unaudited) (cont'd)
--------------------------------------------------------------------------------

                                                                   U.S.
                              INTERMEDIATE-      MORTGAGE       GOVERNMENT
                                   TERM           BACKED          MONEY
                                   BOND         SECURITIES        MARKET
                                PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------
NET INVESTMENT INCOME
---------------------------------------------------------------------------------
Income
 Interest                     $   5,358,466   $   3,075,754   $    787,942
---------------------------------------------------------------------------------
      Total income                5,358,466       3,075,754        787,942
---------------------------------------------------------------------------------
Expenses
 Management fee                     780,242         262,470        149,796
---------------------------------------------------------------------------------
 Transfer agent's fees and
 expenses                           161,000          71,000         64,000
---------------------------------------------------------------------------------
 Custodian's fees and
 expenses                            67,000          73,000         28,000
---------------------------------------------------------------------------------
 Reports to shareholders             66,000          15,000         18,000
---------------------------------------------------------------------------------
 Registration fees                   14,000          11,000          9,000
---------------------------------------------------------------------------------
 Legal fees and expenses             13,000           9,000          9,000
---------------------------------------------------------------------------------
 Trustees' fees                       9,000           4,000          7,000
---------------------------------------------------------------------------------
 Audit fees                           8,000           8,000          7,000
---------------------------------------------------------------------------------
 Miscellaneous                          770             972            636
---------------------------------------------------------------------------------
      Total expenses              1,119,012         454,442        292,432
---------------------------------------------------------------------------------
Net investment income             4,239,454       2,621,312        495,510
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
---------------------------------------------------------------------------------
Net realized gain (loss) on:
 Investment transactions          5,791,677         (50,991)        3,059
---------------------------------------------------------------------------------
 Financial futures contracts      5,828,876         (12,483)           --
---------------------------------------------------------------------------------
 Foreign currency
 transactions                      (516,360)             --             --
---------------------------------------------------------------------------------
Total net realized gain
(loss)                           11,104,193         (63,474)         3,059
---------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation) on:
 Investments                      1,756,938        (902,003)            --
---------------------------------------------------------------------------------
 Financial futures contracts     (2,380,601)             --             --
---------------------------------------------------------------------------------
 Foreign currencies                (818,420)             --             --
---------------------------------------------------------------------------------
 Options written                      9,933              --             --
---------------------------------------------------------------------------------
 Swaps                            1,240,466              --             --
---------------------------------------------------------------------------------
Net change in unrealized
appreciation (depreciation)        (191,684)       (902,003)            --
---------------------------------------------------------------------------------
Net gain (loss)                   9,926,443        (965,477)         3,059
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS     $  15,151,963   $   1,655,835   $    498,569
---------------------------------------------------------------------------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
62                                                    THE TARGET PORTFOLIO TRUST

                                 Statements of Changes in Net Assets (Unaudited)
--------------------------------------------------------------------------------

                               LARGE CAPITALIZATION              LARGE CAPITALIZATION
                                 GROWTH PORTFOLIO                   VALUE PORTFOLIO
                           -----------------------------     -----------------------------
                            Six Months          Year          Six Months          Year
                              Ended            Ended            Ended            Ended
                             June 30,       December 31,       June 30,       December 31,
                               2003             2002             2003             2002
------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
-------------------------------------------------------------------------------------
Operations
  Net investment income
  (loss)                   $   (171,791)    $   (324,006)    $  1,864,890     $  3,778,751
-------------------------------------------------------------------------------------
  Net realized loss on
    investment and
    foreign currency
    transactions             (3,125,499)     (45,534,696)      (5,789,827)     (11,726,166)
-------------------------------------------------------------------------------------
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments              44,466,949      (69,124,607)      33,993,549      (29,385,081)
-------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations               41,169,659     (114,983,309)      30,068,612      (37,332,496)
-------------------------------------------------------------------------------------
Dividends and
Distributions
  Dividends from net
    investment income                --               --          (32,216)      (3,747,694)
-------------------------------------------------------------------------------------
  Distributions from net
    realized gains                   --               --               --       (2,566,849)
-------------------------------------------------------------------------------------
Total distributions                  --               --          (32,216)      (6,314,543)
-------------------------------------------------------------------------------------
Portfolio share
transactions
  Net proceeds from
    shares sold              44,400,397      111,519,886       29,788,264       67,172,023
-------------------------------------------------------------------------------------
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions                    --               --           31,448        6,162,451
-------------------------------------------------------------------------------------
  Cost of shares
  reacquired                (41,656,736)    (111,218,343)     (34,340,117)     (75,269,496)
-------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    Portfolio share
    transactions              2,743,661          301,543       (4,520,405)      (1,935,022)
-------------------------------------------------------------------------------------
      Total increase
      (decrease)             43,913,320     (114,681,766)      25,515,991      (45,582,061)
NET ASSETS
-------------------------------------------------------------------------------------
Beginning of period         243,747,698      358,429,464      229,625,979      275,208,040
-------------------------------------------------------------------------------------
End of period(a)           $287,661,018     $243,747,698     $255,141,970     $229,625,979
-------------------------------------------------------------------------------------
(a) Includes
    undistributed net
    investment income of             --               --     $  1,863,731     $     31,057
-------------------------------------------------------------------------------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    63

--------------------------------------------------------------------------------

                                     SMALL CAPITALIZATION              SMALL CAPITALIZATION
                                       GROWTH PORTFOLIO                   VALUE PORTFOLIO
                                 -----------------------------     -----------------------------
                                  Six Months          Year          Six Months          Year
                                    Ended            Ended            Ended            Ended
                                   June 30,       December 31,       June 30,       December 31,
                                     2003             2002             2003             2002
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
-------------------------------------------------------------------------------------
Operations
  Net investment income (loss)   $   (449,700)    $   (904,314)    $     90,953     $    393,004
-------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investment and foreign
    currency transactions         (17,335,795)     (34,839,123)      (4,925,645)      17,971,053
-------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                    32,080,697      (14,331,239)      24,782,237      (34,165,684)
-------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets
    resulting from operations      14,295,202      (50,074,676)      19,947,545      (15,801,627)
-------------------------------------------------------------------------------------
Dividends and Distributions
  Dividends from net investment
    income                                 --               --               --         (364,476)
-------------------------------------------------------------------------------------
  Distributions from net
    realized gains                         --               --               --      (29,829,985)
-------------------------------------------------------------------------------------
Total distributions                        --               --               --      (30,194,461)
-------------------------------------------------------------------------------------
Portfolio share transactions
  Net proceeds from shares sold    17,201,010       40,755,309       14,898,899       56,996,830
-------------------------------------------------------------------------------------
  Net asset value of shares
    issued in reinvestment of
    dividends and distributions            --               --               --       29,148,512
-------------------------------------------------------------------------------------
  Cost of shares reacquired       (16,046,143)     (35,366,709)     (26,283,882)     (69,306,479)
-------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from Portfolio
    share transactions              1,154,867        5,388,600      (11,384,983)      16,838,863
-------------------------------------------------------------------------------------
      Total increase (decrease)    15,450,069      (44,686,076)       8,562,562      (29,157,225)
NET ASSETS
-------------------------------------------------------------------------------------
Beginning of period               100,867,855      145,553,931      147,930,439      177,087,664
-------------------------------------------------------------------------------------
End of period(a)                 $116,317,924     $100,867,855     $156,493,001     $147,930,439
-------------------------------------------------------------------------------------
(a) Includes undistributed net
    investment income of                   --               --     $     90,953               --
-------------------------------------------------------------------------------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
64                                                    THE TARGET PORTFOLIO TRUST

--------------------------------------------------------------------------------

                                         INTERNATIONAL                     INTERNATIONAL
                                            EQUITY                             BOND
                                           PORTFOLIO                         PORTFOLIO
                                 -----------------------------     -----------------------------
                                  Six Months          Year          Six Months          Year
                                    Ended            Ended            Ended            Ended
                                   June 30,       December 31,       June 30,       December 31,
                                     2003             2002             2003             2002
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
-------------------------------------------------------------------------------------
Operations
  Net investment income          $  1,950,126     $  1,756,973     $    336,161     $    415,099
-------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investment and foreign
    currency transactions          (3,292,444)     (20,325,523)       1,705,750          321,688
-------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                    12,367,792        3,033,254         (287,144)       3,453,514
-------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets
    resulting from operations      11,025,474      (15,565,296)       1,754,767        4,190,301
-------------------------------------------------------------------------------------
Dividends and Distributions
  Dividends from net investment
    income                           (865,536)         (54,411)        (350,062)        (318,534)
-------------------------------------------------------------------------------------
Portfolio share transactions
  Net proceeds from shares sold    42,037,780       83,819,786       22,250,144       17,136,555
-------------------------------------------------------------------------------------
  Net asset value of shares
    issued in reinvestment of
    dividends and distributions       847,983           53,115          320,889          300,517
-------------------------------------------------------------------------------------
  Cost of shares reacquired       (41,108,328)     (86,168,186)     (18,165,343)     (12,298,060)
-------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from Portfolio
    share transactions              1,777,435       (2,295,285)       4,405,690        5,139,012
-------------------------------------------------------------------------------------
      Total increase (decrease)    11,937,373      (17,914,992)       5,810,395        9,010,779
NET ASSETS
-------------------------------------------------------------------------------------
Beginning of period               140,391,513      158,306,505       27,647,782       18,637,003
-------------------------------------------------------------------------------------
End of period(a)                 $152,328,886     $140,391,513     $ 33,458,177     $ 27,647,782
-------------------------------------------------------------------------------------
(a) Includes undistributed net
    investment income of         $  1,916,985     $    832,395     $    149,402     $    163,303
-------------------------------------------------------------------------------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    65

--------------------------------------------------------------------------------

                                         TOTAL RETURN                    INTERMEDIATE-TERM
                                        BOND PORTFOLIO                    BOND PORTFOLIO
                                 -----------------------------     -----------------------------
                                  Six Months          Year          Six Months          Year
                                    Ended            Ended            Ended            Ended
                                   June 30,       December 31,       June 30,       December 31,
                                     2003             2002             2003             2002
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
-------------------------------------------------------------------------------------
Operations
  Net investment income          $  2,171,682     $  4,776,954     $  4,239,454     $  9,236,024
-------------------------------------------------------------------------------------
  Net realized gain on
    investment and foreign
    currency transactions           5,470,193        3,631,105       11,104,193        9,388,877
-------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                       (15,519)       3,204,260         (191,684)       3,668,411
-------------------------------------------------------------------------------------
  Net increase in net assets
    resulting from operations       7,626,356       11,612,319       15,151,963       22,293,312
-------------------------------------------------------------------------------------
Dividends and Distributions
  Dividends from net investment
    income                         (2,266,991)      (5,208,229)      (4,732,487)      (9,656,660)
-------------------------------------------------------------------------------------
  Distributions from net
    realized gains                 (1,097,177)      (2,779,487)      (2,449,804)      (5,735,921)
-------------------------------------------------------------------------------------
Total distributions                (3,364,168)      (7,987,716)      (7,182,291)     (15,392,581)
-------------------------------------------------------------------------------------
Portfolio share transactions
  Net proceeds from shares sold    42,027,639       79,064,222       81,043,793      208,541,648
-------------------------------------------------------------------------------------
  Net asset value of shares
    issued in reinvestment of
    dividends and distributions     3,197,048        7,595,223        6,684,388       14,664,203
-------------------------------------------------------------------------------------
  Cost of shares reacquired       (31,381,941)     (56,881,456)     (70,972,433)     (92,270,589)
-------------------------------------------------------------------------------------
  Net increase in net assets
    from Portfolio share
    transactions                   13,842,746       29,777,989       16,755,748      130,935,262
-------------------------------------------------------------------------------------
      Total increase (decrease)    18,104,934       33,402,592       24,725,420      137,835,993
NET ASSETS
-------------------------------------------------------------------------------------
Beginning of period               139,488,374      106,085,782      333,069,173      195,233,180
-------------------------------------------------------------------------------------
End of period(a)                 $157,593,308     $139,488,374     $357,794,593     $333,069,173
-------------------------------------------------------------------------------------
(a) Includes undistributed net
    investment income of         $         --     $    104,150     $         --     $         --
-------------------------------------------------------------------------------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
66                                                    THE TARGET PORTFOLIO TRUST

--------------------------------------------------------------------------------

                                                                          U.S. GOVERNMENT
                                        MORTGAGE BACKED                        MONEY
                                     SECURITIES PORTFOLIO                MARKET PORTFOLIO
                                 -----------------------------     -----------------------------
                                  Six Months          Year          Six Months          Year
                                    Ended            Ended            Ended            Ended
                                   June 30,       December 31,       June 30,       December 31,
                                     2003             2002             2003             2002
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
-------------------------------------------------------------------------------------
Operations
  Net investment income          $  2,621,312     $  4,202,089     $    495,510     $  1,678,296
-------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investment and foreign
    currency transactions             (63,474)       1,127,459            3,059           (1,180)
-------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                      (902,003)       2,014,430               --               --
-------------------------------------------------------------------------------------
  Net increase in net assets
    resulting from operations       1,655,835        7,343,978          498,569        1,677,116
-------------------------------------------------------------------------------------
Dividends and Distributions
  Dividends from net investment
    income                         (2,621,312)      (5,052,128)        (498,569)      (1,677,116)
-------------------------------------------------------------------------------------
Portfolio share transactions(a)
  Net proceeds from shares sold    30,648,981       72,556,734      118,363,694      574,524,433
-------------------------------------------------------------------------------------
  Net asset value of shares
    issued in reinvestment of
    dividends and distributions     2,402,452        4,443,190          466,449        1,417,564
-------------------------------------------------------------------------------------
  Cost of shares reacquired       (28,628,305)     (39,247,945)    (146,062,177)    (603,782,502)
-------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from Portfolio
    share transactions              4,423,128       37,751,979      (27,232,034)     (27,840,505)
-------------------------------------------------------------------------------------
      Total increase (decrease)     3,457,651       40,043,829      (27,232,034)     (27,840,505)
NET ASSETS
-------------------------------------------------------------------------------------
Beginning of period               115,545,706       75,501,877      127,141,378      154,981,883
-------------------------------------------------------------------------------------
End of period(b)                 $119,003,357     $115,545,706     $ 99,909,344     $127,141,378
-------------------------------------------------------------------------------------
(a) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio.
(b) Includes undistributed net
    investment income of         $    120,842     $    120,842               --               --
-------------------------------------------------------------------------------------

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    67

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                               LARGE CAPITALIZATION
                                                                 GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------
                            Six Months
                              Ended                               Year Ended December 31,
                             June 30,      ----------------------------------------------------------------------
                               2003           2002           2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value,
beginning of period            $11.03         $16.15         $23.20         $25.68         $18.29         $13.58
-------------------------------------------------------------------------------------
Income from investment
operations
Net investment income
(loss)                           (.01)          (.01)           .02           (.06)          (.03)          (.01)
-------------------------------------------------------------------------------------
Net realized and
 unrealized gains
 (losses) on investment
 transactions                    1.88          (5.11)         (7.05)          (.68)          9.79           6.00
-------------------------------------------------------------------------------------
      Total from
      investment
        operations               1.87          (5.12)         (7.03)          (.74)          9.76           5.99
-------------------------------------------------------------------------------------
Less distributions
Dividends from net
 investment income                 --             --           (.02)            --             --             --
-------------------------------------------------------------------------------------
Distributions from net
 realized gains                    --             --             --          (1.74)         (2.37)         (1.28)
-------------------------------------------------------------------------------------
      Total
      distributions                --             --           (.02)         (1.74)         (2.37)         (1.28)
-------------------------------------------------------------------------------------
Net asset value, end of
period                         $12.90         $11.03         $16.15         $23.20         $25.68         $18.29
-------------------------------------------------------------------------------------
TOTAL RETURN(a)                 16.95%        (31.70)%       (30.32)%        (3.37)%        55.37%         44.22%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of
period (000)                 $287,661       $243,748       $358,429       $512,778       $515,470       $329,803
-------------------------------------------------------------------------------------
Average net assets (000)     $261,185       $297,189       $397,492       $581,198       $385,995       $277,794
-------------------------------------------------------------------------------------
Ratios to average net
assets
 Expenses                         .88%(b)        .81%           .75%           .69%           .68%           .68%
-------------------------------------------------------------------------------------
 Net investment income
 (loss)                          (.13)%(b)      (.11)%          .08%          (.25)%         (.16)%         (.05)%
-------------------------------------------------------------------------------------
Portfolio turnover rate            26%(c)         66%            68%            48%            50%            54%
-------------------------------------------------------------------------------------

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
(c) Not annualized.
                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
68                                                    THE TARGET PORTFOLIO TRUST

--------------------------------------------------------------------------------

                                                                     LARGE CAPITALIZATION
                                                                        VALUE PORTFOLIO
                                  -------------------------------------------------------------------------------------------
                                  Six Months
                                    Ended                               Year Ended December 31,
                                   June 30,      ----------------------------------------------------------------------
                                     2003           2002           2001           2000           1999         1998(b)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                               $10.49         $12.45         $12.64         $13.01         $15.87         $16.21
-------------------------------------------------------------------------------------
Income from investment
operations
Net investment income (loss)            .09            .18            .19            .25            .27            .28
-------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) on investment
 transactions                          1.32          (1.85)          (.03)           .72          (1.00)          1.34
-------------------------------------------------------------------------------------
      Total from investment
        operations                     1.41          (1.67)           .16            .97           (.73)          1.62
-------------------------------------------------------------------------------------
Less distributions
Dividends from net investment
 income                                  --(e)        (.17)          (.19)          (.25)          (.29)          (.27)
-------------------------------------------------------------------------------------
Distributions from net
 realized gains                          --           (.12)          (.16)         (1.09)         (1.84)         (1.69)
-------------------------------------------------------------------------------------
      Total distributions                --(e)        (.29)          (.35)         (1.34)         (2.13)         (1.96)
-------------------------------------------------------------------------------------
Net asset value, end of period       $11.90         $10.49         $12.45         $12.64         $13.01         $15.87
-------------------------------------------------------------------------------------
TOTAL RETURN(a)                       13.46%        (13.57)%         1.21%          8.22%         (4.37)%        10.25%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period
(000)                              $255,142       $229,626       $275,208       $268,802       $262,156       $283,488
-------------------------------------------------------------------------------------
Average net assets (000)           $230,410       $253,096       $275,773       $243,008       $279,900       $282,078
-------------------------------------------------------------------------------------
Ratios to average net assets
 Expenses                               .85%(c)        .80%           .76%           .80%           .73%           .71%
-------------------------------------------------------------------------------------
 Net investment income (loss)          1.63%(c)       1.49%          1.51%          2.01%          1.74%          1.65%
-------------------------------------------------------------------------------------
Portfolio turnover rate                  23%(d)         56%            50%            80%            36%            24%
-------------------------------------------------------------------------------------

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon average shares outstanding during the year.
(c) Annualized.
(d) Not annualized.
(e) Less than $.005 per share.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    69

--------------------------------------------------------------------------------

                                                                     SMALL CAPITALIZATION
                                                                       GROWTH PORTFOLIO
                                  -------------------------------------------------------------------------------------------
                                  Six Months
                                    Ended                               Year Ended December 31,
                                   June 30,      ----------------------------------------------------------------------
                                     2003           2002           2001           2000           1999         1998(b)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                                $7.05         $10.56         $13.09         $17.47         $15.35         $15.57
-------------------------------------------------------------------------------------
Income from investment
operations
Net investment loss                    (.03)          (.06)          (.07)          (.07)          (.06)          (.05)
-------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) on investment
 transactions                          1.01          (3.45)         (2.46)          (.36)          4.35            .48
-------------------------------------------------------------------------------------
      Total from investment
        operations                      .98          (3.51)         (2.53)           .29           4.29            .43
-------------------------------------------------------------------------------------
Less distributions
Distributions from net
 realized gains                          --             --             --          (4.67)         (2.17)          (.65)
-------------------------------------------------------------------------------------
      Total distributions                --             --             --          (4.67)         (2.17)          (.65)
-------------------------------------------------------------------------------------
Net asset value, end of period        $8.03          $7.05         $10.56         $13.09         $17.47         $15.35
-------------------------------------------------------------------------------------
TOTAL RETURN(a)                       13.90%        (33.24)%       (19.33)%         1.83%         29.20%          2.55%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period
(000)                              $116,318       $100,868       $145,554       $182,515       $186,603       $158,982
-------------------------------------------------------------------------------------
Average net assets (000)           $103,411       $122,299       $156,654       $197,168       $150,593       $162,654
-------------------------------------------------------------------------------------
Ratios to average net assets
 Expenses                              1.12%(c)        .99%           .88%           .79%           .80%           .77%
-------------------------------------------------------------------------------------
 Net investment loss                   (.88)%(c)      (.74)%         (.59)%         (.49)%         (.45)%         (.35)%
-------------------------------------------------------------------------------------
Portfolio turnover rate                  87%(d)        153%           167%           165%           207%            69%
-------------------------------------------------------------------------------------

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon average shares outstanding during the year.
(c) Annualized.
(d) Not annualized.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
70                                                    THE TARGET PORTFOLIO TRUST

--------------------------------------------------------------------------------

                                                                     SMALL CAPITALIZATION
                                                                        VALUE PORTFOLIO
                                  -------------------------------------------------------------------------------------------
                                  Six Months
                                    Ended                               Year Ended December 31,
                                   June 30,      ----------------------------------------------------------------------
                                     2003           2002           2001           2000           1999         1998(b)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                               $13.23         $17.54         $16.88         $14.97         $14.98         $17.50
-------------------------------------------------------------------------------------
Income from investment
operations
Net investment income                   .01            .04            .09            .11            .11            .08
-------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) on investment
 transactions                          1.91          (1.41)          2.67           3.34            .10          (1.27)
-------------------------------------------------------------------------------------
      Total from investment
        operations                     1.92          (1.37)          2.76           3.45            .21          (1.19)
-------------------------------------------------------------------------------------
Less distributions
Dividends from net investment
 income                                  --           (.04)          (.19)          (.02)          (.12)          (.07)
-------------------------------------------------------------------------------------
Distributions from net
 realized gains                          --          (2.90)         (1.91)         (1.52)          (.10)         (1.26)
-------------------------------------------------------------------------------------
      Total distributions          $     --          (2.94)         (2.10)         (1.54)          (.22)         (1.33)
-------------------------------------------------------------------------------------
Net asset value, end of period       $15.15         $13.23         $17.54         $16.88         $14.97         $14.98
-------------------------------------------------------------------------------------
TOTAL RETURN(a)                       14.51%         (8.48)%        17.23%         23.91%          1.39%         (6.62)%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period
(000)                              $156,493       $147,930       $177,088       $152,672       $127,010       $141,557
-------------------------------------------------------------------------------------
Average net assets (000)           $143,969       $167,945       $161,663       $130,303       $129,077       $153,756
-------------------------------------------------------------------------------------
Ratios to average net assets
 Expenses                               .98%(c)        .88%           .87%           .85%           .87%           .79%
-------------------------------------------------------------------------------------
 Net investment income                  .13%(c)        .23%           .59%           .75%           .75%           .48%
-------------------------------------------------------------------------------------
Portfolio turnover rate                  27%(d)         95%           114%            55%            42%            39%
-------------------------------------------------------------------------------------

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon average shares outstanding during the year.
(c) Annualized.
(d) Not annualized.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    71

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL
                                                                 EQUITY PORTFOLIO
                            -------------------------------------------------------------------------------------------
                            Six Months
                              Ended                               Year Ended December 31,
                             June 30,      ----------------------------------------------------------------------
                               2003           2002           2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value,
beginning of period             $9.07         $10.10         $13.52         $17.37         $15.54         $14.27
-------------------------------------------------------------------------------------
Income from investment
operations
Net investment income
(loss)                            .13            .11            .09            .17            .23            .23
-------------------------------------------------------------------------------------
Net realized and
 unrealized gains
 (losses) on investment
 transactions                     .59          (1.14)         (3.39)         (1.87)          3.29           1.98
-------------------------------------------------------------------------------------
      Total from
      investment
        operations                .72          (1.03)         (3.30)         (1.70)          3.52           2.21
-------------------------------------------------------------------------------------
Less distributions
Dividends from net
 investment income               (.06)            --(b)          --           (.17)          (.23)          (.10)
-------------------------------------------------------------------------------------
Distributions in excess
 of net investment
 income                            --             --             --           (.17)          (.17)            --
-------------------------------------------------------------------------------------
Distributions from net
 realized gains                    --             --           (.12)         (1.81)         (1.29)          (.84)
-------------------------------------------------------------------------------------
      Total
      distributions              (.06)            --           (.12)         (2.15)         (1.69)          (.94)
-------------------------------------------------------------------------------------
Net asset value, end of
period                          $9.73          $9.07         $10.10         $13.52         $17.37         $15.54
-------------------------------------------------------------------------------------
TOTAL RETURN(a)                  7.92%        (10.17)%       (24.56)%        (9.42)%       (23.30)%       (15.49)%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of
period (000)                 $152,329       $140,392       $158,307       $227,028       $274,997       $244,291
-------------------------------------------------------------------------------------
Average net assets (000)     $140,009       $150,249       $190,106       $246,420       $246,148       $246,335
-------------------------------------------------------------------------------------
Ratios to average net
assets
 Expenses                        1.15%(c)       1.09%          1.01%           .93%           .93%           .91%
-------------------------------------------------------------------------------------
 Net investment income           2.81%(c)       1.17%           .82%           .85%          1.25%          1.42%
-------------------------------------------------------------------------------------
Portfolio turnover rate            22%(d)         55%            65%            44%            35%            45%
-------------------------------------------------------------------------------------

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(b) Less than $.005 per share.
(c) Annualized.
(d) Not annualized.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
72                                                    THE TARGET PORTFOLIO TRUST

--------------------------------------------------------------------------------

                                                                         INTERNATIONAL
                                                                        BOND PORTFOLIO
                                  -------------------------------------------------------------------------------------------
                                  Six Months
                                    Ended                               Year Ended December 31,
                                   June 30,      ----------------------------------------------------------------------
                                     2003           2002           2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                                $8.83          $7.46          $8.08          $8.48          $9.52          $9.17
-------------------------------------------------------------------------------------
Income from investment
operations
Net investment income                   .09            .15            .18            .32            .30            .31
-------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) on investment
 transactions                           .45           1.33           (.64)          (.45)          (.84)           .45
-------------------------------------------------------------------------------------
      Total from investment
        operations                      .54           1.48           (.46)          (.13)          (.54)           .76
-------------------------------------------------------------------------------------
Dividends and distributions
Dividends from net investment
 income                                (.10)          (.11)            --             --           (.23)          (.31)
-------------------------------------------------------------------------------------
Distributions in excess of net
 investment income                       --             --             --             --             --           (.06)
-------------------------------------------------------------------------------------
Distributions from net
 realized gains                          --             --             --             --           (.16)          (.04)
-------------------------------------------------------------------------------------
Tax return of capital
 distributions                           --             --           (.16)          (.27)          (.11)            --
-------------------------------------------------------------------------------------
      Total dividends and
      distributions                    (.10)          (.11)          (.16)          (.27)          (.50)          (.41)
-------------------------------------------------------------------------------------
Net asset value, end of period        $9.27          $8.83          $7.46          $8.08          $8.48          $9.52
-------------------------------------------------------------------------------------
TOTAL RETURN(a)                        5.99%         20.14%         (5.73)%        (1.34)%        (5.88)%         8.55%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period
(000)                               $33,458        $27,648        $18,637        $19,548        $26,492        $31,042
-------------------------------------------------------------------------------------
Average net assets (000)            $30,638        $22,022        $19,235        $20,809        $29,300        $30,720
-------------------------------------------------------------------------------------
Ratios to average net assets
 Expenses                              1.43%(b)       1.69%          1.83%          1.47%          1.25%          1.54%
-------------------------------------------------------------------------------------
 Net investment income                 2.21%(b)       1.88%          2.31%          4.16%          3.36%          3.38%
-------------------------------------------------------------------------------------
Portfolio turnover rate                  82%(c)        238%           251%            52%           132%           110%
-------------------------------------------------------------------------------------

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Not annualized.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    73

--------------------------------------------------------------------------------

                                                                         TOTAL RETURN
                                                                        BOND PORTFOLIO
                                  -------------------------------------------------------------------------------------------
                                  Six Months
                                    Ended                               Year Ended December 31,
                                   June 30,      ----------------------------------------------------------------------
                                     2003           2002           2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                               $10.73         $10.42         $10.27          $9.86         $10.49         $10.56
-------------------------------------------------------------------------------------
Income from investment
operations
Net investment income                   .15            .41            .52            .66            .56            .58
-------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) on investment
 transactions                           .40            .57            .28            .42           (.63)           .27
-------------------------------------------------------------------------------------
      Total from investment
        operations                      .55            .98            .80           1.08           (.07)           .85
-------------------------------------------------------------------------------------
Less distributions
Dividends from net investment
 income                                (.17)          (.45)          (.54)          (.67)          (.56)          (.58)
-------------------------------------------------------------------------------------
Distributions from net
 realized gains                        (.08)          (.22)          (.11)            --             --           (.34)
-------------------------------------------------------------------------------------
      Total distributions              (.25)          (.67)          (.65)          (.67)          (.56)          (.92)
-------------------------------------------------------------------------------------
Net asset value, end of period       $11.03         $10.73         $10.42         $10.27          $9.86         $10.49
-------------------------------------------------------------------------------------
TOTAL RETURN(a)                        5.05%          9.65%          7.97%         11.30%          (.67)%         8.28%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period
(000)                              $157,593       $139,488       $106,086        $74,003        $67,269        $67,078
-------------------------------------------------------------------------------------
Average net assets (000)           $150,743       $122,888        $90,698        $67,151        $65,911        $61,786
-------------------------------------------------------------------------------------
Ratios to average net assets
 Expenses                               .74%(b)        .75%           .78%           .79%           .82%           .81%
-------------------------------------------------------------------------------------
 Net investment income                 2.91%(b)       3.89%          4.83%          6.23%          5.54%          5.54%
-------------------------------------------------------------------------------------
Portfolio turnover rate                 239%(c)        429%           472%           483%           368%           327%
-------------------------------------------------------------------------------------

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Not annualized.
                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
74                                                    THE TARGET PORTFOLIO TRUST

--------------------------------------------------------------------------------

                                                                       INTERMEDIATE-TERM
                                                                        BOND PORTFOLIO
                                  -------------------------------------------------------------------------------------------
                                  Six Months
                                    Ended                               Year Ended December 31,
                                   June 30,      ----------------------------------------------------------------------
                                     2003           2002           2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                               $10.50         $10.23         $10.23          $9.92         $10.36         $10.42
-------------------------------------------------------------------------------------
Income from investment
operations
Net investment income                   .13            .38            .52            .63            .56            .63
-------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) on investment
 transactions                           .32            .47            .29            .34           (.43)           .09
-------------------------------------------------------------------------------------
      Total from investment
        operations                      .45            .85            .81            .97            .13            .72
-------------------------------------------------------------------------------------
Less distributions
Dividends from net investment
 income                                (.14)          (.39)          (.54)          (.63)          (.57)          (.61)
-------------------------------------------------------------------------------------
Distributions in excess of net
 investment income                       --             --             --           (.03)            --             --
-------------------------------------------------------------------------------------
Distributions from net
 realized gains                        (.07)          (.19)          (.27)            --             --           (.17)
-------------------------------------------------------------------------------------
      Total distributions              (.21)          (.58)          (.81)          (.66)          (.57)          (.78)
-------------------------------------------------------------------------------------
Net asset value, end of period       $10.74         $10.50         $10.23         $10.23          $9.92         $10.36
-------------------------------------------------------------------------------------
TOTAL RETURN(a)                        4.34%          8.56%          8.19%         10.10%          1.30%          7.09%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period
(000)                              $357,795       $333,069       $195,233       $130,715       $112,991       $105,283
-------------------------------------------------------------------------------------
Average net assets (000)           $349,648       $258,072       $167,039       $116,330       $108,243       $101,219
-------------------------------------------------------------------------------------
Ratios to average net assets
 Expenses                               .65%(b)        .66%           .66%           .71%           .67%           .66%
-------------------------------------------------------------------------------------
 Net investment income                 2.45%(b)       3.58%          4.91%          6.35%          5.63%          5.71%
-------------------------------------------------------------------------------------
Portfolio turnover rate                 222%(c)        377%           560%           423%           253%           249%
-------------------------------------------------------------------------------------

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
(c) Not annualized.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    75

--------------------------------------------------------------------------------

                                                                        MORTGAGE BACKED
                                                                     SECURITIES PORTFOLIO
                                  -------------------------------------------------------------------------------------------
                                  Six Months
                                    Ended                               Year Ended December 31,
                                   June 30,      ----------------------------------------------------------------------
                                     2003           2002           2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                               $10.70         $10.44         $10.31          $9.97         $10.47         $10.45
-------------------------------------------------------------------------------------
Income from investment
operations
Net investment income                   .24            .56            .61            .65            .66            .64
-------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) on investment
 transactions                          (.10)           .27            .17            .33           (.50)           .01
-------------------------------------------------------------------------------------
      Total from investment
        operations                      .14            .83            .78            .98            .16            .65
-------------------------------------------------------------------------------------
Less distributions
Dividends from net investment
 income                                (.24)          (.57)          (.65)          (.64)          (.66)          (.63)
-------------------------------------------------------------------------------------
      Total distributions              (.24)          (.57)          (.65)          (.64)          (.66)          (.63)
-------------------------------------------------------------------------------------
Net asset value, end of period       $10.60         $10.70         $10.44         $10.31          $9.97         $10.47
-------------------------------------------------------------------------------------
TOTAL RETURN(a)                        1.44%          8.13%          7.79%         10.35%          1.54%          6.37%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period
(000)                              $119,003       $115,546        $75,502        $63,234        $67,372        $72,870
-------------------------------------------------------------------------------------
Average net assets (000)           $117,620        $94,893        $69,767        $61,771        $70,244        $73,737
-------------------------------------------------------------------------------------
Ratios to average net assets
 Expenses                               .78%(b)        .80%           .84%           .83%           .80%           .70%
-------------------------------------------------------------------------------------
 Net investment income                 4.49%(b)       4.43%          5.74%          6.60%          6.31%          6.14%
-------------------------------------------------------------------------------------
Portfolio turnover rate                 183%(c)        184%            72%            74%            14%            24%
-------------------------------------------------------------------------------------

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
(c) Not annualized.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
76                                                    THE TARGET PORTFOLIO TRUST

--------------------------------------------------------------------------------

                                                                        U.S. GOVERNMENT
                                                                    MONEY MARKET PORTFOLIO
                                  -------------------------------------------------------------------------------------------
                                  Six Months
                                    Ended                               Year Ended December 31,
                                   June 30,      ----------------------------------------------------------------------
                                     2003           2002           2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                                $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------
Net investment income and
realized gain on investment
transactions                           .004           .013           .037           .058           .045           .048
-------------------------------------------------------------------------------------
Dividends and distributions           (.004)         (.013)         (.037)         (.058)         (.045)         (.048)
-------------------------------------------------------------------------------------
Net asset value, end of period        $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------
TOTAL RETURN(a)                        0.40%          1.31%          3.77%          5.87%          4.67%          4.88%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period
(000)                               $99,909       $127,141       $154,982       $122,226        $85,722       $138,848
-------------------------------------------------------------------------------------
Average net assets (000)           $120,829       $128,550       $132,704        $93,985       $196,853       $106,500
-------------------------------------------------------------------------------------
Ratios to average net assets
 Expenses                               .49%(b)        .45%           .51%           .56%           .43%           .55%
-------------------------------------------------------------------------------------
 Net investment income                  .83%(b)       1.31%          3.52%          5.76%          4.64%          4.85%
-------------------------------------------------------------------------------------

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.

                 See Notes to Financial Statements beginning on page 78
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    77

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
The Target Portfolio Trust (the 'Fund') is an open-end management investment company. The Fund was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the 'Portfolio' or 'Portfolios'). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, except for the International Bond Portfolio. Investment operations commenced on January 5, 1993, with the exception of the International Bond Portfolio, which commenced on May 17, 1994.
   The Portfolios and their investment objectives are as follows:
- Large Capitalization Growth Portfolio -- long-term capital appreciation through investment primarily in stocks of large corporations that, in the investment adviser's opinion, should have earnings growth faster than that of the S&P 500;
- Large Capitalization Value Portfolio -- total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser's opinion, are undervalued;
- Small Capitalization Growth Portfolio -- maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser's opinion, should have earnings growth faster than that of the U.S. economy in general;
- Small Capitalization Value Portfolio -- above average capital appreciation through investment in small company common stocks that, in the adviser's opinion, are undervalued or overlooked in the marketplace;
- International Equity Portfolio -- capital appreciation through investment primarily in stocks of companies domiciled outside the United States;
- International Bond Portfolio -- high total return through investment primarily in high-quality, foreign debt securities;
- Total Return Bond Portfolio -- total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;
- Intermediate-Term Bond Portfolio -- current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;
- Mortgage Backed Securities Portfolio -- high current income primarily and capital appreciation secondarily each consistent with the protection of capital through investment primarily in mortgage-related securities;
- U.S. Government Money Market Portfolio -- maximum current income consistent with maintenance of liquidity and preservation of capital through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
   The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.
--------------------------------------------------------------------------------
78                                                    THE TARGET PORTFOLIO TRUST

--------------------------------------------------------------------------------
Note 1. Accounting Policies

   The following is a summary of significant accounting policies followed by the Fund and the Portfolios in the preparation of its financial statements.

   Securities Valuations: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the subadviser(s); to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Any security for which a reliable market quotation is unavailable is valued at fair value by a Valuation Committee appointed by the Fund's Board of Trustees.

   Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

   U.S. Government securities for which market quotations are available are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities with the Federal Reserve System).

   Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost, which approximates market value.

   Short-term securities held by the other portfolios which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term securities held by the other portfolios which mature in more than 60 days are valued at current market quotations.

   Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    79
recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as net realized gain or loss on financial futures contracts.

   The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage-Backed Securities Portfolio and Total Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.

   Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) market value of investment securities, other assets and liabilities--at the current rates of exchange;

   (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the fiscal period, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

   Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

   Foreign Currency Forward Contracts: A foreign currency forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio enters into foreign currency forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential
--------------------------------------------------------------------------------
80                                                    THE TARGET PORTFOLIO TRUST
inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio and Total Return Bond Portfolio may enter into foreign currency forward contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.

   Options: Certain Portfolios may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which a Portfolio currently owns or intends to purchase. A Portfolio's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

   If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

   The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, the International Bond Portfolio, the Intermediate-Term Bond Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options.

   Short Sales: Certain Portfolios of the Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. When a Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively. The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio may enter into short sales.

   Interest Rate Swaps: An interest rate swap agreement is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, one party pays a fixed interest rate and one party pays a floating interest rate. Net interest payments/receipts are included in interest income in the Statements of Operations. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio's basis in the swap and the proceeds of the closing transactions, including fees. During the period that the swap agreement is open, the Portfolio may be subject to risk from the potential inability of
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    81
the counterparty to meet the terms of the agreement. The Total Return Bond Portfolio, International Bond Portfolio, Mortgage Backed Securities Portfolio and the Intermediate Term Bond Portfolio may enter into interest rate swaps.

   Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

   The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reported in the Statements of Assets and Liabilities.

   When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

   Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (or losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

   Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income and any net capital gain (or loss) daily and pays such dividends monthly. Each other Portfolio declares and pays a dividend of its net investment income, if any, at least annually. The International Bond Portfolio changed its dividend policy from declaring daily to annually. Each Portfolio except for the U.S. Government Money Market Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

   Taxes: For federal income tax purposes, each Portfolio in the Fund is treated as a separate tax-paying entity. It is each Portfolio's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   Withholding taxes on foreign interest and dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

--------------------------------------------------------------------------------
Note 2. Agreements

   The Fund's manager is PI. PI manages the investment operations of the Fund, administers the Fund's affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers' performance of advisory services and makes recommendations to the Trustees as to whether the advisers' contracts should be renewed, modified or terminated. PI pays for the costs
--------------------------------------------------------------------------------
82                                                    THE TARGET PORTFOLIO TRUST
pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

   The advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the two advisers of the domestic equity Portfolios--the Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio and Small Capitalization Value Portfolio--manages approximately 50% of the assets of the respective Portfolio. In general, in order to maintain an approximately equal division of assets between the two advisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expenses items) are divided between the two advisers as PI deems it appropriate. In order to maintain an approximately equal allocation between the two subadvisers, a periodic rebalancing of each subadviser's share of Portfolio assets may occur to account for market fluctuations.

Portfolio                                           Adviser
-------------------------   -------------------------------------------------------
Large Capitalization
  Growth.................   Oak Associates, Ltd. and Columbus Circle Investors
Large Capitalization
  Value..................   J.P. Morgan Investment Management, Inc. and Hotchkis &
                            Wiley Capital Management Inc.
Small Capitalization
  Growth(a)..............   Sawgrass Asset Management, LLC (Sawgrass) and J.P.
                            Morgan Fleming Asset Management USA, Inc.
Small Capitalization
  Value..................   National City Investment Company and EARNEST Partners,
                            LLC
International Equity.....   Lazard Asset Management
International Bond.......   Fischer, Francis, Trees & Watts, Inc.
Total Return Bond and
  Intermediate-Term
  Bond...................   Pacific Investment Management Company
Mortgage Backed
  Securities and U.S.
  Government Money
  Market.................   Wellington Management Company, LLP

------------------------------
(a) Effective as of the close of business on July 23, 2003, Westcap Investors, LLC replaced Sawgrass as subadvisor for a portion of the Portfolio.

   The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.
                                                                  Total
Portfolio                                                     Management Fee
-----------------------------------------------------------   --------------
Large Capitalization Growth................................        0.60%
Large Capitalization Value.................................        0.60%
Small Capitalization Growth................................        0.60%
Small Capitalization Value.................................        0.60%
International Equity.......................................        0.70%
International Bond.........................................        0.50%
Total Return Bond..........................................        0.45%
Intermediate-Term Bond.....................................        0.45%
Mortgage Backed Securities.................................        0.45%
U.S. Government Money Market...............................        0.25%

   The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). PIMS serves the Fund without compensation.

   PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    83

   The Fund (excluding the U.S. Government Money Market Portfolio), along with other affiliated registered investment companies (the 'Funds'), entered into a syndicate credit agreement ('SCA') with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2003.

--------------------------------------------------------------------------------
Note 3. Other Transactions with Affiliates

   Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. The following amounts represent the fees PMFS charged for the six months ended June 30, 2003 as well as the fees due to PMFS as of June 30, 2003.

                                            Amount incurred for the
                                                six months ended             Amount due as of
Portfolio                                        June 30, 2003                June 30, 2003
-------------------------------------  ----------------------------------   ------------------
Large Capitalization Growth..........               $138,000                     $ 23,000
Large Capitalization Value...........                 95,900                       15,900
Small Capitalization Growth..........                 92,300                       15,400
Small Capitalization Value...........                 98,700                       16,400
International Equity.................                 81,600                       13,600
International Bond...................                 28,200                        5,000
Total Return Bond....................                 71,300                       12,350
Intermediate-Term Bond...............                126,600                       21,600
Mortgage Backed Securities...........                 55,900                        9,400
U.S. Government Money Market.........                 49,700                        8,100

   For the six months ended June 30, 2003, Prudential Securities Incorporated ('PSI'), earned approximately $5,900 in brokerage commissions on certain portfolio transactions executed on behalf of the Large Capitalization Value Portfolio.

   Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential.

   The Fund pays networking fees to PSI. These networking fees are payments made to PSI which clears mutual fund transactions through a national clearing system. These amounts are included in transfer agent's fees and expenses in the Statements of Operations. The Fund paid networking fees for the six months ended June 30, 2003 as follows:
                                          Total
                                      Networking Fees     Due to PSI as of
Portfolio                               Paid to PSI        June 30, 2003
-----------------------               ---------------     ----------------
Large Capitalization Growth..........     $31,100              $6,200
Large Capitalization Value...........      26,000               4,300
Small Capitalization Growth..........      25,000               4,200
--------------------------------------------------------------------------------
84                                                    THE TARGET PORTFOLIO TRUST

                                          Total
                                      Networking Fees     Due to PSI as of
Portfolio                               Paid to PSI        June 30, 2003
-----------------------               ---------------     ----------------
Small Capitalization Value...........     $24,400              $4,100
International Equity.................      22,000               3,700
International Bond...................       7,400               1,300
Total Return Bond....................      18,100               3,100
Intermediate-Term Bond...............      34,100               5,800
Mortgage Backed Securities...........      15,000               2,500
U.S. Government Money Market.........      13,400               2,200

   Certain Portfolios invest in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2003, the following Portfolios earned income from the Series by investing their excess cash:
                                                     Excess Cash
       Portfolio                                     Investment
       ------------------------                      ------------
       Large Capitalization Growth................   $     51,259
       Large Capitalization Value.................         17,579
       Small Capitalization Growth................         25,359
       Small Capitalization Value.................         18,851
       International Bond.........................         16,456

--------------------------------------------------------------------------------
Note 4. Portfolio Securities

   Purchases and sales of portfolio securities, excluding short-term investments, short sales and written options, for the six months ended June 30, 2003 were as follows:

Portfolio                                         Purchases         Sales
---------                                        ------------    ------------
Large Capitalization Growth...................   $ 68,423,920    $ 66,771,221
Large Capitalization Value....................     52,558,308      55,413,917
Small Capitalization Growth...................     87,835,096      87,961,639
Small Capitalization Value....................     38,483,068      45,704,021
International Equity..........................     29,631,229      29,313,923
International Bond............................     25,279,512      22,655,354
Total Return Bond.............................    336,427,454     309,661,108
Intermediate-Term Bond........................    649,782,988     685,919,865
Mortgage Backed Securities....................    213,148,101     210,663,140
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    85

   At June 30, 2003, the International Bond, Total Return Bond and the Intermediate-Term Bond Portfolios had open financial futures contracts. The unrealized appreciation (depreciation) on such contracts as of June 30, 2003 were as follows:

International Bond Portfolio:
                                                                                            Unrealized
Number of                                Expiration       Value at         Value at        Appreciation
Contracts              Type                 Date        June 30, 2003     Trade Date      (Depreciation)
----------    -----------------------    ----------     -------------     -----------     ---------------
              Short Position:
    20        Euro-BOBL                  Sept. 2003      $ 2,603,094      $ 2,619,534        $  16,440
              Long Positions:
    27        Euro-Schatz                Sept. 2003        3,309,539        3,308,168            1,371
    11        Euro-Bond                  Sept. 2003        1,475,787        1,477,004           (1,217)
                                                                                          ---------------
                                                                                             $  16,594
                                                                                          ---------------
                                                                                          ---------------
Total Return Bond Portfolio:
                                                                                            Unrealized
Number of                                Expiration       Value at         Value at        Appreciation
Contracts              Type                 Date        June 30, 2003     Trade Date      (Depreciation)
----------    -----------------------    ----------     -------------     -----------     ---------------
              Long Positions:
    10        Euro Bond                  Sept. 2003      $ 1,341,625      $ 1,359,250        $ (17,625)
    14        90 Day Euro                Dec. 2004         3,918,765        3,924,125           (5,360)
    9         90 Day Euro                Mar. 2004         1,792,916        1,789,611            3,305
    25        90 Day Euro                Mar. 2005         4,952,476        4,968,282          (15,806)
    9         90 Day Euro                Jun. 2004         1,790,688        1,786,318            4,370
    1         90 Day Euro                Sept. 2004          198,635          198,373              262
    3         90 Day Euro                Dec. 2004           594,978          596,886           (1,908)
    2         90 Day Euro                Jun. 2005           487,600          488,875           (1,275)
    40        90 Day Euro                Sept. 2004        9,833,500        9,775,000           58,500
   396        10yr T-Note                Sept. 2003       46,505,250       46,528,890          (23,640)
              Short Position:
    69        5yr T-Note                 Sept. 2003        7,943,625        8,006,695           63,070
                                                                                          ---------------
                                                                                             $  63,893
                                                                                          ---------------
                                                                                          ---------------
Intermediate-Term Bond Portfolio:
                                                                                            Unrealized
Number of                                Expiration       Value at         Value at        Appreciation
Contracts              Type                 Date        June 30, 2003     Trade Date      (Depreciation)
----------    -----------------------    ----------     -------------     -----------     ---------------
              Long Positions:
   406        10yr US T-Note             Sept. 2003      $47,679,625      $48,041,219        $(361,594)
    87        Eurodollar                 Mar. 2004        21,481,388       21,340,013          141,375
    87        Eurodollar                 Jun. 2004        21,440,063       21,256,275          183,788
   114        Euro Bond                  Sept. 2003       14,837,634       14,861,742          (24,108)
   140        30yr US T-Note             Sept. 2003       16,428,125       16,530,938         (102,813)
                                                                                          ---------------
                                                                                             $(163,352)
                                                                                          ---------------
                                                                                          ---------------

--------------------------------------------------------------------------------
86                                                    THE TARGET PORTFOLIO TRUST

   At June 30, 2003, the International Bond Portfolio had outstanding forward currency contracts to sell and purchase foreign currencies, as follows:

                                                                                    Unrealized
                                            Value at Settlement      Current       Appreciation
Foreign Currency Purchase Contracts            Date Payable           Value       (Depreciation)
-----------------------------------------   -------------------    -----------    --------------
Australian Dollars,
  expiring 8/19/03.......................       $ 1,351,062        $ 1,394,892      $   43,830
Canadian Dollars,
  expiring 8/19/03.......................         2,310,000          2,408,568          98,568
Danish Krones,
  expiring 8/19/03.......................         1,958,494          1,941,830         (16,664)
Euros,
  expiring 8/19/03.......................        13,147,082         13,319,161         172,079
Japanese Yen,
  expiring 8/19/03.......................        13,238,486         13,211,765         (26,721)
Pound Sterling,
  expiring 8/19/03.......................           455,585            481,922          26,337
Swiss Francs,
  expiring 8/19/03.......................         1,216,470          1,214,640          (1,830)
                                            -------------------    -----------    --------------
                                                $33,677,179        $33,972,778      $  295,599
                                            -------------------    -----------    --------------
                                            -------------------    -----------    --------------

                                                                                    Unrealized
                                            Value at Settlement      Current       Appreciation
Foreign Currency Sale Contracts               Date Receivable         Value       (Depreciation)
-----------------------------------------   -------------------    -----------    --------------
Australian Dollars,
  expiring 8/19/03.......................       $   600,489        $   627,589      $  (27,100)
Australian Dollars for Japanese Yen,
  expiring 8/19/03.......................           146,817            249,380        (102,563)
Canadian Dollars,
  expiring 8/19/03.......................         4,935,781          5,237,978        (302,197)
Danish Krones,
  expiring 8/19/03.......................         2,096,528          2,150,398         (53,870)
Euros,
  expiring 8/19/03.......................        29,666,820         30,197,459        (530,639)
Euros for Japanese Yen,
  expiring 8/19/03.......................           161,652            158,786           2,866
Japanese Yen,
  expiring 8/19/03.......................        17,720,342         17,522,229         198,113
Pound Sterling,
  expiring 8/19/03.......................         3,709,613          3,739,203         (29,590)
Swedish Krona,
  expiring 8/19/03.......................         1,920,177          1,881,404          38,773
Swiss Francs,
  expiring 8/19/03.......................         1,233,265          1,189,435          43,830
                                            -------------------    -----------    --------------
                                                $62,191,484        $62,953,861      $ (762,377)
                                            -------------------    -----------    --------------
                                            -------------------    -----------    --------------

   At June 30, 2003, the Total Return Bond Portfolio had outstanding forward currency contracts to sell currency, as follows:

                                            Value at Settlement      Current        Unrealized
Foreign Currency Sale Contracts               Date Receivable         Value        Appreciation
-----------------------------------------   -------------------    -----------    --------------
Euros,
  expiring 7/30/03.......................       $ 3,263,517        $ 3,250,191      $   13,326
                                            -------------------    -----------    --------------
                                            -------------------    -----------    --------------

--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    87

   At June 30, 2003, the Intermediate-Term Bond Portfolio had outstanding forward contracts to sell foreign currency, as follows:

                                            Value at Settlement      Current        Unrealized
Foreign Currency Sale Contracts               Date Receivable         Value        Appreciation
-----------------------------------------   -------------------    -----------    --------------
Euros,
  expiring 7/30/03.......................       $ 6,268,993        $ 6,243,396      $   25,597
                                            -------------------    -----------    --------------
                                            -------------------    -----------    --------------

   Transactions in options written during the six months ended June 30, 2003, were as follows:

                                                         Number of Contracts/       Premiums
Total Return Bond Portfolio                              Notional Amount (000)      Received
----------------------------------------------------    -----------------------     ---------
Options outstanding at December 31, 2002............             14,468             $206,623
Options written.....................................             13,620              411,332
Options closed......................................            (11,544)            (133,535)
Options expired.....................................             (5,336)            (151,433)
                                                                 ------             ---------
Options outstanding at June 30, 2003................             11,208             $332,987
                                                                 ------             ---------
                                                                 ------             ---------

                                                                                   Premiums
Intermediate-Term Bond Portfolio                          Number of Contracts      Received
-----------------------------------------------------    ---------------------     --------
Options outstanding at December 31, 2002.............                61            $10,543
Options expired......................................               (61)           (10,543)
                                                                 ------            --------
Options outstanding at June 30, 2003.................                --            $    --
                                                                 ------            --------
                                                                 ------            --------

   The Total Return Bond Portfolio entered into interest rate swap agreements during the six months ended June 30, 2003. Details of the swap agreements outstanding as of June 30, 2003 were as follows:

                            Termination      Notional        Fixed         Floating           Unrealized
Counterparty                    Date          Amount         Rate            Rate            Appreciation
------------------------    ------------    -----------     -------     ---------------     --------------
Merrill Lynch & Co.(c)        3/29/05       $12,400,000        1.50%    Swiss LIBOR           $   13,223
Bank of America(a)            12/17/03      $16,400,000        4.00%    3 month LIBOR            128,150
JP Morgan(a)                  12/17/03      $12,600,000        4.00%    3 month LIBOR            203,792
Morgan Stanley(b)             3/17/04       $ 2,900,000        4.25%    6 month LIBOR             34,374
                                                                                            --------------
                                                                                              $  379,539
                                                                                            --------------
                                                                                            --------------

------------------------------
(a) Fund pays the fixed rate and receives the floating rate.
(b) Fund pays the floating rate and receives the fixed rate.
(c) Fund receives the fixed rate.

   The Total Return Bond Portfolio entered into a forward swap spread lock agreement during the six months ended June 30, 2003. Details of the swap agreement outstanding as of June 30, 2003 was as follows:

                              Maturity       Notional       Spread        Underlying          Unrealized
Counterparty                    Date          Amount         Lock            Bond            Appreciation
------------------------    ------------    -----------     -------     ---------------     --------------
Bank of America                                                         U.S. T-Bond,
 Securities LLC(a)            8/13/03       $ 6,600,000     0.13875%    6.25%, 8/15/23        $   25,332
                                                                                            --------------
                                                                                            --------------

------------------------------
(a) Fund pays the fixed rate and receives the floating rate.
--------------------------------------------------------------------------------
88                                                    THE TARGET PORTFOLIO TRUST

   The Total Return Bond Portfolio entered into a credit default swap agreement during the six months ended June 30, 2003. Details of the swap agreement outstanding as of June 30, 2003 was as follows:

                            Termination      Notional      Fixed        Floating           Unrealized
Counterparty                    Date          Amount       Rate           Rate            Appreciation
------------------------    ------------    ----------     -----     ---------------     --------------
                                                                     AOL Time Warner
Merrill Lynch & Co.(a)        12/6/04       $1,000,000     4.80 %    Corporate Bond         $ 52,129
                                                                                              ------
                                                                                              ------

------------------------------
(a) Fund pays the floating rate and receives the fixed rate.

   The Intermediate Term Bond Portfolio entered into interest rate swap agreements during the six months ended June 30, 2003. Details of the swap agreements outstanding as of June 30, 2003 were as follows:

                            Termination        Notional       Fixed         Floating          Unrealized
Counterparty                    Date            Amount         Rate           Rate           Appreciation
------------------------    ------------    --------------    ------     --------------     --------------
UBS Warburg(a)                3/15/07        EUR17,800,000      4.00%    6 month LIBOR         $239,547
Morgan Stanley(a)             3/17/05        GBP26,800,000      4.25%    6 month LIBOR          145,957
                                                                                                -------
                                                                                               $385,504
                                                                                                -------
                                                                                                -------

------------------------------
(a) Fund pays the floating rate and receives the fixed rate.

--------------------------------------------------------------------------------
Note 5. Tax Information

   For federal income tax purposes, the following portfolios had post-October losses deferred and capital loss carryforward as of December 31, 2002:

                                                                   Post-October Losses
                                                                -------------------------
Portfolio                                                       Currency        Capital
-------------------------------------------------------------   --------       ----------
Large Capitalization Growth Portfolio........................         --       $6,739,000
Large Capitalization Value Portfolio.........................         --        2,343,000
Small Capitalization Growth Portfolio........................         --        6,747,000
Small Capitalization Value Portfolio.........................         --        3,207,000
International Equity Portfolio...............................   $ 21,000        3,215,000
Total Return Bond Portfolio..................................    307,000               --
Intermediate-Term Bond Portfolio.............................    143,000               --
Mortgage Backed Securities Portfolio.........................         --          128,000

                                             Approximate Capital
                                              Loss Carryforward*
                                             --------------------
Large Capitalization Growth Portfolio....        $ 51,549,000         ($11,752,000 expiring in 2009;
                                                                      $39,797,000 expiring in 2010)
Large Capitalization Value Portfolio.....           8,678,000         (expiring in 2010)
Small Capitalization Growth Portfolio....          47,710,000         ($19,057,000 expiring in 2009;
                                                                      $28,653,000 expiring in 2010)
International Equity Portfolio...........          47,386,000         ($23,151,000 expiring in 2009;
                                                                      $24,235,000 expiring in 2010)
International Bond Portfolio.............             349,000         ($12,000 expiring in 2007;
                                                                      $257,000 expiring in 2008;
                                                                      $80,000 expiring in 2009)
Mortgage Backed Securities Portfolio.....             384,000         (expiring in 2008)

------------------------------
* Accordingly, no capital distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.
--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    89

   The United States federal income tax basis and unrealized appreciation (depreciation) of the Portfolio's investments as of June 30, 2003 were as follows:

                                                                                                     Net
                                                                                                  Unrealized
                                                                                                 Appreciation
Portfolio                                    Tax Basis       Appreciation     Depreciation      (Depreciation)
----------------------------------------    ------------     ------------     -------------     --------------
Large Capitalization Growth Portfolio...    $233,042,206     $88,290,213      $ (32,769,002)     $ 55,521,211
Large Capitalization Value Portfolio....     232,721,732      42,882,063        (21,328,396)       21,553,667
Small Capitalization Growth Portfolio...     107,734,450      15,603,694         (6,798,975)        8,804,719
Small Capitalization Value Portfolio....     143,869,964      24,578,477         (9,636,053)       14,942,424
International Equity Portfolio..........     141,391,869      18,800,697         (9,236,530)        9,564,167
International Bond Portfolio............      28,321,479       2,465,217           (202,126)        2,263,091
Total Return Bond Portfolio.............     207,290,235       4,568,270         (2,134,344)        2,433,926
Intermediate-Term Bond Portfolio........     440,703,811       7,752,696         (4,373,475)        3,379,221
Mortgage Backed Securities Portfolio....     127,020,383       2,962,662           (365,405)        2,597,257

   The differences between book basis and tax basis are primarily attributable to deferred losses on wash sales.

--------------------------------------------------------------------------------
Note 6. Capital

   The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

   Transactions in shares of beneficial interest during the six months ended June 30, 2003 were as follows:

                                                               Shares
                                                             Issued in
                                                            Reinvestment                     Increase/
                                                            of Dividends                    (Decrease)
                                             Shares             and            Shares        in Shares
Portfolio                                     Sold          Distributions    Reacquired     Outstanding
--------------------------------------    -------------     ------------     ----------     -----------
Large Capitalization Growth
 Portfolio............................       3,741,301               --      (3,554,746)       186,555
Large Capitalization Value
 Portfolio............................       2,812,159            2,793      (3,268,338)      (453,386)
Small Capitalization Growth
 Portfolio............................       2,394,933               --      (2,232,478)       162,455
Small Capitalization Value
 Portfolio............................       1,103,867               --      (1,955,332)      (851,465)
International Equity Portfolio........       4,658,841           89,450      (4,566,781)       181,510
International Bond Portfolio..........       2,430,233           34,356      (1,984,415)       480,174
Total Return Bond Portfolio...........       3,860,775          292,057      (2,868,100)     1,284,732
Intermediate-Term Bond Portfolio......       7,618,002          625,946      (6,660,039)     1,583,909
Mortgage Backed Securities Portfolio..       2,876,777          225,752      (2,673,959)       428,570

--------------------------------------------------------------------------------
90                                                    THE TARGET PORTFOLIO TRUST

   Transactions in shares of beneficial interest during the fiscal year ended December 31, 2002 were as follows:

                                                               Shares
                                                             Issued in
                                                            Reinvestment                     Increase
                                                            of Dividends                    (Decrease)
                                             Shares             and            Shares        in Shares
Portfolio                                     Sold          Distributions    Reacquired     Outstanding
--------------------------------------    -------------     ------------     ----------     -----------
Large Capitalization Growth
 Portfolio............................       8,398,367               --      (8,482,157)       (83,790)
Large Capitalization Value
 Portfolio............................       5,841,891          543,508      (6,595,311)      (209,912)
Small Capitalization Growth
 Portfolio............................       4,742,296               --      (4,214,900)       527,396
Small Capitalization Value
 Portfolio............................       3,492,647        2,033,553      (4,442,760)     1,083,440
International Equity Portfolio........       8,916,721            5,001      (9,117,137)      (195,415)
International Bond Portfolio..........       2,122,894           37,026      (1,528,675)       631,245
Total Return Bond Portfolio...........       7,462,420          717,545      (5,362,611)     2,817,354
Intermediate-Term Bond Portfolio......      20,128,098        1,417,532      (8,907,875)    12,637,755
Mortgage Backed Securities Portfolio..       6,840,775          419,877      (3,698,849)     3,561,803

--------------------------------------------------------------------------------
THE TARGET PORTFOLIO TRUST                                                    91

The Target
Portfolio Trus(R)

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice
President

Robert F. Gunia
Vice President

Grace C. Torres
Treasurer

Marguerite E.H. Morrison
Chief Legal Officer and Assistant Secretary

Lori E. Bostrom
Secretary

Maryanne Ryan
Anti-Money Laundering Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Columbus Circle Investors
Metro Center
One Station Plaza
Stamford, CT 06902

EARNEST Partners, LLC
75 14th Street, Suite 2300
Atlanta, GA 30309

Fischer Francis
   Trees & Watts, Inc.
200 Park Avenue
New York, NY 10166

Hotchkis and Wiley
   Capital Management LLC
725 S. Figueroa Street
Suite 3900
Los Angeles, CA 90017

J.P. Morgan Fleming Asset
   Management (USA) Inc.
320 Park Avenue
New York, NY 10022

J.P. Morgan Investment
   Management, Inc.
522 Fifth Avenue
New York, NY 10036

Lazard Asset Management
1 Rockefeller Plaza
New York, NY 10020

National City Investment
   Management Company
1900 East Ninth Street
Cleveland, OH 44114-0756

Oak Associates, Ltd.
3875 Embassy Parkway
Suite 250
Akron, OH 44333

Pacific Investment
   Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Sawgrass Asset Management, LLC
1579 The Greens Way, Suite 20
Jacksonville, FL 32250

Wellington Management
   Company, LLP
75 State Street
Boston, MA 02109

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Fl.
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund
   Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022-6069

The views expressed in this report and information about the Portfolios' holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2003 were not audited and accordingly, no auditor's opinion is expressed on them. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE


Fund Symbols                  Nasdaq       CUSIP
Large Capitalization Growth   TALGX      875921207
Small Capitalization Growth   TASGX      875921405
International Equity          TAIEX      875921504
Total Return Bond             TATBX      875921884
Mortgage Backed Securities    TGMBX      875921702

Fund Symbols                  Nasdaq       CUSIP
Large Capitalization Value    TALVX      875921108
Small Capitalization Value    TASVX      875921306
International Bond            TIBPX      875921876
Intermediate-Term Bond        TAIBX      875921801
U.S. Government Money Market  PUGXX      875921603

PRUDENTIAL  (LOGO)


Fund Symbols                  Nasdaq       CUSIP
Large Capitalization Growth   TALGX      875921207
Small Capitalization Growth   TASGX      875921405
International Equity          TAIEX      875921504
Total Return Bond             TATBX      875921884
Mortgage Backed Securities    TGMBX      875921702

Fund Symbols                  Nasdaq       CUSIP
Large Capitalization Value    TALVX      875921108
Small Capitalization Value    TASVX      875921306
International Bond            TIBPX      875921876
Intermediate-Term Bond        TAIBX      875921801
U.S. Government Money Market  PUGXX      875921603

IFS-AO83224  TMF 158E2

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Target Portfolio Trust

By: /s/ Lori E. Bostrom
    ----------------------------------------------------------
    Lori E. Bostrom
    Secretary

Date: August 26, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003


By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003